Delaware Life Variable Account G

Financial Statements as of and for the Year Ended December 31, 2023 and

Report of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2023

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and the Contract Owners of Delaware Life Variable Account G:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Sub-Accounts listed in the Appendix that comprise Delaware Life Variable Account G (the Separate Account), as of December 31, 2023, the related statements of operations and changes in net assets for the periods indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2023, the results of their operations and changes in their net assets for the periods indicated in the Appendix, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants whose report, dated April 28, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of Delaware Life Insurance Company’s Separate Accounts since 2021.

Hartford, Connecticut

April 23, 2024

Appendix

AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70) (1)

AB VPS Relative Value Portfolio (Class B) Sub-Account (A71) (1) (2)

AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) (1)

AB VPS International Value Portfolio (Class A) Sub-Account (IVP) (1)

AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19) (1)

AB VPS Discovery Value Portfolio (Class A) Sub-Account (ASM) (1) (3)

Alger Mid Cap Growth Portfolio I-2 Sub-Account (A54) (1)

Alger Small Cap Growth Portfolio I-2 Sub-Account (A51) (1)

American Funds Insurance Series Washington Mutual Investors Fund Class 2 Sub-Account (308) (1)

American Funds Insurance Series The Bond Fund of America Class 2 Sub-Account (301) (1)

American Funds Insurance Series Global Growth Fund Class 2 Sub-Account (304) (1)

American Funds Insurance Series Capital World Growth and Income Fund Class 2 Sub-Account (309) (1)

American Funds Insurance Series Global Small Capitalization Fund Class 2 Sub-Account (306) (1)

American Funds Insurance Series Growth Fund Class 2 Sub-Account (303) (1)

American Funds Insurance Series Growth Income Fund Class 2 Sub-Account (302) (1)

American Funds Insurance Series American High-Income Trust Class 2 Sub-Account (305) (1)

American Funds Insurance Series International Fund Class 2 Sub-Account (300) (1)

BlackRock Global Allocation V.I. Fund (Class I) Sub-Account (BLG) (1)

BlackRock Advantage SMID Cap V.I. Fund (Class I) Sub-Account (MSV) (1)

CTIVP—Loomis Sayles Growth Fund Class 1 Sub-Account (C89) (1)

LVIP Delaware U.S. REIT Fund Standard Class Sub-Account (DRS) (1) (4)

Delaware VIP Small Cap Value Series (Standard Class) Sub-Account (DSV) (1)

LVIP Delaware SMID Cap Core Fund—Standard Class Sub-Account (D37) (1)

DWS CROCI U.S. VIP Class A Sub-Account (001) (1)

DWS Small Cap Index VIP Class A Sub-Account (SSI) (1)

DWS Small Cap Index VIP Class B Sub-Account (D55) (1)

DWS Small Mid Cap Value VIP Class A Sub-Account (S61) (1)

BNY Mellon Investment Portfolios: MidCap Stock Portfolio, Initial Shares Sub-Account (D18) (1)

BNY Mellon Investment Portfolios: Technology Growth Portfolio, Initial Shares Sub-Account (DTG) (1)

BNY Mellon Stock Index Fund Inc., Initial Shares Sub-Account (DSI) (1)

BNY Mellon Variable Investment Fund: Appreciation Portfolio, Initial Shares Sub-Account (DCA) (1)

BNY Mellon Variable Investment Fund: Opportunistic Small Cap Portfolio, Initial Shares Sub-Account

(DSC) (1)

BNY Mellon Variable Investment Fund: Growth and Income Portfolio, Initial Shares Sub-Account (DGI) (1)

Fidelity VIP Balanced I Class Sub-Account (FVI) (1)

Fidelity VIP Contrafund Portfolio (Initial Class) Sub-Account (FCN) (1)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24) (1)

Fidelity VIP Equity-Income Portfolio (Initial Class) Sub-Account (FEI) (1)

Fidelity VIP Freedom 2015 Portfolio (Initial Class) Sub-Account (FF1) (1)

Fidelity VIP Freedom 2020 Portfolio (Initial Class) Sub-Account (FF2) (1)

Fidelity VIP Freedom 2030 Portfolio (Initial Class) Sub-Account (FF3) (1)

Fidelity VIP Growth & Income Portfolio (Initial Class) Sub-Account (FVG) (1)

Fidelity VIP Growth Portfolio (Initial Class) Sub-Account (FGP) (1)

Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99) (1)

Fidelity VIP High Income Portfolio (Initial Class) Sub-Account (FHI) (1)

Fidelity VIP Index 500 Portfolio (Initial Class) Sub-Account (FIP) (1)

Fidelity VIP Investment Grade Bond Portfolio (Initial Class) Sub-Account (FIG) (1)

Fidelity VIP Mid Cap Portfolio (Initial Class) Sub-Account (FMC) (1)

Fidelity VIP Government Money Market Portfolio (Service Class) Sub-Account (FM8) (1)

Fidelity VIP Overseas Portfolio (Initial Class) Sub-Account (FOF) (1)

Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91) (1)

First Eagle Overseas Variable Fund Sub-Account (FE3) (1)

Franklin Templeton Foreign VIP Fund Class 1 Sub-Account (TFS) (1)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)

Franklin Templeton Growth VIP Fund Class 1 Sub-Account (TSF) (1)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) (1)

Franklin Templeton Mutual Shares VIP Fund Class 1 Sub-Account (FSS) (1)

Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1 Sub-Account (FSC) (1)

Franklin Templeton VIP Global Real Estate Fund (Class 1) Sub-Account (FRE) (1)

Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31) (1)

Invesco V.I. American Franchise Fund Series I Sub-Account (V15) (1)

Invesco V.I. Comstock Fund Series I Sub-Account (VCP) (1)

Invesco V.I. Core Equity Fund I Sub-Account (A39) (1)

Invesco V.I. Growth and Income Fund Series I Sub-Account (IB1) (1)

Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21) (1)

Invesco V.I. Main Street Mid Cap Fund—Series I Sub-Account (A22) (1)

Invesco V.I. Small Cap Equity Fund I Sub-Account (I76) (1)

Janus Henderson VIT Mid Cap Value Portfolio Institutional Class Sub-Account (MVP) (1)

LVIP JPMorgan Core Bond Fund Standard Class Sub-Account (JM7) (1) (5)

LVIP JPMorgan Small Cap Core Fund Standard Class Sub-Account (J43) (1) (6)

LVIP JPMorgan U.S. Equity Fund Standard Class Sub-Account (J32) (1) (7)

Lazard Retirement Emerging Markets Equity Portfolio Investor Class Sub-Account (LRI) (1)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8) (1)

MFS VIT Total Return Series Initial Class Sub-Account (M07) (1)

MFS VIT Total Return Series Service Class Sub-Account (M35) (1)

MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1) (1)

MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41) (1)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06) (1)

MFS VIT I Research Series Initial Class Sub-Account (M33) (1)

MFS VIT I Utilities Series Initial Class Sub-Account (M44) (1)

MFS VIT I Utilities Series Service Class Sub-Account (M40) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

MFS VIT I Value Series Service Class Sub-Account (M08) (1)

MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7) (1)

MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0) (1)

MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0) (1)

MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1) (1)

MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3) (1)

MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6) (1)

MFS VIT II Global Research Portfolio S Class Sub-Account (MC9) (1)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96) (1)

MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2) (1)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6) (1)

MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3) (1)

MFS VIT II International Growth Portfolio I Class Sub-Account (M97) (1)

MFS VIT II International Growth Portfolio S Class Sub-Account (MD5) (1)

MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

MFS VIT II Research International Portfolio I Class Sub-Account (ME2) (1)

MFS VIT II Income Portfolio S Class Sub-Account (MA7) (1)

MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8) (1)

MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6) (1)

MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2) (1)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class I Sub-Account (VMG) (1)

Neuberger Berman AMT Mid-Cap Growth Portfolio Class I Sub-Account (NMC) (1)

Neuberger Berman AMT Sustainable Equity Portfolio Class I Sub-Account (NSE) (1)

Invesco V.I. Capital Appreciation Fund, Series I Sub-Account (O01) (1)

Invesco V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00) (1)

Invesco V.I. Global Fund, Series I Sub-Account (OGS) (1)

Invesco V.I. Main Street Small Cap Fund, Series I Sub-Account (OSC) (1)

PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10) (1)

PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8) (1)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

Royce Capital Fund - Small-Cap Portfolio Investment Class Sub-Account (SCP) (1)

Rydex VT Nasdaq-100 Fund Sub-Account (R03) (8)

T. Rowe Price Blue Chip Growth Portfolio Sub-Account (307) (1)

T. Rowe Price Equity Income Portfolio Sub-Account (REI) (1)

T. Rowe Price All-Cap Opportunities Portfolio Sub-Account (RNA) (1)

Wanger Acorn Sub-Account (W42) (1)

(1)

Statement of assets and liabilities as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. Financial highlights for the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants.

(2)	Formerly AB VPS Growth and Income Portfolio (Class B).
(3)	Formerly AB VPS Small/Mid Cap Value Portfolio (Class A).
(4)	Formerly LVIP Delaware REIT Fund-Standard Class.
(5)	Formerly JPMorgan Insurance Trust Core Bond Portfolio Class 1.
(6)	Formerly JPMorgan Insurance Trust Small Cap Core Portfolio Class 1. (7) Formerly JPMorgan Insurance Trust U.S. Equity Portfolio Class 1.
(8)	Statements of operations for the year ended December 31, 2023, and the statements of changes in net assets for each of the years in the two-year period then ended.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

		Assets			Liabilities
	Shares	Cost	Investments at fair value	Total Assets	Payable to Sponsor	Net Assets
AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70)	—	$13	$13	$13	$—	$13
AB VPS Relative Value Portfolio (Class B) Sub-Account (A71) ²	27,923	785,563	803,625	803,625	1,040	802,585
AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2)	92,115	1,777,699	1,596,351	1,596,351	937	1,595,414
AB VPS International Value Portfolio (Class A) Sub-Account (IVP)	291	4,004	4,308	4,308	18	4,290
AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19)	28,155	328,891	224,397	224,397	456	223,941
AB VPS Discovery Value Portfolio (Class A) Sub-Account (ASM) ²	2,181	37,490	38,621	38,621	111	38,510
Alger Mid Cap Growth Portfolio I-2 Sub-Account (A54)	48,704	1,128,896	820,669	820,669	7	820,662
Alger Small Cap Growth Portfolio I-2 Sub-Account (A51)	23,794	568,411	393,319	393,319	604	392,715
American Funds Insurance Series Washington Mutual Investors Fund Class 2 Sub-Account (308)	187,227	2,514,515	2,660,490	2,660,490	1,531	2,658,959
American Funds Insurance Series The Bond Fund of America Class 2 Sub-Account (301)	199,740	2,193,322	1,877,560	1,877,560	1,623	1,875,937
American Funds Insurance Series Global Growth Fund Class 2 Sub-Account (304)	16,249	583,381	543,352	543,352	998	542,354
American Funds Insurance Series Capital World Growth and Income Fund Class 2 Sub-Account (309)	1,402	19,366	19,366	19,366	91	19,275
American Funds Insurance Series Global Small Capitalization Fund Class 2 Sub-Account (306)	27,386	583,193	479,248	479,248	788	478,460
American Funds Insurance Series Growth Fund Class 2 Sub-Account (303)	4,758	473,845	467,214	467,214	1,508	465,706
American Funds Insurance Series Growth Income Fund Class 2 Sub-Account (302)	8,260	446,055	481,567	481,567	314	481,253
American Funds Insurance Series American High-Income Trust Class 2 Sub-Account (305)	15,174	130,973	132,472	132,472	1	132,471
American Funds Insurance Series International Fund Class 2 Sub-Account (300)	1,015,262	20,216,135	17,675,705	17,675,705	31,986	17,643,719
BlackRock Global Allocation V.I. Fund (Class I) Sub-Account (BLG)	41,089	703,843	670,157	670,157	7,414	662,743
BlackRock Advantage SMID Cap V.I. Fund (Class I) Sub-Account (MSV)	30,064	701,457	636,758	636,758	568	636,190
CTIVP - Loomis Sayles Growth Fund Class 1 Sub-Account (C89)	124	5,763	7,295	7,295	38	7,257
Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58) [1]	—	—	—	—	—	—
LVIP Delaware U.S. REIT Fund Standard Class Sub-Account (DRS) ²	161,440	2,041,441	2,125,524	2,125,524	3,346	2,122,178
Delaware VIP Small Cap Value Series (Standard Class) Sub-Account (DSV)	102,707	3,415,979	3,942,905	3,942,905	4,173	3,938,732
LVIP Delaware SMID Cap Core Fund - Standard Class Sub-Account (D37)	71,422	1,609,463	1,825,614	1,825,614	1,748	1,823,866
DWS CROCI U.S. VIP Class A Sub-Account (001)	—	4	4	4	—	4
DWS Small Cap Index VIP Class A Sub-Account (SSI)	60,063	873,162	818,663	818,663	915	817,748
DWS Small Cap Index VIP Class B Sub-Account (D55)	145,559	2,012,948	1,982,507	1,982,507	489	1,982,018
DWS Small Mid Cap Value VIP Class A Sub-Account (S61)	1	12	12	12	—	12
BNY Mellon Investment Portfolios: MidCap Stock Portfolio, Initial Shares Sub-Account (D18)	32,264	601,306	602,699	602,699	668	602,031
BNY Mellon Investment Portfolios: Technology Growth Portfolio, Initial Shares Sub-Account (DTG)	48,329	1,613,491	1,353,686	1,353,686	1,271	1,352,415
BNY Mellon Stock Index Fund Inc., Initial Shares Sub-Account (DSI)	1,600,981	90,460,187	110,595,744	110,595,744	79,914	110,515,830
BNY Mellon Variable Investment Fund: Appreciation Portfolio, Initial Shares Sub-Account (DCA)	161,915	6,318,499	5,670,265	5,670,265	50	5,670,215
BNY Mellon Variable Investment Fund: Opportunistic Small Cap Portfolio, Initial Shares Sub-Account (DSC)	699	28,966	29,293	29,293	80	29,213
BNY Mellon Variable Investment Fund: Growth and Income Portfolio, Initial Shares Sub-Account (DGI)	2,215	65,874	71,593	71,593	111	71,482
Fidelity VIP Balanced I Class Sub-Account (FVI)	31,893	632,954	711,859	711,859	1,026	710,833
Fidelity VIP Contrafund Portfolio (Initial Class) Sub-Account (FCN)	222,959	8,352,522	10,842,489	10,842,489	4,605	10,837,884
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	11,872	453,761	555,957	555,957	3,206	552,751
Fidelity VIP Equity-Income Portfolio (Initial Class) Sub-Account (FEI)	375,088	8,405,908	9,320,944	9,320,944	3,913	9,317,031
Fidelity VIP Freedom 2015 Portfolio (Initial Class) Sub-Account (FF1)	33,487	454,110	384,763	384,763	291	384,472
Fidelity VIP Freedom 2020 Portfolio (Initial Class) Sub-Account (FF2)	79,758	1,119,211	996,971	996,971	296	996,675
Fidelity VIP Freedom 2030 Portfolio (Initial Class) Sub-Account (FF3)	211,472	3,323,159	3,248,215	3,248,215	863	3,247,352
Fidelity VIP Growth & Income Portfolio (Initial Class) Sub-Account (FVG)	11,976	274,805	323,843	323,843	250	323,593
Fidelity VIP Growth Portfolio (Initial Class) Sub-Account (FGP)	14,624	1,152,168	1,361,537	1,361,537	1,824	1,359,713
Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99)	70,017	5,986,520	6,295,936	6,295,936	7,544	6,288,392
Fidelity VIP High Income Portfolio (Initial Class) Sub-Account (FHI)	52,322	264,583	240,683	240,683	810	239,873
Fidelity VIP Index 500 Portfolio (Initial Class) Sub-Account (FIP)	104	29,265	48,009	48,009	44	47,965
Fidelity VIP Investment Grade Bond Portfolio (Initial Class) Sub-Account (FIG)	2,726,815	35,391,517	30,458,523	30,458,523	24,171	30,434,352

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

		Assets			Liabilities
	Shares	Cost	Investments at fair value	Total Assets	Payable to Sponsor	Net Assets
Fidelity VIP Mid Cap Portfolio (Initial Class) Sub-Account (FMC)	69,493	$2,462,275	$2,532,338	$2,532,338	$1,726	$2,530,612
Fidelity VIP Government Money Market Portfolio (Service Class) Sub-Account (FM8)	38,106,890	38,106,890	38,106,890	38,106,890	23,418	38,083,472
Fidelity VIP Overseas Portfolio (Initial Class) Sub-Account (FOF)	13,472	346,657	347,850	347,850	605	347,245
Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91)	10,024	230,898	255,703	255,703	1,536	254,167
First Eagle Overseas Variable Fund Sub-Account (FE3)	25,467	616,109	575,547	575,547	514	575,033
Franklin Templeton Foreign VIP Fund Class 1 Sub-Account (TFS)	14,710	182,666	214,325	214,325	560	213,765
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	60,760	830,935	865,229	865,229	1,247	863,982
Franklin Templeton Growth VIP Fund Class 1 Sub-Account (TSF)	396,481	4,724,697	4,860,858	4,860,858	1,627	4,859,231
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	9	104	112	112	37	75
Franklin Templeton Mutual Shares VIP Fund Class 1 Sub-Account (FSS) ³	—	—	—	—	—	—
Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1 Sub-Account (FSC)	602	12,794	10,267	10,267	37	10,230
Franklin Templeton VIP Global Real Estate Fund (Class 1) Sub-Account (FRE)	5,699	76,863	74,141	74,141	—	74,141
Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31)	3,887	83,547	75,918	75,918	2,422	73,496
Invesco V.I. American Franchise Fund Series I Sub-Account (V15)	60,389	3,392,720	3,560,522	3,560,522	3,452	3,557,070
Invesco V.I. Comstock Fund Series I Sub-Account (VCP)	62,316	1,100,023	1,225,747	1,225,747	1,200	1,224,547
Invesco V.I. Core Equity Fund I Sub-Account (A39)	7,389	227,305	216,419	216,419	370	216,049
Invesco V.I. Growth and Income Fund Series I Sub-Account (IB1)	179,302	3,392,781	3,381,637	3,381,637	1,731	3,379,906
Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21)	12,079	439,545	411,785	411,785	343	411,442
Invesco V.I. Main Street Mid Cap Fund - Series I Sub-Account (A22)	49,051	497,181	480,211	480,211	1,566	478,645
Invesco V.I. Small Cap Equity Fund I Sub-Account (I76)	5,037	88,703	86,642	86,642	23	86,619
Janus Henderson VIT Mid Cap Value Portfolio Institutional Class Sub-Account (MVP)	12,294	190,788	215,510	215,510	450	215,060
LVIP JPMorgan Core Bond Fund Standard Class Sub-Account (JM7) ²	331,564	3,725,387	3,274,197	3,274,197	110	3,274,087
LVIP JPMorgan Small Cap Core Fund Standard Class Sub-Account (J43) ²	804	19,750	15,956	15,956	55	15,901
LVIP JPMorgan U.S. Equity Fund Standard Class Sub-Account (J32) ²	14,730	442,894	554,228	554,228	316	553,912
Lazard Retirement Emerging Markets Equity Portfolio Investor Class Sub-Account (LRI)	165,294	3,209,844	3,403,406	3,403,406	2,530	3,400,876
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	109,326,187	109,326,187	109,326,187	109,326,187	512,835	108,813,352
MFS VIT Total Return Series Initial Class Sub-Account (M07)	221,219	5,239,713	5,145,542	5,145,542	2,244	5,143,298
MFS VIT Total Return Series Service Class Sub-Account (M35)	121,901	2,794,224	2,764,715	2,764,715	11,309	2,753,406
MFS VIT I Growth Series Initial Class Sub-Account (M31)	19,153	944,651	1,154,751	1,154,751	148	1,154,603
MFS VIT I Growth Series Service Class Sub-Account (M80)	14,955	860,473	832,721	832,721	1,811	830,910
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)	333,114	3,207,594	2,854,789	2,854,789	3,575	2,851,214
MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41)	22,858	146,739	169,607	169,607	1,054	168,553
MFS VIT I New Discovery Series Initial Class Sub-Account (M05) ³	—	—	—	—	—	—
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	4,873	45,630	49,215	49,215	353	48,862
MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06)	272,009	3,482,329	3,182,508	3,182,508	24,713	3,157,795
MFS VIT I Research Series Initial Class Sub-Account (M33)	10	326	330	330	54	276
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	21,447	681,165	691,652	691,652	1,136	690,516
MFS VIT I Utilities Series Service Class Sub-Account (M40)	802	24,294	25,297	25,297	21	25,276
MFS VIT I Value Series Initial Class Sub-Account (M83)	498,480	10,330,100	10,602,662	10,602,662	9,741	10,592,921
MFS VIT I Value Series Service Class Sub-Account (M08)	71,371	1,497,099	1,478,092	1,478,092	6,287	1,471,805
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) ³	—	—	—	—	—	—
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)	4,787	246,001	261,649	261,649	654	260,995
MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0)	738,179	8,411,937	7,020,086	7,020,086	3,995	7,016,091
MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0)	10,340	94,596	96,889	96,889	2,015	94,874
MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1)	72,664	1,925,512	1,972,826	1,972,826	1,839	1,970,987
MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3)	32,340	490,970	402,953	402,953	656	402,297
MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6)	41,088	1,095,912	1,111,025	1,111,025	1,009	1,110,016
MFS VIT II Global Research Portfolio S Class Sub-Account (MC9)	84,585	2,659,584	2,673,727	2,673,727	2,684	2,671,043
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	654,508	8,267,617	7,114,507	7,114,507	2,201	7,112,306
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	—	2	2	2	—	2

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

		Assets			Liabilities
	Shares	Cost	Investments at fair value	Total Assets	Payable to Sponsor	Net Assets
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	562,314	$2,963,523	$2,811,571	$2,811,571	$817	$2,810,754
MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)	15,825	77,472	78,175	78,175	288	77,887
MFS VIT II International Growth Portfolio I Class Sub-Account (M97)	153,763	2,071,782	2,255,708	2,255,708	2,292	2,253,416
MFS VIT II International Growth Portfolio S Class Sub-Account (MD5)	18,876	259,819	272,381	272,381	1,470	270,911
MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98)	162,343	4,643,703	4,772,892	4,772,892	4,671	4,768,221
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	1,392	30,396	31,491	31,491	34	31,457
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	12,891	251,298	284,891	284,891	1,780	283,111
MFS VIT II Research International Portfolio I Class Sub-Account (ME2)	167,739	2,806,098	2,831,440	2,831,440	1,181	2,830,259
MFS VIT II Income Portfolio S Class Sub-Account (MA7)	2,747	22,273	22,853	22,853	144	22,709
MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8)	235,435	2,325,846	2,356,709	2,356,709	26	2,356,683
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	474,893	6,583,811	6,211,600	6,211,600	4,214	6,207,386
MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2)	1,488,644	15,191,948	14,841,783	14,841,783	5,164	14,836,619
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	325,865	2,817,614	3,203,252	3,203,252	1,907	3,201,345
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class I Sub-Account (VMG)	26,777	110,751	122,905	122,905	89	122,816
Neuberger Berman AMT Mid-Cap Growth Portfolio Class I Sub-Account (NMC)	1,617	48,524	43,051	43,051	185	42,866
Neuberger Berman AMT Short Duration Bond Portfolio Class I Sub-Account (NLM) [1]	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio Class I Sub-Account (NSE)	495	13,393	16,517	16,517	55	16,462
Invesco V.I. Capital Appreciation Fund, Series I Sub-Account (O01)	45,700	2,309,898	2,151,105	2,151,105	67	2,151,038
Invesco V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00)	2,085	148,119	130,963	130,963	222	130,741
Invesco V.I. Global Fund, Series I Sub-Account (OGS)	82,828	3,217,579	3,028,179	3,028,179	6,335	3,021,844
Invesco V.I. Main Street Small Cap Fund, Series I Sub-Account (OSC)	74,293	1,760,345	1,999,233	1,999,233	1,196	1,998,037
PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10)	194,275	1,257,512	1,039,372	1,039,372	1,479	1,037,893
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	61,709	748,170	651,032	651,032	636	650,396
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	1,244,270	15,302,765	14,396,198	14,396,198	6,217	14,389,981
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	3,810,214	40,484,413	34,977,764	34,977,764	28,449	34,949,315
Royce Capital Fund - Small-Cap Portfolio Investment Class Sub-Account (SCP)	147,710	1,260,392	1,416,540	1,416,540	2,546	1,413,994
Rydex VT Nova Fund Sub-Account (R02) [1]	—	—	—	—	—	—
Rydex VT Nasdaq-100 Fund Sub-Account (R03) ³	—	—	—	—	—	—
T. Rowe Price Blue Chip Growth Portfolio Sub-Account (307)	424,269	18,221,958	19,596,970	19,596,970	16,927	19,580,043
T. Rowe Price Equity Income Portfolio Sub-Account (REI)	103,912	2,840,054	2,884,607	2,884,607	3,424	2,881,183
T. Rowe Price All-Cap Opportunities Portfolio Sub-Account (RNA)	1,554	50,833	53,465	53,465	244	53,221
Wanger Acorn Sub-Account (W42)	2,388	27,920	31,838	31,838	100	31,738

[1]

This sub-account is active but had zero balance as of December 31, 2023, and no activity for the years ended December 31, 2023 and 2022, respectively. Therefore, this sub-account is not disclosed in the Statements of Operations and Statements of Changes in Net Assets. Refer to Note 9 in the Variable Account’s Notes to Financial Statements for more information.

[2]	This Sub-Account had a name change in 2023. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.
[3]	This sub-account is active but had zero balance as of December 31, 2023.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

	Units	Net Assets
A70[4]	—	$13
A71	15,348	802,585
AM2	37,145	1,595,414
IVP	342	4,290
A19	2,862	223,941
ASM	1,156	38,510
A54	19,290	820,662
A51	12,865	392,715
308	51,127	2,658,959
301	113,510	1,875,937
304	9,706	542,354
309	442	19,275
306	12,125	478,460
303	5,372	465,706
302	8,053	481,253
305	4,515	132,471
300	671,783	17,643,719
BLG	25,382	662,743
MSV	12,781	636,190
C89	257	7,257
C58	—	—
DRS	52,444	2,122,178
DSV	75,942	3,938,732
D37	26,814	1,823,866
001	—	4
SSI	18,601	817,748
D55	33,922	1,982,018
S61	—	12
D18	14,034	602,031
DTG	16,573	1,352,415
DSI	2,102,086	110,515,830
DCA	89,048	5,670,215
DSC	780	29,213
DGI	1,202	71,482
FVI	14,726	710,833
FCN	88,006	10,837,884
F24	6,464	552,751
FEI	238,055	9,317,031

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

	Units	Net Assets
FF1	15,378	$384,472
FF2	38,159	996,675
FF3	110,014	3,247,352
FVG	6,194	323,593
FGP	13,103	1,359,713
F99	78,616	6,288,392
FHI	8,727	239,873
FIP	541	47,965
FIG	1,046,759	30,434,352
FMC	61,174	2,530,612
FM8	2,894,416	38,083,472
FOF	11,155	347,245
F91	6,739	254,167
FE3	22,503	575,033
TFS	8,689	213,765
T20	26,031	863,982
TSF	123,182	4,859,231
F56	3	75
FSS	—	—
FSC	195	10,230
FRE	4,387	74,141
G31	1,253	73,496
V15	86,199	3,557,070
VCP	25,176	1,224,547
A39	4,058	216,049
IB1	71,829	3,379,906
A21	9,386	411,442
A22	12,393	478,645
I76	2,764	86,619
MVP	5,876	215,060
JM7	211,405	3,274,087
J43	298	15,901
J32	7,182	553,912
LRI	149,947	3,400,876
MD8	7,455,956	108,813,352

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

	Units	Net Assets
M07	253,575	$5,143,298
M35	139,780	2,753,406
M31	24,314	1,154,603
M80	18,041	830,910
MF1	70,809	2,851,214
M41	4,255	168,553
M42	2,197	48,862
M06	258,232	3,157,795
M33	9	276
M44	41,231	690,516
M40	1,544	25,276
M83	342,267	10,592,921
M08	68,547	1,471,805
MB6	—	—
MB7	4,174	260,995
MC0	338,927	7,016,091
MA0	4,304	94,874
MC1	46,359	1,970,987
MC3	25,345	402,297
MC6	12,568	1,110,016
MC9	60,729	2,671,043
M96	279,711	7,112,306
MD2	—	2
MA6	180,305	2,810,754
MA3	2,183	77,887
M97	75,469	2,253,416
MD5	6,145	270,911
M98	175,650	4,768,221
MD6	564	31,457
MB3	4,215	283,111
ME2	93,308	2,830,259
MA7	1,032	22,709

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2023

	Units	Net Assets
MB8	56,994	$2,356,683
MF6	92,171	6,207,386
MF2	1,095,723	14,836,619
MG3	85,183	3,201,345
VMG	1,944	122,816
NMC	620	42,866
NSE	988	16,462
O01	41,060	2,151,038
O00	9,497	130,741
OGS	58,663	3,021,844
OSC	33,597	1,998,037
P10	109,642	1,037,893
PK8	30,810	650,396
P06	643,328	14,389,981
P07	1,570,795	34,949,315
SCP	43,463	1,413,994
R02	—	—
R03	—	—
307	324,736	19,580,043
REI	51,761	2,881,183
RNA	641	53,221
W42	885	31,738

[4]	Unit amount is less than 1 unit.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	A70	A71	AM2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$9,590	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	—	(30,791)	(3,151)
Realized gain distributions	1	60,575	57,992

Net realized gains (losses)	1	29,784	54,841

Net change in unrealized appreciation/ (depreciation)	1	51,493	112,937

Net realized and change in unrealized gains (losses)	2	81,277	167,778

Net increase (decrease) in net assets from operations	$2	$90,867	$167,778

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	IVP	A19	ASM
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$32	$—	$378
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	14	(5,012)	(97)
Realized gain distributions	—	—	2,973

Net realized gains (losses)	14	(5,012)	2,876

Net change in unrealized appreciation/ (depreciation)	412	39,384	2,446

Net realized and change in unrealized gains (losses)	426	34,372	5,322

Net increase (decrease) in net assets from operations	$458	$34,372	$5,700

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	A54	A51	308
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$45,905
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(43,312)	(17,844)	(20,884)
Realized gain distributions	—	—	22,949

Net realized gains (losses)	(43,312)	(17,844)	2,065

Net change in unrealized appreciation/ (depreciation)	199,745	70,996	346,181

Net realized and change in unrealized gains (losses)	156,433	53,152	348,246

Net increase (decrease) in net assets from operations	$156,433	$53,152	$394,151

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	301	304	309
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$64,129	$4,540	$307
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(63,069)	(913)	(191)
Realized gain distributions	—	38,042	—

Net realized gains (losses)	(63,069)	37,129	(191)

Net change in unrealized appreciation/ (depreciation)	95,766	58,089	2,828

Net realized and change in unrealized gains (losses)	32,697	95,218	2,637

Net increase (decrease) in net assets from operations	$96,826	$99,758	$2,944

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	306	303	302
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,175	$1,497	$5,692
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2,029)	(65,102)	(24,687)
Realized gain distributions	5,628	23,357	16,304

Net realized gains (losses)	3,599	(41,745)	(8,383)

Net change in unrealized appreciation/ (depreciation)	61,223	174,602	89,675

Net realized and change in unrealized gains (losses)	64,822	132,857	81,292

Net increase (decrease) in net assets from operations	$65,997	$134,354	$86,984

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	305	300	BLG
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$8,304	$224,306	$14,283
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2,315)	(288,283)	(13,887)
Realized gain distributions	—	—	—

Net realized gains (losses)	(2,315)	(288,283)	(13,887)

Net change in unrealized appreciation/ (depreciation)	5,864	2,597,988	79,961

Net realized and change in unrealized gains (losses)	3,549	2,309,705	66,074

Net increase (decrease) in net assets from operations	$11,853	$2,534,011	$80,357

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MSV	C89	DRS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$5,670	$—	$68,133
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2,640)	110	(1,748)
Realized gain distributions	—	—	—

Net realized gains (losses)	(2,640)	110	(1,748)

Net change in unrealized appreciation/ (depreciation)	97,899	1,695	167,778

Net realized and change in unrealized gains (losses)	95,259	1,805	166,030

Net increase (decrease) in net assets from operations	$100,929	$1,805	$234,163

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	DSV	D37	001
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$34,926	$19,036	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(47,074)	48,438	106
Realized gain distributions	154,287	85,772	—

Net realized gains (losses)	107,213	134,210	106

Net change in unrealized appreciation/ (depreciation)	201,869	116,979	68

Net realized and change in unrealized gains (losses)	309,082	251,189	174

Net increase (decrease) in net assets from operations	$344,008	$270,225	$174

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	SSI	D55	S61
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$8,406	$16,378	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(10,770)	(26,125)	—
Realized gain distributions	18,019	46,537	—

Net realized gains (losses)	7,249	20,412	—

Net change in unrealized appreciation/ (depreciation)	103,764	245,178	2

Net realized and change in unrealized gains (losses)	111,013	265,590	2

Net increase (decrease) in net assets from operations	$119,419	$281,968	$2

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	D18	DTG	DSI
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$4,544	$—	$1,431,604
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(14,024)	(12,735)	1,456,655
Realized gain distributions	18,268	—	3,677,926

Net realized gains (losses)	4,244	(12,735)	5,134,581

Net change in unrealized appreciation/ (depreciation)	86,693	502,668	16,551,864

Net realized and change in unrealized gains (losses)	90,937	489,933	21,686,445

Net increase (decrease) in net assets from operations	$95,481	$489,933	$23,118,049

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	DCA	DSC	DGI
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$37,259	$87	$426
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(16,355)	(9)	(69)
Realized gain distributions	434,160	588	6,828

Net realized gains (losses)	417,805	579	6,759

Net change in unrealized appreciation/ (depreciation)	532,050	1,716	7,898

Net realized and change in unrealized gains (losses)	949,855	2,295	14,657

Net increase (decrease) in net assets from operations	$987,114	$2,382	$15,083

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	FVI	FCN	F24
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$11,045	$48,057	$1,285
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,832	41,524	6,409
Realized gain distributions	19,853	341,881	18,116

Net realized gains (losses)	21,685	383,405	24,525

Net change in unrealized appreciation/ (depreciation)	89,438	2,290,108	114,549

Net realized and change in unrealized gains (losses)	111,123	2,673,513	139,074

Net increase (decrease) in net assets from operations	$122,168	$2,721,570	$140,359

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	FEI	FF1	FF2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$171,316	$13,469	$28,819
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	24,021	(7,801)	(47,219)
Realized gain distributions	257,153	7,096	6,342

Net realized gains (losses)	281,174	(705)	(40,877)

Net change in unrealized appreciation/ (depreciation)	447,649	26,153	119,768

Net realized and change in unrealized gains (losses)	728,823	25,448	78,891

Net increase (decrease) in net assets from operations	$900,139	$38,917	$107,710

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	FF3	FVG	FGP
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$73,534	$5,058	$1,568
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(19,577)	14,857	559
Realized gain distributions	—	11,518	55,334

Net realized gains (losses)	(19,577)	26,375	55,893

Net change in unrealized appreciation/ (depreciation)	334,682	24,955	296,102

Net realized and change in unrealized gains (losses)	315,105	51,330	351,995

Net increase (decrease) in net assets from operations	$388,639	$56,388	$353,563

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	F99	FHI	FIP
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$175	$13,086	$643
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	172,572	(5,639)	706
Realized gain distributions	263,333	—	387

Net realized gains (losses)	435,905	(5,639)	1,093

Net change in unrealized appreciation/ (depreciation)	1,193,260	15,251	8,299

Net realized and change in unrealized gains (losses)	1,629,165	9,612	9,392

Net increase (decrease) in net assets from operations	$1,629,340	$22,698	$10,035

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	FIG	FMC	FM8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$777,313	$13,647	$1,743,870
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(576,749)	34,975	—
Realized gain distributions	—	62,469	—

Net realized gains (losses)	(576,749)	97,444	—

Net change in unrealized appreciation/ (depreciation)	1,630,616	206,000	—

Net realized and change in unrealized gains (losses)	1,053,867	303,444	—

Net increase (decrease) in net assets from operations	$1,831,180	$317,091	$1,743,870

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	FOF	F91	FE3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$3,415	$1,872	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,348)	4,086	(299)
Realized gain distributions	864	627	42,022

Net realized gains (losses)	(484)	4,713	41,723

Net change in unrealized appreciation/ (depreciation)	55,352	32,514	8,617

Net realized and change in unrealized gains (losses)	54,868	37,227	50,340

Net increase (decrease) in net assets from operations	$58,283	$39,099	$50,340

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	TFS	T20	TSF
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$6,705	$25,693	$154,827
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	880	(7,473)	388
Realized gain distributions	—	—	—

Net realized gains (losses)	880	(7,473)	388

Net change in unrealized appreciation/ (depreciation)	29,856	95,555	692,163

Net realized and change in unrealized gains (losses)	30,736	88,082	692,551

Net increase (decrease) in net assets from operations	$37,441	$113,775	$847,378

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	F56	FSS	FSC
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$6	$—	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	19	(230)	(387)
Realized gain distributions	—	—	—

Net realized gains (losses)	19	(230)	(387)

Net change in unrealized appreciation/ (depreciation)	—	533	2,444

Net realized and change in unrealized gains (losses)	19	303	2,057

Net increase (decrease) in net assets from operations	$25	$303	$2,057

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	FRE	G31	V15
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,075	$483	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(7,622)	983	11,831
Realized gain distributions	—	—	70,031

Net realized gains (losses)	(7,622)	983	81,862

Net change in unrealized appreciation/ (depreciation)	13,624	15,293	959,210

Net realized and change in unrealized gains (losses)	6,002	16,276	1,041,072

Net increase (decrease) in net assets from operations	$8,077	$16,759	$1,041,072

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	VCP	A39	IB1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$21,160	$1,466	$51,056
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,634	(128)	(14,798)
Realized gain distributions	130,256	4,732	405,694

Net realized gains (losses)	131,890	4,604	390,896

Net change in unrealized appreciation/ (depreciation)	(17,893)	34,461	(75,355)

Net realized and change in unrealized gains (losses)	113,997	39,065	315,541

Net increase (decrease) in net assets from operations	$135,157	$40,531	$366,597

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	A21	A22	I76
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$763	$1,296	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(559)	(33,206)	(2,064)
Realized gain distributions	286	—	1,398

Net realized gains (losses)	(273)	(33,206)	(666)

Net change in unrealized appreciation/ (depreciation)	62,968	95,268	10,875

Net realized and change in unrealized gains (losses)	62,695	62,062	10,209

Net increase (decrease) in net assets from operations	$63,458	$63,358	$10,209

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MVP	JM7	J43
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,292	$117,662	$198
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(444)	(14,979)	(288)
Realized gain distributions	5,607	—	125

Net realized gains (losses)	5,163	(14,979)	(163)

Net change in unrealized appreciation/ (depreciation)	16,049	81,549	1,767

Net realized and change in unrealized gains (losses)	21,212	66,570	1,604

Net increase (decrease) in net assets from operations	$23,504	$184,232	$1,802

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	J32	LRI	MD8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$7,779	$163,899	$4,504,461
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	9,384	2,585	—
Realized gain distributions	22,750	—	—

Net realized gains (losses)	32,134	2,585	—

Net change in unrealized appreciation/ (depreciation)	78,259	485,465	—

Net realized and change in unrealized gains (losses)	110,393	488,050	—

Net increase (decrease) in net assets from operations	$118,172	$651,949	$4,504,461

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M07	M35	M31
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$99,986	$35,054	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(13,022)	(267,747)	25,907
Realized gain distributions	208,241	83,665	81,952

Net realized gains (losses)	195,219	(184,082)	107,859

Net change in unrealized appreciation/ (depreciation)	201,823	434,424	205,885

Net realized and change in unrealized gains (losses)	397,042	250,342	313,744

Net increase (decrease) in net assets from operations	$497,028	$285,396	$313,744

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M80	MF1	M41
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	101,386	(74,179)	(138,645)
Realized gain distributions	59,426	35,416	2,629

Net realized gains (losses)	160,812	(38,763)	(136,016)

Net change in unrealized appreciation/ (depreciation)	145,921	535,555	207,832

Net realized and change in unrealized gains (losses)	306,733	496,792	71,816

Net increase (decrease) in net assets from operations	$306,733	$496,792	$71,816

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M42	M06	M33
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$100,878	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,815)	(73,176)	(533)
Realized gain distributions	—	—	—

Net realized gains (losses)	(1,815)	(73,176)	(533)

Net change in unrealized appreciation/ (depreciation)	13,657	193,668	605

Net realized and change in unrealized gains (losses)	11,842	120,492	72

Net increase (decrease) in net assets from operations	$11,842	$221,370	$72

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M44	M40	M83
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$24,438	$844	$166,273
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	12,300	—	148,731
Realized gain distributions	37,813	1,415	698,893

Net realized gains (losses)	50,113	1,415	847,624

Net change in unrealized appreciation/ (depreciation)	(90,505)	(2,800)	(227,487)

Net realized and change in unrealized gains (losses)	(40,392)	(1,385)	620,137

Net increase (decrease) in net assets from operations	$(15,954)	$(541)	$786,410

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M08	MB7	MC0
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$18,559	$2,503	$264,358
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	47,303	5,690	(70,133)
Realized gain distributions	93,027	18,576	—

Net realized gains (losses)	140,330	24,266	(70,133)

Net change in unrealized appreciation/ (depreciation)	(69,264)	36,587	394,969

Net realized and change in unrealized gains (losses)	71,066	60,853	324,836

Net increase (decrease) in net assets from operations	$89,625	$63,356	$589,194

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MA0	MC1	MC3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$4,311	$5,474	$5,639
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(52,344)	56,732	(4,205)
Realized gain distributions	—	82,691	—

Net realized gains (losses)	(52,344)	139,423	(4,205)

Net change in unrealized appreciation/ (depreciation)	59,787	205,828	37,620

Net realized and change in unrealized gains (losses)	7,443	345,251	33,415

Net increase (decrease) in net assets from operations	$11,754	$350,725	$39,054

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MC6	MC9	M96
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,468	$17,183	$105,674
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,277	(32,380)	(68,550)
Realized gain distributions	50,004	135,305	—

Net realized gains (losses)	52,281	102,925	(68,550)

Net change in unrealized appreciation/ (depreciation)	133,517	390,801	250,102

Net realized and change in unrealized gains (losses)	185,798	493,726	181,552

Net increase (decrease) in net assets from operations	$187,266	$510,909	$287,226

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MD2	MA6	MA3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$153,580	$3,854
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	—	(85,203)	(6,080)
Realized gain distributions	—	—	—

Net realized gains (losses)	—	(85,203)	(6,080)

Net change in unrealized appreciation/ (depreciation)	—	246,985	12,042

Net realized and change in unrealized gains (losses)	—	161,782	5,962

Net increase (decrease) in net assets from operations	$—	$315,362	$9,816

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	M97	MD5	M98
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$23,480	$2,842	$32,599
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	9,807	39,348	31,847
Realized gain distributions	66,958	9,969	338,737

Net realized gains (losses)	76,765	49,317	370,584

Net change in unrealized appreciation/ (depreciation)	193,693	63,024	320,045

Net realized and change in unrealized gains (losses)	270,458	112,341	690,629

Net increase (decrease) in net assets from operations	$293,938	$115,183	$723,228

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MD6	MB3	ME2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$140	$155	$28,880
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,894	67,755	(39,993)
Realized gain distributions	2,428	16,772	—

Net realized gains (losses)	6,322	84,527	(39,993)

Net change in unrealized appreciation/ (depreciation)	1,477	84,695	328,622

Net realized and change in unrealized gains (losses)	7,799	169,222	288,629

Net increase (decrease) in net assets from operations	$7,939	$169,377	$317,509

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MA7	MB8	MF6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$630	$16,243	$49,897
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(8,128)	(142,116)	(56,871)
Realized gain distributions	—	71,091	406,238

Net realized gains (losses)	(8,128)	(71,025)	349,367

Net change in unrealized appreciation/ (depreciation)	9,951	428,418	259,369

Net realized and change in unrealized gains (losses)	1,823	357,393	608,736

Net increase (decrease) in net assets from operations	$2,453	$373,636	$658,633

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	MF2	MG3	VMG
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$228,109	$51,397	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(60,417)	81,140	(247,690)
Realized gain distributions	—	97,474	—

Net realized gains (losses)	(60,417)	178,614	(247,690)

Net change in unrealized appreciation/ (depreciation)	691,833	141,029	297,508

Net realized and change in unrealized gains (losses)	631,416	319,643	49,818

Net increase (decrease) in net assets from operations	$859,525	$371,040	$49,818

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	NMC	NSE	O01
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$51	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	238	72	(76,828)
Realized gain distributions	—	241	—

Net realized gains (losses)	238	313	(76,828)

Net change in unrealized appreciation/ (depreciation)	6,423	3,088	641,776

Net realized and change in unrealized gains (losses)	6,661	3,401	564,948

Net increase (decrease) in net assets from operations	$6,661	$3,452	$564,948

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	O00	OGS	OSC
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$6,222	$21,320
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(720)	12,145	1,320
Realized gain distributions	—	314,636	—

Net realized gains (losses)	(720)	326,781	1,320

Net change in unrealized appreciation/ (depreciation)	15,867	465,690	278,026

Net realized and change in unrealized gains (losses)	15,147	792,471	279,346

Net increase (decrease) in net assets from operations	$15,147	$798,693	$300,666

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	P10	PK8	P06
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$168,639	$34,076	$431,559
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(9,366)	(2,348)	(372,437)
Realized gain distributions	—	—	—

Net realized gains (losses)	(9,366)	(2,348)	(372,437)

Net change in unrealized appreciation/ (depreciation)	(242,282)	32,833	486,129

Net realized and change in unrealized gains (losses)	(251,648)	30,485	113,692

Net increase (decrease) in net assets from operations	$(83,009)	$64,561	$545,251

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	P07	SCP	R03
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,179,758	$10,718	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(396,466)	85,067	8,322
Realized gain distributions	—	111,312	—

Net realized gains (losses)	(396,466)	196,379	8,322

Net change in unrealized appreciation/ (depreciation)	1,157,310	79,374	(880)

Net realized and change in unrealized gains (losses)	760,844	275,753	7,442

Net increase (decrease) in net assets from operations	$1,940,602	$286,471	$7,442

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

	307	REI	RNA
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$56,668	$122
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	422,459	(6,458)	713
Realized gain distributions	—	117,436	3,497

Net realized gains (losses)	422,459	110,978	4,210

Net change in unrealized appreciation/ (depreciation)	6,703,824	86,993	7,782

Net realized and change in unrealized gains (losses)	7,126,283	197,971	11,992

Net increase (decrease) in net assets from operations	$7,126,283	$254,639	$12,114

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2023

W42
Sub-Account
Income:
Dividend income	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	58
Realized gain distributions	—

Net realized gains (losses)	58

Net change in unrealized appreciation/ (depreciation)	5,732

Net realized and change in unrealized gains (losses)	5,790

Net increase (decrease) in net assets from operations	$5,790

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A70 Sub-Account		A71 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$—	$—	$9,590	$11,449
Net realized gains (losses)	1	12	29,784	169,433
Net change in unrealized appreciation/ (depreciation)	1	(21)	51,493	(228,774)

Increase (decrease) in net assets from operations	2	(9)	90,867	(47,892)

Contract Owner Transactions:
Purchase payments received	—	—	63,467	67,647
Transfers between Sub-Accounts (including the Fixed Account), net	(1)	21	(378,777)	—
Withdrawals, surrenders and contract charges	—	—	(1)	—
Mortality and expense risk charges	—	—	(2,514)	(3,089)
Cost of insurance charges	—	—	(14,608)	(16,961)

Net increase (decrease) from contract owner transactions	(1)	21	(332,433)	47,597

Total increase (decrease) in net assets	1	12	(241,566)	(295)
Net assets at beginning of year	12	—	1,044,151	1,044,446

Net assets at end of year	$13	$12	$802,585	$1,044,151

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	AM2 Sub-Account		IVP Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$—	$—	$32	$125
Net realized gains (losses)	54,841	252,850	14	4
Net change in unrealized appreciation/ (depreciation)	112,937	(810,451)	412	(431)

Increase (decrease) in net assets from operations	167,778	(557,601)	458	(302)

Contract Owner Transactions:
Purchase payments received	1,334	251	1,327	763
Transfers between Sub-Accounts (including the Fixed Account), net	219,941	—	—	16
Withdrawals, surrenders and contract charges	(82,204)	(65,916)	—	—
Mortality and expense risk charges	(3,700)	(3,779)	(16)	(11)
Cost of insurance charges	(38,854)	(39,607)	(230)	(204)

Net increase (decrease) from contract owner transactions	96,517	(109,051)	1,081	564

Total increase (decrease) in net assets	264,295	(666,652)	1,539	262
Net assets at beginning of year	1,331,119	1,997,771	2,751	2,489

Net assets at end of year	$1,595,414	$1,331,119	$4,290	$2,751

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A19 Sub-Account		ASM Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$—	$—	$378	$393
Net realized gains (losses)	(5,012)	109,424	2,876	5,448
Net change in unrealized appreciation/ (depreciation)	39,384	(240,177)	2,446	(12,240)

Increase (decrease) in net assets from operations	34,372	(130,753)	5,700	(6,399)

Contract Owner Transactions:
Purchase payments received	—	194	853	1,049
Transfers between Sub-Accounts (including the Fixed Account), net	(2,608)	(1)	(1)	(102)
Withdrawals, surrenders and contract charges	—	—	—	(1)
Mortality and expense risk charges	(528)	(573)	(78)	(80)
Cost of insurance charges	(5,480)	(5,271)	(1,825)	(1,609)

Net increase (decrease) from contract owner transactions	(8,616)	(5,651)	(1,051)	(743)

Total increase (decrease) in net assets	25,756	(136,404)	4,649	(7,142)
Net assets at beginning of year	198,185	334,589	33,861	41,003

Net assets at end of year	$223,941	$198,185	$38,510	$33,861

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A54 Sub-Account		A51 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$—	$—	$—	$—
Net realized gains (losses)	(43,312)	(20,215)	(17,844)	14,349
Net change in unrealized appreciation/ (depreciation)	199,745	(361,143)	70,996	(131,709)

Increase (decrease) in net assets from operations	156,433	(381,358)	53,152	(117,360)

Contract Owner Transactions:
Purchase payments received	241	143	44,775	1,096
Transfers between Sub-Accounts (including the Fixed Account), net	(23,562)	69,136	14,036	130,009
Withdrawals, surrenders and contract charges	—	—	(1)	—
Mortality and expense risk charges	—	—	(1,401)	(1,016)
Cost of insurance charges	(92)	(79)	(7,212)	(5,530)

Net increase (decrease) from contract owner transactions	(23,413)	69,200	50,197	124,559

Total increase (decrease) in net assets	133,020	(312,158)	103,349	7,199
Net assets at beginning of year	687,642	999,800	289,366	282,167

Net assets at end of year	$820,662	$687,642	$392,715	$289,366

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	308 Sub-Account		301 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$45,905	$45,009	$64,129	$61,480
Net realized gains (losses)	2,065	534,219	(63,069)	2,507
Net change in unrealized appreciation/ (depreciation)	346,181	(788,164)	95,766	(361,425)

Increase (decrease) in net assets from operations	394,151	(208,936)	96,826	(297,438)

Contract Owner Transactions:
Purchase payments received	55,065	82,982	145,382	111,898
Transfers between Sub-Accounts (including the Fixed Account), net	(18,949)	69,575	(305,011)	(156,952)
Withdrawals, surrenders and contract charges	(65,585)	(347)	—	(7,698)
Mortality and expense risk charges	(3,103)	(2,928)	(5,271)	(5,989)
Cost of insurance charges	(17,291)	(20,095)	(28,105)	(34,360)

Net increase (decrease) from contract owner transactions	(49,863)	129,187	(193,005)	(93,101)

Total increase (decrease) in net assets	344,288	(79,749)	(96,179)	(390,539)
Net assets at beginning of year	2,314,671	2,394,420	1,972,116	2,362,655

Net assets at end of year	$2,658,959	$2,314,671	$1,875,937	$1,972,116

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	304 Sub-Account		309 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$4,540	$3,099	$307	$302
Net realized gains (losses)	37,129	48,669	(191)	2,593
Net change in unrealized appreciation/ (depreciation)	58,089	(193,847)	2,828	(5,101)

Increase (decrease) in net assets from operations	99,758	(142,079)	2,944	(2,206)

Contract Owner Transactions:
Purchase payments received	28,475	1,258	5,155	3,056
Transfers between Sub-Accounts (including the Fixed Account), net	(346)	15,317	2	(1)
Withdrawals, surrenders and contract charges	—	(569)	1	—
Mortality and expense risk charges	(1,868)	(1,737)	(57)	(41)
Cost of insurance charges	(11,648)	(9,994)	(1,415)	(1,239)

Net increase (decrease) from contract owner transactions	14,613	4,275	3,686	1,775

Total increase (decrease) in net assets	114,371	(137,804)	6,630	(431)
Net assets at beginning of year	427,983	565,787	12,645	13,076

Net assets at end of year	$542,354	$427,983	$19,275	$12,645

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	306 Sub-Account		303 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$1,175	$—	$1,497	$1,521
Net realized gains (losses)	3,599	127,763	(41,745)	27,703
Net change in unrealized appreciation/ (depreciation)	61,223	(277,489)	174,602	(206,867)

Increase (decrease) in net assets from operations	65,997	(149,726)	134,354	(177,643)

Contract Owner Transactions:
Purchase payments received	24,296	484	(51,767)	81,055
Transfers between Sub-Accounts (including the Fixed Account), net	23,340	38,174	(24,934)	(7,111)
Withdrawals, surrenders and contract charges	1	—	—	(38,189)
Mortality and expense risk charges	(1,622)	(1,504)	(657)	(710)
Cost of insurance charges	(9,373)	(8,187)	(26,118)	(33,618)

Net increase (decrease) from contract owner transactions	36,642	28,967	(103,476)	1,427

Total increase (decrease) in net assets	102,639	(120,759)	30,878	(176,216)
Net assets at beginning of year	375,821	496,580	434,828	611,044

Net assets at end of year	$478,460	$375,821	$465,706	$434,828

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	302 Sub-Account		305 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$5,692	$4,962	$8,304	$4,067
Net realized gains (losses)	(8,383)	82,809	(2,315)	(2,109)
Net change in unrealized appreciation/ (depreciation)	89,675	(154,632)	5,864	(4,040)

Increase (decrease) in net assets from operations	86,984	(66,861)	11,853	(2,082)

Contract Owner Transactions:
Purchase payments received	42,985	4,794	13,738	387
Transfers between Sub-Accounts (including the Fixed Account), net	(10,323)	(147,371)	53,274	36,943
Withdrawals, surrenders and contract charges	—	—	1	—
Mortality and expense risk charges	(889)	(909)	(217)	(101)
Cost of insurance charges	(9,255)	(9,554)	(1,869)	(1,091)

Net increase (decrease) from contract owner transactions	22,518	(153,040)	64,927	36,138

Total increase (decrease) in net assets	109,502	(219,901)	76,780	34,056
Net assets at beginning of year	371,751	591,652	55,691	21,635

Net assets at end of year	$481,253	$371,751	$132,471	$55,691

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	300 Sub-Account		BLG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$224,306	$302,206	$14,283	$—
Net realized gains (losses)	(288,283)	2,134,063	(13,887)	(2,345)
Net change in unrealized appreciation/ (depreciation)	2,597,988	(6,663,714)	79,961	(136,717)

Increase (decrease) in net assets from operations	2,534,011	(4,227,445)	80,357	(139,062)

Contract Owner Transactions:
Purchase payments received	142,584	5,054	22,991	22,951
Transfers between Sub-Accounts (including the Fixed Account), net	(932,748)	1,136,853	(4,218)	(6,717)
Withdrawals, surrenders and contract charges	(34,215)	(610,599)	(21,832)	(5,425)
Mortality and expense risk charges	(34,117)	(33,303)	(1,133)	(1,214)
Cost of insurance charges	(437,186)	(410,685)	(89,395)	(75,236)

Net increase (decrease) from contract owner transactions	(1,295,682)	87,320	(93,587)	(65,641)

Total increase (decrease) in net assets	1,238,329	(4,140,125)	(13,230)	(204,703)
Net assets at beginning of year	16,405,390	20,545,515	675,973	880,676

Net assets at end of year	$17,643,719	$16,405,390	$662,743	$675,973

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MSV Sub-Account		C89 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$5,670	$5,182	$—	$—
Net realized gains (losses)	(2,640)	(33,277)	110	80
Net change in unrealized appreciation/ (depreciation)	97,899	(93,702)	1,695	(1,318)

Increase (decrease) in net assets from operations	100,929	(121,797)	1,805	(1,238)

Contract Owner Transactions:
Purchase payments received	8,616	3,879	1,963	1,006
Transfers between Sub-Accounts (including the Fixed Account), net	225	29	23	10
Withdrawals, surrenders and contract charges	(222)	(110,041)	—	—
Mortality and expense risk charges	(610)	(632)	(27)	(17)
Cost of insurance charges	(7,744)	(5,859)	(363)	(278)

Net increase (decrease) from contract owner transactions	265	(112,624)	1,596	721

Total increase (decrease) in net assets	101,194	(234,421)	3,401	(517)
Net assets at beginning of year	534,996	769,417	3,856	4,373

Net assets at end of year	$636,190	$534,996	$7,257	$3,856

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	DRS Sub-Account		DSV Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$68,133	$66,800	$34,926	$31,223
Net realized gains (losses)	(1,748)	8,841	107,213	250,100
Net change in unrealized appreciation/ (depreciation)	167,778	(727,622)	201,869	(779,603)

Increase (decrease) in net assets from operations	234,163	(651,981)	344,008	(498,280)

Contract Owner Transactions:
Purchase payments received	80,836	67,267	24,034	12,639
Transfers between Sub-Accounts (including the Fixed Account), net	2,277	35,295	282,745	62,612
Withdrawals, surrenders and contract charges	—	(142,017)	(1)	(29,002)
Mortality and expense risk charges	(3,432)	(3,721)	(21,173)	(16,808)
Cost of insurance charges	(47,747)	(48,209)	(204,038)	(164,550)

Net increase (decrease) from contract owner transactions	31,934	(91,385)	81,567	(135,109)

Total increase (decrease) in net assets	266,097	(743,366)	425,575	(633,389)
Net assets at beginning of year	1,856,081	2,599,447	3,513,157	4,146,546

Net assets at end of year	$2,122,178	$1,856,081	$3,938,732	$3,513,157

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	D37 Sub-Account		001 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$19,036	$7,603	$—	$44
Net realized gains (losses)	134,210	112,939	106	147
Net change in unrealized appreciation/ (depreciation)	116,979	(364,332)	68	(578)

Increase (decrease) in net assets from operations	270,225	(243,790)	174	(387)

Contract Owner Transactions:
Purchase payments received	28,188	7,765	262	787
Transfers between Sub-Accounts (including the Fixed Account), net	36,287	(58,332)	—	—
Withdrawals, surrenders and contract charges	(98,296)	—	(2,900)	—
Mortality and expense risk charges	(3,799)	(3,838)	(1)	(11)
Cost of insurance charges	(22,611)	(20,867)	(11)	(534)

Net increase (decrease) from contract owner transactions	(60,231)	(75,272)	(2,650)	242

Total increase (decrease) in net assets	209,994	(319,062)	(2,476)	(145)
Net assets at beginning of year	1,613,872	1,932,934	2,480	2,625

Net assets at end of year	$1,823,866	$1,613,872	$4	$2,480

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	SSI Sub-Account		D55 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$8,406	$7,068	$16,378	$12,020
Net realized gains (losses)	7,249	124,192	20,412	303,532
Net change in unrealized appreciation/ (depreciation)	103,764	(323,614)	245,178	(795,991)

Increase (decrease) in net assets from operations	119,419	(192,354)	281,968	(480,439)

Contract Owner Transactions:
Purchase payments received	218	218	1,633	1,633
Transfers between Sub-Accounts (including the Fixed Account), net	(4,095)	4,693	105,557	(489)
Withdrawals, surrenders and contract charges	1	(23,049)	(80,331)	(75,893)
Mortality and expense risk charges	(757)	(782)	(4,416)	(4,778)
Cost of insurance charges	(20,181)	(18,862)	(33,586)	(37,615)

Net increase (decrease) from contract owner transactions	(24,814)	(37,782)	(11,143)	(117,142)

Total increase (decrease) in net assets	94,605	(230,136)	270,825	(597,581)
Net assets at beginning of year	723,143	953,279	1,711,193	2,308,774

Net assets at end of year	$817,748	$723,143	$1,982,018	$1,711,193

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	S61 Sub-Account		D18 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$—	$—	$4,544	$4,930
Net realized gains (losses)	—	429	4,244	131,563
Net change in unrealized appreciation/ (depreciation)	2	(464)	86,693	(242,792)

Increase (decrease) in net assets from operations	2	(35)	95,481	(106,299)

Contract Owner Transactions:
Purchase payments received	—	—	2,408	3,402
Transfers between Sub-Accounts (including the Fixed Account), net	—	45	(3,214)	(10,155)
Withdrawals, surrenders and contract charges	—	—	(34,820)	(103,499)
Mortality and expense risk charges	—	—	(611)	(736)
Cost of insurance charges	—	—	(9,391)	(9,819)

Net increase (decrease) from contract owner transactions	—	45	(45,628)	(120,807)

Total increase (decrease) in net assets	2	10	49,853	(227,106)
Net assets at beginning of year	10	—	552,178	779,284

Net assets at end of year	$12	$10	$602,031	$552,178

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	DTG Sub-Account		DSI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$—	$—	$1,431,604	$1,418,989
Net realized gains (losses)	(12,735)	76,975	5,134,581	14,072,169
Net change in unrealized appreciation/ (depreciation)	502,668	(701,447)	16,551,864	(38,177,326)

Increase (decrease) in net assets from operations	489,933	(624,472)	23,118,049	(22,686,168)

Contract Owner Transactions:
Purchase payments received	135,820	119,097	508,524	351,900
Transfers between Sub-Accounts (including the Fixed Account), net	1	—	(1,251,903)	(16,457,716)
Withdrawals, surrenders and contract charges	—	(6,505)	(1,381,620)	(1,824,966)
Mortality and expense risk charges	(3,882)	(3,442)	(192,473)	(211,115)
Cost of insurance charges	(14,395)	(13,278)	(1,630,618)	(1,683,607)

Net increase (decrease) from contract owner transactions	117,544	95,872	(3,948,090)	(19,825,504)

Total increase (decrease) in net assets	607,477	(528,600)	19,169,959	(42,511,672)
Net assets at beginning of year	744,938	1,273,538	91,345,871	133,857,543

Net assets at end of year	$1,352,415	$744,938	$110,515,830	$91,345,871

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	DCA Sub-Account		DSC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$37,259	$32,908	$87	$—
Net realized gains (losses)	417,805	1,420,381	579	5,260
Net change in unrealized appreciation/ (depreciation)	532,050	(2,503,641)	1,716	(10,121)

Increase (decrease) in net assets from operations	987,114	(1,050,352)	2,382	(4,861)

Contract Owner Transactions:
Purchase payments received	583	6,747	2,760	1,580
Transfers between Sub-Accounts (including the Fixed Account), net	43	(7,473)	—	—
Withdrawals, surrenders and contract charges	—	(2)	—	(3)
Mortality and expense risk charges	(5,182)	(4,875)	(43)	(44)
Cost of insurance charges	(36,759)	(37,911)	(995)	(910)

Net increase (decrease) from contract owner transactions	(41,315)	(43,514)	1,722	623

Total increase (decrease) in net assets	945,799	(1,093,866)	4,104	(4,238)
Net assets at beginning of year	4,724,416	5,818,282	25,109	29,347

Net assets at end of year	$5,670,215	$4,724,416	$29,213	$25,109

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	DGI Sub-Account		FVI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$426	$467	$11,045	$6,855
Net realized gains (losses)	6,759	11,542	21,685	31,243
Net change in unrealized appreciation/ (depreciation)	7,898	(21,767)	89,438	(146,991)

Increase (decrease) in net assets from operations	15,083	(9,758)	122,168	(108,893)

Contract Owner Transactions:
Purchase payments received	1,806	1,308	89,838	72,980
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	429	402
Withdrawals, surrenders and contract charges	—	—	—	(6,329)
Mortality and expense risk charges	(115)	(106)	(2,335)	(2,077)
Cost of insurance charges	(1,384)	(1,180)	(12,309)	(9,129)

Net increase (decrease) from contract owner transactions	307	22	75,623	55,847

Total increase (decrease) in net assets	15,390	(9,736)	197,791	(53,046)
Net assets at beginning of year	56,092	65,828	513,042	566,088

Net assets at end of year	$71,482	$56,092	$710,833	$513,042

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	FCN Sub-Account		F24 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$48,057	$46,163	$1,285	$1,275
Net realized gains (losses)	383,405	508,489	24,525	31,012
Net change in unrealized appreciation/ (depreciation)	2,290,108	(3,543,338)	114,549	(194,215)

Increase (decrease) in net assets from operations	2,721,570	(2,988,686)	140,359	(161,928)

Contract Owner Transactions:
Purchase payments received	(123,179)	163,821	24,286	25,459
Transfers between Sub-Accounts (including the Fixed Account), net	142,050	(29,045)	91	949
Withdrawals, surrenders and contract charges	—	(88,256)	1	(3,575)
Mortality and expense risk charges	(7,050)	(6,848)	(1,139)	(1,198)
Cost of insurance charges	(86,425)	(81,033)	(47,611)	(43,027)

Net increase (decrease) from contract owner transactions	(74,604)	(41,361)	(24,372)	(21,392)

Total increase (decrease) in net assets	2,646,966	(3,030,047)	115,987	(183,320)
Net assets at beginning of year	8,190,918	11,220,965	436,764	620,084

Net assets at end of year	$10,837,884	$8,190,918	$552,751	$436,764

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	FEI Sub-Account		FF1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$171,316	$163,344	$13,469	$8,366
Net realized gains (losses)	281,174	313,843	(705)	21,712
Net change in unrealized appreciation/ (depreciation)	447,649	(924,445)	26,153	(95,122)

Increase (decrease) in net assets from operations	900,139	(447,258)	38,917	(65,044)

Contract Owner Transactions:
Purchase payments received	22,320	29,545	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	866	77,427	(6,034)	93,382
Withdrawals, surrenders and contract charges	—	(50,136)	2	(117,595)
Mortality and expense risk charges	(8,776)	(8,536)	(362)	(469)
Cost of insurance charges	(89,375)	(84,230)	(5,899)	(8,132)

Net increase (decrease) from contract owner transactions	(74,965)	(35,930)	(12,293)	(32,814)

Total increase (decrease) in net assets	825,174	(483,188)	26,624	(97,858)
Net assets at beginning of year	8,491,857	8,975,045	357,848	455,706

Net assets at end of year	$9,317,031	$8,491,857	$384,472	$357,848

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	FF2 Sub-Account		FF3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$28,819	$21,712	$73,534	$57,199
Net realized gains (losses)	(40,877)	50,367	(19,577)	204,720
Net change in unrealized appreciation/ (depreciation)	119,768	(282,319)	334,682	(855,733)

Increase (decrease) in net assets from operations	107,710	(210,240)	388,639	(593,814)

Contract Owner Transactions:
Purchase payments received	64,213	3,148	93,250	21,756
Transfers between Sub-Accounts (including the Fixed Account), net	(49,253)	221,826	31,835	119,140
Withdrawals, surrenders and contract charges	(11,002)	(499,779)	2	(217,446)
Mortality and expense risk charges	(875)	(1,433)	(3,254)	(3,304)
Cost of insurance charges	(9,780)	(25,192)	(46,438)	(52,873)

Net increase (decrease) from contract owner transactions	(6,697)	(301,430)	75,395	(132,727)

Total increase (decrease) in net assets	101,013	(511,670)	464,034	(726,541)
Net assets at beginning of year	895,662	1,407,332	2,783,318	3,509,859

Net assets at end of year	$996,675	$895,662	$3,247,352	$2,783,318

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	FVG Sub-Account		FGP Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$5,058	$5,374	$1,568	$2,378
Net realized gains (losses)	26,375	19,073	55,893	24,832
Net change in unrealized appreciation/ (depreciation)	24,955	(32,029)	296,102	(90,842)

Increase (decrease) in net assets from operations	56,388	(7,582)	353,563	(63,632)

Contract Owner Transactions:
Purchase payments received	9,346	5,576	158,615	5,868
Transfers between Sub-Accounts (including the Fixed Account), net	(46,965)	99,562	118	891,878
Withdrawals, surrenders and contract charges	—	(67,892)	2	(1)
Mortality and expense risk charges	(373)	(329)	(4,158)	(1,551)
Cost of insurance charges	(11,689)	(10,048)	(21,640)	(10,057)

Net increase (decrease) from contract owner transactions	(49,681)	26,869	132,937	886,137

Total increase (decrease) in net assets	6,707	19,287	486,500	822,505
Net assets at beginning of year	316,886	297,599	873,213	50,708

Net assets at end of year	$323,593	$316,886	$1,359,713	$873,213

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	F99 Sub-Account		FHI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$175	$15,617	$13,086	$11,907
Net realized gains (losses)	435,905	685,224	(5,639)	(1,053)
Net change in unrealized appreciation/ (depreciation)	1,193,260	(2,087,340)	15,251	(37,734)

Increase (decrease) in net assets from operations	1,629,340	(1,386,499)	22,698	(26,880)

Contract Owner Transactions:
Purchase payments received	230,634	73,642	34,769	33,697
Transfers between Sub-Accounts (including the Fixed Account), net	398,744	(865,085)	308	—
Withdrawals, surrenders and contract charges	—	—	(29,313)	(5,540)
Mortality and expense risk charges	(14,454)	(12,877)	(778)	(728)
Cost of insurance charges	(121,636)	(106,214)	(10,098)	(9,681)

Net increase (decrease) from contract owner transactions	493,288	(910,534)	(5,112)	17,748

Total increase (decrease) in net assets	2,122,628	(2,297,033)	17,586	(9,132)
Net assets at beginning of year	4,165,764	6,462,797	222,287	231,419

Net assets at end of year	$6,288,392	$4,165,764	$239,873	$222,287

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	FIP Sub-Account		FIG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$643	$470	$777,313	$741,944
Net realized gains (losses)	1,093	584	(576,749)	1,170,586
Net change in unrealized appreciation/ (depreciation)	8,299	(7,898)	1,630,616	(7,048,265)

Increase (decrease) in net assets from operations	10,035	(6,844)	1,831,180	(5,135,735)

Contract Owner Transactions:
Purchase payments received	396	176	22,296	6,190
Transfers between Sub-Accounts (including the Fixed Account), net	(550)	9,132	(1,738,123)	(2,857,692)
Withdrawals, surrenders and contract charges	(1)	(1)	(228,696)	—
Mortality and expense risk charges	(46)	(36)	(37,753)	(42,284)
Cost of insurance charges	(511)	(379)	(453,974)	(469,134)

Net increase (decrease) from contract owner transactions	(712)	8,892	(2,436,250)	(3,362,920)

Total increase (decrease) in net assets	9,323	2,048	(605,070)	(8,498,655)
Net assets at beginning of year	38,642	36,594	31,039,422	39,538,077

Net assets at end of year	$47,965	$38,642	$30,434,352	$31,039,422

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	FMC Sub-Account		FM8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$13,647	$12,022	$1,743,870	$443,956
Net realized gains (losses)	97,444	188,372	—	—
Net change in unrealized appreciation/ (depreciation)	206,000	(614,495)	—	—

Increase (decrease) in net assets from operations	317,091	(414,101)	1,743,870	443,956

Contract Owner Transactions:
Purchase payments received	(62,339)	187,267	330,658	143,021
Transfers between Sub-Accounts (including the Fixed Account), net	93,667	(201,004)	1,335,951	11,620,129
Withdrawals, surrenders and contract charges	—	(40,026)	(471,186)	(91,985)
Mortality and expense risk charges	(3,275)	(3,499)	(79,453)	(59,778)
Cost of insurance charges	(33,406)	(33,962)	(618,391)	(508,003)

Net increase (decrease) from contract owner transactions	(5,353)	(91,224)	497,579	11,103,384

Total increase (decrease) in net assets	311,738	(505,325)	2,241,449	11,547,340
Net assets at beginning of year	2,218,874	2,724,199	35,842,023	24,294,683

Net assets at end of year	$2,530,612	$2,218,874	$38,083,472	$35,842,023

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	FOF Sub-Account		F91 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$3,415	$3,261	$1,872	$1,626
Net realized gains (losses)	(484)	(1,517)	4,713	6,937
Net change in unrealized appreciation/ (depreciation)	55,352	(90,704)	32,514	(63,803)

Increase (decrease) in net assets from operations	58,283	(88,960)	39,099	(55,240)

Contract Owner Transactions:
Purchase payments received	19,166	1,365	14,504	4,975
Transfers between Sub-Accounts (including the Fixed Account), net	4,055	5,574	35,210	6,169
Withdrawals, surrenders and contract charges	—	(683)	1	—
Mortality and expense risk charges	(1,182)	(1,104)	(488)	(461)
Cost of insurance charges	(7,099)	(6,272)	(20,246)	(16,293)

Net increase (decrease) from contract owner transactions	14,940	(1,120)	28,981	(5,610)

Total increase (decrease) in net assets	73,223	(90,080)	68,080	(60,850)
Net assets at beginning of year	274,022	364,102	186,087	246,937

Net assets at end of year	$347,245	$274,022	$254,167	$186,087

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	FE3 Sub-Account		TFS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$—	$10,201	$6,705	$5,909
Net realized gains (losses)	41,723	28,195	880	852
Net change in unrealized appreciation/ (depreciation)	8,617	(80,957)	29,856	(21,472)

Increase (decrease) in net assets from operations	50,340	(42,561)	37,441	(14,711)

Contract Owner Transactions:
Purchase payments received	62,205	56,056	5,142	8,817
Transfers between Sub-Accounts (including the Fixed Account), net	1	—	—	(4,385)
Withdrawals, surrenders and contract charges	—	(4,223)	(1)	(2,185)
Mortality and expense risk charges	(1,896)	(1,738)	(423)	(365)
Cost of insurance charges	(6,656)	(6,105)	(7,381)	(6,016)

Net increase (decrease) from contract owner transactions	53,654	43,990	(2,663)	(4,134)

Total increase (decrease) in net assets	103,994	1,429	34,778	(18,845)
Net assets at beginning of year	471,039	469,610	178,987	197,832

Net assets at end of year	$575,033	$471,039	$213,765	$178,987

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	T20 Sub-Account		TSF Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$25,693	$13,603	$154,827	$20,469
Net realized gains (losses)	(7,473)	(4,439)	388	(3,139)
Net change in unrealized appreciation/ (depreciation)	95,555	(46,299)	692,163	(517,905)

Increase (decrease) in net assets from operations	113,775	(37,135)	847,378	(500,575)

Contract Owner Transactions:
Purchase payments received	2,652	2,454	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	321,138	—	115,953	109,332
Withdrawals, surrenders and contract charges	1	(951)	—	—
Mortality and expense risk charges	(2,142)	(1,343)	(3,579)	(3,321)
Cost of insurance charges	(14,245)	(9,704)	(35,691)	(32,191)

Net increase (decrease) from contract owner transactions	307,404	(9,544)	76,683	73,820

Total increase (decrease) in net assets	421,179	(46,679)	924,061	(426,755)
Net assets at beginning of year	442,803	489,482	3,935,170	4,361,925

Net assets at end of year	$863,982	$442,803	$4,859,231	$3,935,170

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	F56 Sub-Account		FSS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$6	$—	$—	$116
Net realized gains (losses)	19	(22)	(230)	832
Net change in unrealized appreciation/ (depreciation)	—	(2)	533	(1,316)

Increase (decrease) in net assets from operations	25	(24)	303	(368)

Contract Owner Transactions:
Purchase payments received	392	327	525	1,726
Transfers between Sub-Accounts (including the Fixed Account), net	(2)	1	2	—
Withdrawals, surrenders and contract charges	—	—	(6,018)	(344)
Mortality and expense risk charges	—	—	(2)	(23)
Cost of insurance charges	(490)	(423)	(17)	(1,238)

Net increase (decrease) from contract owner transactions	(100)	(95)	(5,510)	121

Total increase (decrease) in net assets	(75)	(119)	(5,207)	(247)
Net assets at beginning of year	150	269	5,207	5,454

Net assets at end of year	$75	$150	$—	$5,207

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	FSC Sub-Account		FRE Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$—	$—	$2,075	$2,298
Net realized gains (losses)	(387)	1,373	(7,622)	5,956
Net change in unrealized appreciation/ (depreciation)	2,444	(4,750)	13,624	(36,546)

Increase (decrease) in net assets from operations	2,057	(3,377)	8,077	(28,292)

Contract Owner Transactions:
Purchase payments received	1,502	803	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	(9,910)	(13,861)
Withdrawals, surrenders and contract charges	(1)	—	1	(287)
Mortality and expense risk charges	(16)	(15)	(67)	(90)
Cost of insurance charges	(444)	(384)	(2,948)	(4,215)

Net increase (decrease) from contract owner transactions	1,041	404	(12,924)	(18,453)

Total increase (decrease) in net assets	3,098	(2,973)	(4,847)	(46,745)
Net assets at beginning of year	7,132	10,105	78,988	125,733

Net assets at end of year	$10,230	$7,132	$74,141	$78,988

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	G31 Sub-Account		V15 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$483	$743	$—	$—
Net realized gains (losses)	983	(955)	81,862	798,471
Net change in unrealized appreciation/ (depreciation)	15,293	(24,029)	959,210	(1,966,724)

Increase (decrease) in net assets from operations	16,759	(24,241)	1,041,072	(1,168,253)

Contract Owner Transactions:
Purchase payments received	1,921	188	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	1	(11)	—	—
Withdrawals, surrenders and contract charges	(1)	—	1	1
Mortality and expense risk charges	(197)	(252)	(3,084)	(2,941)
Cost of insurance charges	(27,368)	(22,337)	(42,280)	(35,739)

Net increase (decrease) from contract owner transactions	(25,644)	(22,412)	(45,363)	(38,679)

Total increase (decrease) in net assets	(8,885)	(46,653)	995,709	(1,206,932)
Net assets at beginning of year	82,381	129,034	2,561,361	3,768,293

Net assets at end of year	$73,496	$82,381	$3,557,070	$2,561,361

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	VCP Sub-Account		A39 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$21,160	$17,843	$1,466	$1,714
Net realized gains (losses)	131,890	39,414	4,604	29,763
Net change in unrealized appreciation/ (depreciation)	(17,893)	(48,828)	34,461	(75,448)

Increase (decrease) in net assets from operations	135,157	8,429	40,531	(43,971)

Contract Owner Transactions:
Purchase payments received	1,436	724	7,840	6,591
Transfers between Sub-Accounts (including the Fixed Account), net	—	10	—	—
Withdrawals, surrenders and contract charges	1	(47,085)	1	—
Mortality and expense risk charges	(1,130)	(1,113)	(425)	(435)
Cost of insurance charges	(13,558)	(12,899)	(4,416)	(3,798)

Net increase (decrease) from contract owner transactions	(13,251)	(60,363)	3,000	2,358

Total increase (decrease) in net assets	121,906	(51,934)	43,531	(41,613)
Net assets at beginning of year	1,102,641	1,154,575	172,518	214,131

Net assets at end of year	$1,224,547	$1,102,641	$216,049	$172,518

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	IB1 Sub-Account		A21 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$51,056	$42,595	$763	$6,260
Net realized gains (losses)	390,896	246,478	(273)	39,724
Net change in unrealized appreciation/ (depreciation)	(75,355)	(439,817)	62,968	(125,202)

Increase (decrease) in net assets from operations	366,597	(150,744)	63,458	(79,218)

Contract Owner Transactions:
Purchase payments received	14,492	19,665	1,633	1,633
Transfers between Sub-Accounts (including the Fixed Account), net	548,000	21,184	—	—
Withdrawals, surrenders and contract charges	1	(11,351)	1	1
Mortality and expense risk charges	(3,429)	(3,047)	(842)	(900)
Cost of insurance charges	(24,614)	(22,229)	(4,021)	(3,484)

Net increase (decrease) from contract owner transactions	534,450	4,222	(3,229)	(2,750)

Total increase (decrease) in net assets	901,047	(146,522)	60,229	(81,968)
Net assets at beginning of year	2,478,859	2,625,381	351,213	433,181

Net assets at end of year	$3,379,906	$2,478,859	$411,442	$351,213

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	A22 Sub-Account		I76 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$1,296	$1,647	$—	$—
Net realized gains (losses)	(33,206)	89,808	(666)	12,152
Net change in unrealized appreciation/ (depreciation)	95,268	(162,260)	10,875	(23,215)

Increase (decrease) in net assets from operations	63,358	(70,805)	10,209	(11,063)

Contract Owner Transactions:
Purchase payments received	56,063	54,816	8,139	774
Transfers between Sub-Accounts (including the Fixed Account), net	(606)	—	11,896	8,235
Withdrawals, surrenders and contract charges	(63,142)	(10,548)	(1)	—
Mortality and expense risk charges	(1,507)	(1,473)	(161)	(136)
Cost of insurance charges	(19,367)	(18,489)	(1,759)	(1,642)

Net increase (decrease) from contract owner transactions	(28,559)	24,306	18,114	7,231

Total increase (decrease) in net assets	34,799	(46,499)	28,323	(3,832)
Net assets at beginning of year	443,846	490,345	58,296	62,128

Net assets at end of year	$478,645	$443,846	$86,619	$58,296

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MVP Sub-Account		JM7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$2,292	$2,470	$117,662	$66,241
Net realized gains (losses)	5,163	18,025	(14,979)	7,407
Net change in unrealized appreciation/ (depreciation)	16,049	(34,023)	81,549	(539,431)

Increase (decrease) in net assets from operations	23,504	(13,528)	184,232	(465,783)

Contract Owner Transactions:
Purchase payments received	11,090	408	5,799	3,272
Transfers between Sub-Accounts (including the Fixed Account), net	10,264	(35,728)	1,205	9,890
Withdrawals, surrenders and contract charges	—	(4,664)	—	—
Mortality and expense risk charges	(715)	(701)	(3,227)	(3,391)
Cost of insurance charges	(5,746)	(5,706)	(87,313)	(89,766)

Net increase (decrease) from contract owner transactions	14,893	(46,391)	(83,536)	(79,995)

Total increase (decrease) in net assets	38,397	(59,919)	100,696	(545,778)
Net assets at beginning of year	176,663	236,582	3,173,391	3,719,169

Net assets at end of year	$215,060	$176,663	$3,274,087	$3,173,391

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	J43 Sub-Account		J32 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$198	$64	$7,779	$2,494
Net realized gains (losses)	(163)	2,779	32,134	100,579
Net change in unrealized appreciation/ (depreciation)	1,767	(6,084)	78,259	(205,973)

Increase (decrease) in net assets from operations	1,802	(3,241)	118,172	(102,900)

Contract Owner Transactions:
Purchase payments received	1,193	632	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	2,864	(12,719)
Withdrawals, surrenders and contract charges	1	—	—	(1)
Mortality and expense risk charges	(26)	(27)	(488)	(476)
Cost of insurance charges	(672)	(613)	(3,425)	(3,097)

Net increase (decrease) from contract owner transactions	496	(8)	(1,049)	(16,293)

Total increase (decrease) in net assets	2,298	(3,249)	117,123	(119,193)
Net assets at beginning of year	13,603	16,852	436,789	555,982

Net assets at end of year	$15,901	$13,603	$553,912	$436,789

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	LRI Sub-Account		MD8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$163,899	$119,006	$4,504,461	$1,045,555
Net realized gains (losses)	2,585	(61,798)	—	—
Net change in unrealized appreciation/ (depreciation)	485,465	(657,599)	—	—

Increase (decrease) in net assets from operations	651,949	(600,391)	4,504,461	1,045,555

Contract Owner Transactions:
Purchase payments received	20,411	—	4,963,276	5,968,765
Transfers between Sub-Accounts (including the Fixed Account), net	(255,027)	(127,075)	12,495,085	6,771,702
Withdrawals, surrenders and contract charges	(24,638)	(64,751)	(481,403)	(1,401,718)
Mortality and expense risk charges	(5,444)	(5,761)	(108,594)	(103,032)
Cost of insurance charges	(39,901)	(40,094)	(5,809,009)	(5,081,996)

Net increase (decrease) from contract owner transactions	(304,599)	(237,681)	11,059,355	6,153,721

Total increase (decrease) in net assets	347,350	(838,072)	15,563,816	7,199,276
Net assets at beginning of year	3,053,526	3,891,598	93,249,536	86,050,260

Net assets at end of year	$3,400,876	$3,053,526	$108,813,352	$93,249,536

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M07 Sub-Account		M35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$99,986	$84,754	$35,054	$95,498
Net realized gains (losses)	195,219	430,193	(184,082)	593,835
Net change in unrealized appreciation/ (depreciation)	201,823	(1,036,757)	434,424	(1,389,186)

Increase (decrease) in net assets from operations	497,028	(521,810)	285,396	(699,853)

Contract Owner Transactions:
Purchase payments received	4,652	17,996	6,972	3,181
Transfers between Sub-Accounts (including the Fixed Account), net	39,793	(78,232)	(3,647,688)	350,064
Withdrawals, surrenders and contract charges	(5,408)	(100,641)	2	—
Mortality and expense risk charges	(4,137)	(4,254)	(3,368)	(4,679)
Cost of insurance charges	(58,684)	(62,787)	(144,066)	(358,531)

Net increase (decrease) from contract owner transactions	(23,784)	(227,918)	(3,788,148)	(9,965)

Total increase (decrease) in net assets	473,244	(749,728)	(3,502,752)	(709,818)
Net assets at beginning of year	4,670,054	5,419,782	6,256,158	6,965,976

Net assets at end of year	$5,143,298	$4,670,054	$2,753,406	$6,256,158

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M31 Sub-Account		M80 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$—	$—	$—	$—
Net realized gains (losses)	107,859	130,627	160,812	159,806
Net change in unrealized appreciation/ (depreciation)	205,885	(553,040)	145,921	(661,301)

Increase (decrease) in net assets from operations	313,744	(422,413)	306,733	(501,495)

Contract Owner Transactions:
Purchase payments received	—	—	22,479	21,230
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	(535,157)	30,980
Withdrawals, surrenders and contract charges	(21,405)	1	—	—
Mortality and expense risk charges	(1,049)	(1,034)	(2,156)	(3,146)
Cost of insurance charges	(29,134)	(27,357)	(28,323)	(36,572)

Net increase (decrease) from contract owner transactions	(51,588)	(28,390)	(543,157)	12,492

Total increase (decrease) in net assets	262,156	(450,803)	(236,424)	(489,003)
Net assets at beginning of year	892,447	1,343,250	1,067,334	1,556,337

Net assets at end of year	$1,154,603	$892,447	$830,910	$1,067,334

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MF1 Sub-Account		M41 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$—	$—	$—	$—
Net realized gains (losses)	(38,763)	328,589	(136,016)	12,020
Net change in unrealized appreciation/ (depreciation)	535,555	(1,246,268)	207,832	(203,200)

Increase (decrease) in net assets from operations	496,792	(917,679)	71,816	(191,180)

Contract Owner Transactions:
Purchase payments received	2,209	2,377	14,720	17,328
Transfers between Sub-Accounts (including the Fixed Account), net	73,358	182,145	(234,231)	(97,003)
Withdrawals, surrenders and contract charges	(2)	(1,272)	—	—
Mortality and expense risk charges	(5,372)	(5,408)	(150)	(234)
Cost of insurance charges	(48,095)	(41,616)	(25,134)	(35,153)

Net increase (decrease) from contract owner transactions	22,098	136,226	(244,795)	(115,062)

Total increase (decrease) in net assets	518,890	(781,453)	(172,979)	(306,242)
Net assets at beginning of year	2,332,324	3,113,777	341,532	647,774

Net assets at end of year	$2,851,214	$2,332,324	$168,553	$341,532

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M42 Sub-Account		M06 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$—	$—	$100,878	$94,842
Net realized gains (losses)	(1,815)	(100,916)	(73,176)	24,262
Net change in unrealized appreciation/ (depreciation)	13,657	20,210	193,668	(664,681)

Increase (decrease) in net assets from operations	11,842	(80,706)	221,370	(545,577)

Contract Owner Transactions:
Purchase payments received	15,782	18,435	148,722	127,259
Transfers between Sub-Accounts (including the Fixed Account), net	(48,583)	(139,187)	2,519	(3,570)
Withdrawals, surrenders and contract charges	—	1	(142,372)	(189,824)
Mortality and expense risk charges	—	(103)	(6,073)	(6,777)
Cost of insurance charges	(5,805)	(17,306)	(312,168)	(314,869)

Net increase (decrease) from contract owner transactions	(38,606)	(138,160)	(309,372)	(387,781)

Total increase (decrease) in net assets	(26,764)	(218,866)	(88,002)	(933,358)
Net assets at beginning of year	75,626	294,492	3,245,797	4,179,155

Net assets at end of year	$48,862	$75,626	$3,157,795	$3,245,797

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M33 Sub-Account		M44 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$—	$18	$24,438	$17,144
Net realized gains (losses)	(533)	2,415	50,113	41,700
Net change in unrealized appreciation/ (depreciation)	605	(4,019)	(90,505)	(52,844)

Increase (decrease) in net assets from operations	72	(1,586)	(15,954)	6,000

Contract Owner Transactions:
Purchase payments received	653	901	34,338	33,380
Transfers between Sub-Accounts (including the Fixed Account), net	(3,436)	—	(298)	(20,324)
Withdrawals, surrenders and contract charges	3	(7,700)	(32,351)	(4,766)
Mortality and expense risk charges	—	(12)	(1,720)	(1,879)
Cost of insurance charges	(607)	(2,064)	(17,742)	(17,747)

Net increase (decrease) from contract owner transactions	(3,387)	(8,875)	(17,773)	(11,336)

Total increase (decrease) in net assets	(3,315)	(10,461)	(33,727)	(5,336)
Net assets at beginning of year	3,591	14,052	724,243	729,579

Net assets at end of year	$276	$3,591	$690,516	$724,243

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M40 Sub-Account		M83 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$844	$546	$166,273	$160,252
Net realized gains (losses)	1,415	988	847,624	961,100
Net change in unrealized appreciation/ (depreciation)	(2,800)	(1,409)	(227,487)	(1,744,352)

Increase (decrease) in net assets from operations	(541)	125	786,410	(623,000)

Contract Owner Transactions:
Purchase payments received	1,483	1,483	14,291	6,141
Transfers between Sub-Accounts (including the Fixed Account), net	1	—	(1,503,501)	674,304
Withdrawals, surrenders and contract charges	—	(1)	(46,656)	(2,476)
Mortality and expense risk charges	(50)	(51)	(13,180)	(13,688)
Cost of insurance charges	(307)	(300)	(126,241)	(118,742)

Net increase (decrease) from contract owner transactions	1,127	1,131	(1,675,287)	545,539

Total increase (decrease) in net assets	586	1,256	(888,877)	(77,461)
Net assets at beginning of year	24,690	23,434	11,481,798	11,559,259

Net assets at end of year	$25,276	$24,690	$10,592,921	$11,481,798

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M08 Sub-Account		MB7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$18,559	$31,101	$2,503	$2,057
Net realized gains (losses)	140,330	199,937	24,266	56,029
Net change in unrealized appreciation/ (depreciation)	(69,264)	(405,422)	36,587	(104,966)

Increase (decrease) in net assets from operations	89,625	(174,384)	63,356	(46,880)

Contract Owner Transactions:
Purchase payments received	47,775	7,485	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(782,110)	119,174	(17,375)	(46,509)
Withdrawals, surrenders and contract charges	(1)	—	—	—
Mortality and expense risk charges	(1,786)	(2,129)	(529)	(506)
Cost of insurance charges	(139,060)	(140,016)	(8,379)	(6,968)

Net increase (decrease) from contract owner transactions	(875,182)	(15,486)	(26,283)	(53,983)

Total increase (decrease) in net assets	(785,557)	(189,870)	37,073	(100,863)
Net assets at beginning of year	2,257,362	2,447,232	223,922	324,785

Net assets at end of year	$1,471,805	$2,257,362	$260,995	$223,922

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MC0 Sub-Account		MA0 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$264,358	$234,974	$4,311	$6,149
Net realized gains (losses)	(70,133)	341,737	(52,344)	5,256
Net change in unrealized appreciation/ (depreciation)	394,969	(1,851,151)	59,787	(49,391)

Increase (decrease) in net assets from operations	589,194	(1,274,440)	11,754	(37,986)

Contract Owner Transactions:
Purchase payments received	170,928	165,166	2,584	419
Transfers between Sub-Accounts (including the Fixed Account), net	1,090	—	(73,215)	16,473
Withdrawals, surrenders and contract charges	(137,562)	(37,100)	—	—
Mortality and expense risk charges	(9,192)	(9,241)	(217)	(202)
Cost of insurance charges	(117,428)	(119,243)	(29,400)	(24,811)

Net increase (decrease) from contract owner transactions	(92,164)	(418)	(100,248)	(8,121)

Total increase (decrease) in net assets	497,030	(1,274,858)	(88,494)	(46,107)
Net assets at beginning of year	6,519,061	7,793,919	183,368	229,475

Net assets at end of year	$7,016,091	$6,519,061	$94,874	$183,368

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MC1 Sub-Account		MC3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$5,474	$1,460	$5,639	$14,674
Net realized gains (losses)	139,423	273,617	(4,205)	15,014
Net change in unrealized appreciation/ (depreciation)	205,828	(579,784)	37,620	(116,922)

Increase (decrease) in net assets from operations	350,725	(304,707)	39,054	(87,234)

Contract Owner Transactions:
Purchase payments received	146,407	484	22,033	938
Transfers between Sub-Accounts (including the Fixed Account), net	(20,834)	(108,341)	4,717	(7,772)
Withdrawals, surrenders and contract charges	—	—	—	—
Mortality and expense risk charges	(3,257)	(2,776)	(1,429)	(1,350)
Cost of insurance charges	(54,302)	(57,133)	(8,071)	(7,107)

Net increase (decrease) from contract owner transactions	68,014	(167,766)	17,250	(15,291)

Total increase (decrease) in net assets	418,739	(472,473)	56,304	(102,525)
Net assets at beginning of year	1,552,248	2,024,721	345,993	448,518

Net assets at end of year	$1,970,987	$1,552,248	$402,297	$345,993

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MC6 Sub-Account		MC9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$1,468	$1,633	$17,183	$9,395
Net realized gains (losses)	52,281	103,144	102,925	304,046
Net change in unrealized appreciation/ (depreciation)	133,517	(291,100)	390,801	(909,841)

Increase (decrease) in net assets from operations	187,266	(186,323)	510,909	(596,400)

Contract Owner Transactions:
Purchase payments received	118,165	104,735	1,669	—
Transfers between Sub-Accounts (including the Fixed Account), net	20	129	(630,305)	206,751
Withdrawals, surrenders and contract charges	(1)	(6,307)	(193,245)	—
Mortality and expense risk charges	(3,567)	(3,185)	(5,087)	(5,296)
Cost of insurance charges	(12,445)	(11,463)	(49,444)	(57,810)

Net increase (decrease) from contract owner transactions	102,172	83,909	(876,412)	143,645

Total increase (decrease) in net assets	289,438	(102,414)	(365,503)	(452,755)
Net assets at beginning of year	820,578	922,992	3,036,546	3,489,301

Net assets at end of year	$1,110,016	$820,578	$2,671,043	$3,036,546

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M96 Sub-Account		MD2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$105,674	$156,160	$—	$—
Net realized gains (losses)	(68,550)	(49,193)	—	—
Net change in unrealized appreciation/ (depreciation)	250,102	(1,114,803)	—	—

Increase (decrease) in net assets from operations	287,226	(1,007,836)	—	—

Contract Owner Transactions:
Purchase payments received	18,739	30,052	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(58,656)	51,312	—	—
Withdrawals, surrenders and contract charges	4	(39,979)	—	—
Mortality and expense risk charges	(8,895)	(9,671)	—	—
Cost of insurance charges	(217,728)	(224,444)	—	—

Net increase (decrease) from contract owner transactions	(266,536)	(192,730)	—	—

Total increase (decrease) in net assets	20,690	(1,200,566)	—	—
Net assets at beginning of year	7,091,616	8,292,182	2	2

Net assets at end of year	$7,112,306	$7,091,616	$2	$2

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MA6 Sub-Account		MA3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$153,580	$163,325	$3,854	$10,481
Net realized gains (losses)	(85,203)	(90,905)	(6,080)	(20,331)
Net change in unrealized appreciation/ (depreciation)	246,985	(465,715)	12,042	(13,746)

Increase (decrease) in net assets from operations	315,362	(393,295)	9,816	(23,596)

Contract Owner Transactions:
Purchase payments received	95,921	85,093	11,428	13,111
Transfers between Sub-Accounts (including the Fixed Account), net	(309,393)	(519,603)	(22,397)	(83,894)
Withdrawals, surrenders and contract charges	(39,308)	(4,020)	—	(1)
Mortality and expense risk charges	(6,506)	(7,324)	(118)	(126)
Cost of insurance charges	(27,439)	(33,129)	(3,771)	(12,912)

Net increase (decrease) from contract owner transactions	(286,725)	(478,983)	(14,858)	(83,822)

Total increase (decrease) in net assets	28,637	(872,278)	(5,042)	(107,418)
Net assets at beginning of year	2,782,117	3,654,395	82,929	190,347

Net assets at end of year	$2,810,754	$2,782,117	$77,887	$82,929

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M97 Sub-Account		MD5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$23,480	$12,638	$2,842	$5,634
Net realized gains (losses)	76,765	132,359	49,317	50,298
Net change in unrealized appreciation/ (depreciation)	193,693	(538,158)	63,024	(397,893)

Increase (decrease) in net assets from operations	293,938	(393,161)	115,183	(341,961)

Contract Owner Transactions:
Purchase payments received	19,156	1,242	3,335	3,636
Transfers between Sub-Accounts (including the Fixed Account), net	(42,793)	(80,358)	(383,905)	(929,596)
Withdrawals, surrenders and contract charges	1	(64,293)	—	—
Mortality and expense risk charges	(3,240)	(3,225)	(340)	(757)
Cost of insurance charges	(27,171)	(25,207)	(39,765)	(81,615)

Net increase (decrease) from contract owner transactions	(54,047)	(171,841)	(420,675)	(1,008,332)

Total increase (decrease) in net assets	239,891	(565,002)	(305,492)	(1,350,293)
Net assets at beginning of year	2,013,525	2,578,527	576,403	1,926,696

Net assets at end of year	$2,253,416	$2,013,525	$270,911	$576,403

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	M98 Sub-Account		MD6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$32,599	$34,636	$140	$46
Net realized gains (losses)	370,584	230,122	6,322	6,230
Net change in unrealized appreciation/ (depreciation)	320,045	(1,608,054)	1,477	(16,164)

Increase (decrease) in net assets from operations	723,228	(1,343,296)	7,939	(9,888)

Contract Owner Transactions:
Purchase payments received	(19,037)	59,767	1,774	1,024
Transfers between Sub-Accounts (including the Fixed Account), net	15,877	(48,214)	—	—
Withdrawals, surrenders and contract charges	—	(71,592)	(18,906)	—
Mortality and expense risk charges	(7,606)	(7,781)	(48)	(69)
Cost of insurance charges	(90,297)	(86,544)	(952)	(992)

Net increase (decrease) from contract owner transactions	(101,063)	(154,364)	(18,132)	(37)

Total increase (decrease) in net assets	622,165	(1,497,660)	(10,193)	(9,925)
Net assets at beginning of year	4,146,056	5,643,716	41,650	51,575

Net assets at end of year	$4,768,221	$4,146,056	$31,457	$41,650

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MB3 Sub-Account		ME2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$155	$—	$28,880	$49,604
Net realized gains (losses)	84,527	107,898	(39,993)	39,697
Net change in unrealized appreciation/ (depreciation)	84,695	(255,632)	328,622	(659,281)

Increase (decrease) in net assets from operations	169,377	(147,734)	317,509	(569,980)

Contract Owner Transactions:
Purchase payments received	10,389	12,229	12,960	24,039
Transfers between Sub-Accounts (including the Fixed Account), net	(478,282)	84,035	(31,765)	55,826
Withdrawals, surrenders and contract charges	—	—	—	(72,832)
Mortality and expense risk charges	(253)	(342)	(3,264)	(3,249)
Cost of insurance charges	(48,122)	(43,292)	(42,369)	(42,790)

Net increase (decrease) from contract owner transactions	(516,268)	52,630	(64,438)	(39,006)

Total increase (decrease) in net assets	(346,891)	(95,104)	253,071	(608,986)
Net assets at beginning of year	630,002	725,106	2,577,188	3,186,174

Net assets at end of year	$283,111	$630,002	$2,830,259	$2,577,188

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MA7 Sub-Account		MB8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$630	$1,403	$16,243	$16,517
Net realized gains (losses)	(8,128)	222	(71,025)	519,732
Net change in unrealized appreciation/ (depreciation)	9,951	(8,607)	428,418	(1,003,597)

Increase (decrease) in net assets from operations	2,453	(6,982)	373,636	(467,348)

Contract Owner Transactions:
Purchase payments received	238	281	72,528	405
Transfers between Sub-Accounts (including the Fixed Account), net	(20,139)	7,998	(123,227)	(313,127)
Withdrawals, surrenders and contract charges	—	—	—	(23,608)
Mortality and expense risk charges	—	—	(3,068)	(3,695)
Cost of insurance charges	(2,917)	(2,839)	(23,296)	(29,042)

Net increase (decrease) from contract owner transactions	(22,818)	5,440	(77,063)	(369,067)

Total increase (decrease) in net assets	(20,365)	(1,542)	296,573	(836,415)
Net assets at beginning of year	43,074	44,616	2,060,110	2,896,525

Net assets at end of year	$22,709	$43,074	$2,356,683	$2,060,110

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MF6 Sub-Account		MF2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$49,897	$106,630	$228,109	$296,781
Net realized gains (losses)	349,367	515,770	(60,417)	22,645
Net change in unrealized appreciation/ (depreciation)	259,369	(2,801,942)	691,833	(963,841)

Increase (decrease) in net assets from operations	658,633	(2,179,542)	859,525	(644,415)

Contract Owner Transactions:
Purchase payments received	36,720	27,186	170,134	165,083
Transfers between Sub-Accounts (including the Fixed Account), net	(237,813)	(137,087)	(420,550)	(282,559)
Withdrawals, surrenders and contract charges	(38,458)	(4,296)	(137,046)	(28,534)
Mortality and expense risk charges	(7,546)	(8,781)	(17,048)	(17,866)
Cost of insurance charges	(75,306)	(82,224)	(220,054)	(228,074)

Net increase (decrease) from contract owner transactions	(322,403)	(205,202)	(624,564)	(391,950)

Total increase (decrease) in net assets	336,230	(2,384,744)	234,961	(1,036,365)
Net assets at beginning of year	5,871,156	8,255,900	14,601,658	15,638,023

Net assets at end of year	$6,207,386	$5,871,156	$14,836,619	$14,601,658

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MG3 Sub-Account		VMG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$51,397	$33,192	$—	$—
Net realized gains (losses)	178,614	364,681	(247,690)	63,285
Net change in unrealized appreciation/ (depreciation)	141,029	(718,414)	297,508	(256,817)

Increase (decrease) in net assets from operations	371,040	(320,541)	49,818	(193,532)

Contract Owner Transactions:
Purchase payments received	124,267	73,925	1,027	586
Transfers between Sub-Accounts (including the Fixed Account), net	(504,937)	(155,857)	(61,220)	7,266
Withdrawals, surrenders and contract charges	1	(52,069)	(1)	—
Mortality and expense risk charges	(3,679)	(5,045)	(263)	(361)
Cost of insurance charges	(41,871)	(49,230)	(1,140)	(1,342)

Net increase (decrease) from contract owner transactions	(426,219)	(188,276)	(61,597)	6,149

Total increase (decrease) in net assets	(55,179)	(508,817)	(11,779)	(187,383)
Net assets at beginning of year	3,256,524	3,765,341	134,595	321,978

Net assets at end of year	$3,201,345	$3,256,524	$122,816	$134,595

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	NMC Sub-Account		NSE Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$—	$—	$51	$57
Net realized gains (losses)	238	7,347	313	1,296
Net change in unrealized appreciation/ (depreciation)	6,423	(22,660)	3,088	(4,051)

Increase (decrease) in net assets from operations	6,661	(15,313)	3,452	(2,698)

Contract Owner Transactions:
Purchase payments received	1,486	988	1,272	912
Transfers between Sub-Accounts (including the Fixed Account), net	(2)	—	—	—
Withdrawals, surrenders and contract charges	1	—	(2)	1
Mortality and expense risk charges	(60)	(65)	(29)	(26)
Cost of insurance charges	(2,341)	(2,142)	(622)	(537)

Net increase (decrease) from contract owner transactions	(916)	(1,219)	619	350

Total increase (decrease) in net assets	5,745	(16,532)	4,071	(2,348)
Net assets at beginning of year	37,121	53,653	12,391	14,739

Net assets at end of year	$42,866	$37,121	$16,462	$12,391

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	O01 Sub-Account		O00 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$—	$—	$—	$—
Net realized gains (losses)	(76,828)	715,978	(720)	35,153
Net change in unrealized appreciation/ (depreciation)	641,776	(1,460,787)	15,867	(86,658)

Increase (decrease) in net assets from operations	564,948	(744,809)	15,147	(51,505)

Contract Owner Transactions:
Purchase payments received	2,284	869	3,267	3,267
Transfers between Sub-Accounts (including the Fixed Account), net	(69,494)	22,972	—	—
Withdrawals, surrenders and contract charges	2	(24,747)	(1)	(1)
Mortality and expense risk charges	(679)	(658)	(288)	(315)
Cost of insurance charges	(9,824)	(10,081)	(2,717)	(2,556)

Net increase (decrease) from contract owner transactions	(77,711)	(11,645)	261	395

Total increase (decrease) in net assets	487,237	(756,454)	15,408	(51,110)
Net assets at beginning of year	1,663,801	2,420,255	115,333	166,443

Net assets at end of year	$2,151,038	$1,663,801	$130,741	$115,333

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	OGS Sub-Account		OSC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$6,222	$—	$21,320	$9,393
Net realized gains (losses)	326,781	473,261	1,320	207,568
Net change in unrealized appreciation/ (depreciation)	465,690	(1,505,991)	278,026	(541,667)

Increase (decrease) in net assets from operations	798,693	(1,032,730)	300,666	(324,706)

Contract Owner Transactions:
Purchase payments received	203,975	109,631	66,300	58,987
Transfers between Sub-Accounts (including the Fixed Account), net	(123,580)	211,600	45,169	(23,332)
Withdrawals, surrenders and contract charges	(123,394)	(23,191)	(2)	(67,691)
Mortality and expense risk charges	(9,517)	(8,728)	(3,564)	(3,401)
Cost of insurance charges	(81,918)	(75,900)	(29,408)	(29,099)

Net increase (decrease) from contract owner transactions	(134,434)	213,412	78,495	(64,536)

Total increase (decrease) in net assets	664,259	(819,318)	379,161	(389,242)
Net assets at beginning of year	2,357,585	3,176,903	1,618,876	2,008,118

Net assets at end of year	$3,021,844	$2,357,585	$1,998,037	$1,618,876

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	P10 Sub-Account		PK8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$168,639	$223,962	$34,076	$26,979
Net realized gains (losses)	(9,366)	57,721	(2,348)	(1,551)
Net change in unrealized appreciation/ (depreciation)	(242,282)	(178,207)	32,833	(125,481)

Increase (decrease) in net assets from operations	(83,009)	103,476	64,561	(100,053)

Contract Owner Transactions:
Purchase payments received	93,133	69,654	35,966	35,496
Transfers between Sub-Accounts (including the Fixed Account), net	34,036	(95,623)	4,987	(29)
Withdrawals, surrenders and contract charges	(21,537)	(7,499)	(1)	—
Mortality and expense risk charges	(3,625)	(3,707)	(1,525)	(1,478)
Cost of insurance charges	(20,047)	(20,965)	(9,911)	(9,193)

Net increase (decrease) from contract owner transactions	81,960	(58,140)	29,516	24,796

Total increase (decrease) in net assets	(1,049)	45,336	94,077	(75,257)
Net assets at beginning of year	1,038,942	993,606	556,319	631,576

Net assets at end of year	$1,037,893	$1,038,942	$650,396	$556,319

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	P06 Sub-Account		P07 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$431,559	$952,710	$1,179,758	$891,851
Net realized gains (losses)	(372,437)	(46,745)	(396,466)	(436,348)
Net change in unrealized appreciation/ (depreciation)	486,129	(2,611,284)	1,157,310	(5,951,890)

Increase (decrease) in net assets from operations	545,251	(1,705,319)	1,940,602	(5,496,387)

Contract Owner Transactions:
Purchase payments received	240,554	243,525	353,032	372,316
Transfers between Sub-Accounts (including the Fixed Account), net	(792,406)	3,565,648	2,386,578	(323,217)
Withdrawals, surrenders and contract charges	(151,706)	(385,088)	(807,169)	(526,845)
Mortality and expense risk charges	(23,198)	(21,932)	(96,833)	(100,409)
Cost of insurance charges	(201,778)	(210,155)	(501,041)	(501,908)

Net increase (decrease) from contract owner transactions	(928,534)	3,191,998	1,334,567	(1,080,063)

Total increase (decrease) in net assets	(383,283)	1,486,679	3,275,169	(6,576,450)
Net assets at beginning of year	14,773,264	13,286,585	31,674,146	38,250,596

Net assets at end of year	$14,389,981	$14,773,264	$34,949,315	$31,674,146

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	SCP Sub-Account		R03 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$10,718	$5,018	$—	$—
Net realized gains (losses)	196,379	102,216	8,322	1,009
Net change in unrealized appreciation/ (depreciation)	79,374	(251,502)	(880)	(12,941)

Increase (decrease) in net assets from operations	286,471	(144,268)	7,442	(11,932)

Contract Owner Transactions:
Purchase payments received	(52,856)	176,446	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	89,031	(247,697)	4	3
Withdrawals, surrenders and contract charges	(35,963)	(5,685)	(30,112)	—
Mortality and expense risk charges	(3,188)	(3,058)	(29)	(68)
Cost of insurance charges	(30,081)	(26,503)	(104)	(282)

Net increase (decrease) from contract owner transactions	(33,057)	(106,497)	(30,241)	(347)

Total increase (decrease) in net assets	253,414	(250,765)	(22,799)	(12,279)
Net assets at beginning of year	1,160,580	1,411,345	22,799	35,078

Net assets at end of year	$1,413,994	$1,160,580	$—	$22,799

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	307 Sub-Account		REI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$—	$—	$56,668	$51,853
Net realized gains (losses)	422,459	1,613,386	110,978	142,911
Net change in unrealized appreciation/ (depreciation)	6,703,824	(11,440,158)	86,993	(290,006)

Increase (decrease) in net assets from operations	7,126,283	(9,826,772)	254,639	(95,242)

Contract Owner Transactions:
Purchase payments received	162,134	199,159	60,927	57,491
Transfers between Sub-Accounts (including the Fixed Account), net	(2,641,459)	(374,481)	(6,886)	10
Withdrawals, surrenders and contract charges	(146,139)	(140,404)	(69,527)	(33,873)
Mortality and expense risk charges	(22,244)	(24,311)	(4,484)	(4,604)
Cost of insurance charges	(220,299)	(213,466)	(80,220)	(78,285)

Net increase (decrease) from contract owner transactions	(2,868,007)	(553,503)	(100,190)	(59,261)

Total increase (decrease) in net assets	4,258,276	(10,380,275)	154,449	(154,503)
Net assets at beginning of year	15,321,767	25,702,042	2,726,734	2,881,237

Net assets at end of year	$19,580,043	$15,321,767	$2,881,183	$2,726,734

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	RNA Sub-Account		W42 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$122	$—	$—	$—
Net realized gains (losses)	4,210	2,943	58	(32,534)
Net change in unrealized appreciation/ (depreciation)	7,782	(14,831)	5,732	(16,004)

Increase (decrease) in net assets from operations	12,114	(11,888)	5,790	(48,538)

Contract Owner Transactions:
Purchase payments received	1,774	1,024	644	25,797
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	—	(84,090)
Withdrawals, surrenders and contract charges	1	—	3	(4,182)
Mortality and expense risk charges	(54)	(72)	(47)	(286)
Cost of insurance charges	(2,984)	(2,521)	(1,788)	(2,934)

Net increase (decrease) from contract owner transactions	(1,263)	(1,569)	(1,188)	(65,695)

Total increase (decrease) in net assets	10,851	(13,457)	4,602	(114,233)
Net assets at beginning of year	42,370	55,827	27,136	141,369

Net assets at end of year	$53,221	$42,370	$31,738	$27,136

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account G (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on July 25, 1996 as a funding vehicle for the variable portion of certain individual variable life insurance contracts (collectively, the “Contracts”) issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

There are three universal life insurance products in the Variable Account as follows: Corporate VUL, FuturitySM Corporate VUL, and Large Case VUL. The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
ASM	AB VPS Small/Mid Cap Value Portfolio (Class A)	May 1, 2023
A71	AB VPS Growth and Income Portfolio (Class B)	May 1, 2023
JM7	JPMorgan Insurance Trust Core Bond Portfolio Class 1	May 1, 2023
J32	JPMorgan Insurance Trust U.S. Equity Portfolio Class 1	May 1, 2023
J43	JPMorgan Insurance Trust Small Cap Core Portfolio Class 1	May 1, 2023
DRS	LVIP Delaware REIT Fund-Standard Class	May 1, 2023

There were no Sub-Accounts merged with existing Sub-Accounts or closed during the current year.

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio Class 1 Sub-Account (NAR) is active but has had zero balance for more than five years and therefore is not disclosed in the Statements of Assets and Liabilities, Statements of Changes in Net Assets or the financial highlights in Note 9.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

1. BUSINESS AND ORGANIZATION (CONTINUED)

The commencement date related to Sub-Accounts held by the contract owners of the Variable Account (if commenced within the past five years), is as follows:

Sub-Account	Effective Date
NSE	April 30, 2019
O00	April 30, 2020

There were no Sub-Accounts held by the contract owners of the Variable Account, with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2023. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account.” The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Contract Loans

Contract holders are permitted to borrow against the cash value of their accounts. The loan proceeds are deducted from the Variable Account and recorded in the Sponsor’s general account as an asset. Contract loan activity is reflected in the Transfers between Sub-Accounts (including the Fixed Account) line on the Statements of Changes in Net Assets.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary, a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements of investments. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2023, noting that there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2023, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2023. There were no transfers between levels during the year ended December 31, 2023.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

4. RELATED-PARTY TRANSACTIONS

Security Investors, LLC, one of the companies in the investment management businesses of Guggenheim Partners LLC and a related-party of the Sponsor, is the investment advisor to certain Rydex funds and charges a management fee at an annual rate 0.75% of the Rydex funds’ average daily net assets.

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted daily from the participant’s account to cover the risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. These charges are reflected in the Statements of Changes in Net Assets. As of December 31, 2023, the deduction is at an effective annual rate based on assets as follows:

	Years 1 - 10	Years 11 - 20	Years 21+
FuturitySM Corporate VUL	0.40%	0.25%	0.20%
Corporate VUL	0.60%	0.20%	0.10%
Large Case VUL	< 0.50%	< 0.10%	< 0.10%

Sales charges

Certain charges are deducted from the premium before it is allocated by Sub-Account. For the Corporate VUL and FuturitySM Corporate VUL products, these charges consist of premium tax, federal Deferred Acquisition Cost (“DAC”) tax and the sales load. The premium tax ranges from 2% to 7% of the premium in most states, except Kentucky which will not exceed 9%. The DAC tax charge is 1.25% of the premium. The sales load is not to exceed 8.75% of the premium up to target premium and 2.25% of the premium in excess of the target premium. For the Large Case VUL product, these expense charges consist of only the premium expense load. The premium expense load is 7.50% of the premium up to target premium and 2.50% of the premium in excess of the target premium.

Administration charges

At the beginning of each month, an account administration fee is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. For the Corporate VUL and the FuturitySM Corporate VUL products, the monthly charge is $13.75 per policy for each month in the first policy year and $7.50 for months thereafter. For the Large Case VUL products, the monthly charge is $5.00 per policy for each policy month. These charges are reported in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders and contract charges”.

Charges for Life Insurance Protection

On the monthly anniversary of the contract, the cost of insurance is deducted from each Sub-Account through a redemption of units to cover the anticipated cost of providing life insurance. The charge is based on the length of time a policy has been in force and other factors, including issue age, sex and rating class of the insured, and will not exceed the guaranteed maximum monthly cost of insurance rates based on the 1980 or 2001 Commissioners Standard Ordinary Mortality Tables, depending on the policy investment start date. These charges are reflected in the Statements of Changes in Net Assets under the “Cost of insurance charges” line item.

Other Contract Charges

The Large Case VUL products also charge a deferred expense load applied to the premium. The maximum charge will not exceed 0.40% of premium.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction from the premium payment.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

6. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

	Purchases	Sales
A70	$1	$1
A71	133,394	395,709
AM2	278,983	126,067
IVP	1,358	240
A19	—	8,497
ASM	4,201	1,893
A54	69,042	92,453
A51	58,741	8,294
308	264,449	245,213
301	277,978	407,432
304	74,045	16,492
309	5,458	1,453
306	54,414	10,706
303	50,329	129,584
302	203,584	159,366
305	91,059	17,897
300	1,377,482	2,443,087
BLG	49,987	126,667
MSV	14,462	8,333
C89	1,986	370
DRS	160,455	60,119
DSV	650,466	386,026
D37	316,576	271,589
001	262	2,946
SSI	31,609	30,285
D55	229,746	179,890
S61	1	1
D18	27,159	49,934
DTG	135,676	17,715
DSI	7,414,591	6,280,899
DCA	472,001	44,272
DSC	3,433	1,014
DGI	9,055	1,458
FVI	121,060	14,099
FCN	640,603	325,837
F24	38,467	42,972

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

6. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
FEI	$547,932	$195,896
FF1	39,064	31,020
FF2	219,378	192,224
FF3	928,475	782,055
FVG	41,705	75,200
FGP	215,242	24,223
F99	2,313,976	1,556,426
FHI	44,472	36,306
FIP	1,838	1,500
FIG	2,736,227	4,400,949
FMC	370,395	300,076
FM8	7,076,477	4,844,085
FOF	31,381	11,959
F91	65,704	33,726
FE3	104,147	8,350
TFS	11,678	7,460
T20	361,766	28,043
TSF	287,588	56,508
F56	337	421
FSS	524	6,113
FSC	1,502	448
FRE	5,740	16,857
G31	2,403	26,564
V15	70,031	44,192
VCP	152,815	14,274
A39	14,017	4,692
IB1	1,138,170	146,661
A21	2,669	4,730
A22	51,750	78,627
I76	36,152	16,722
MVP	34,036	11,159
JM7	123,829	95,313
J43	1,409	574
J32	48,694	19,096
LRI	444,408	585,144
MD8	26,826,985	11,073,917

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

6. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
M07	$537,948	$255,267
M35	1,357,312	5,038,254
M31	81,952	53,183
M80	254,590	738,845
MF1	281,165	222,738
M41	254,413	497,762
M42	69,604	108,958
M06	253,272	457,103
M33	547	4,011
M44	93,443	48,963
M40	3,742	354
M83	1,758,134	2,566,104
M08	1,791,003	2,557,225
MB7	52,161	57,156
MC0	409,533	240,954
MA0	101,822	197,323
MC1	1,086,127	931,751
MC3	33,721	10,632
MC6	169,498	15,583
MC9	346,031	1,070,963
M96	126,810	299,775
MA6	531,159	665,614
MA3	37,003	48,541
M97	130,101	93,030
MD5	443,790	855,378
M98	485,354	215,936
MD6	4,340	19,933
MB3	482,200	982,516
ME2	417,185	454,293
MA7	30,130	52,355
MB8	587,055	578,615
MF6	600,369	467,677
MF2	476,917	882,765
MG3	633,894	912,480
VMG	1,386	62,980
NMC	1,484	2,351
NSE	1,562	630

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

6. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
O01	$115,218	$193,505
O00	3,262	2,942
OGS	530,506	342,599
OSC	162,659	63,508
P10	338,529	87,794
PK8	74,437	10,798
P06	2,404,301	2,908,486
P07	4,363,401	1,852,820
SCP	319,004	229,179
R03	—	30,259
307	1,657,154	4,521,878
REI	228,273	155,927
RNA	5,392	2,953
W42	542	1,817

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2023 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
A71	1,584	(8,565)	(6,981)
AM2	5,393	(3,114)	2,279
IVP	109	(19)	90
A19	—	(119)	(119)
ASM	29	(64)	(35)
A54	1,823	(2,442)	(619)
A51	2,126	(300)	1,826
308	4,334	(5,407)	(1,073)
301	20,022	(31,862)	(11,840)
304	656	(337)	319
309	128	(37)	91
306	1,360	(296)	1,064
303	(426)	(1,161)	(1,587)
302	5,471	(5,272)	199
305	3,028	(650)	2,378
300	97,609	(149,271)	(51,662)
BLG	1,548	(5,257)	(3,709)
MSV	195	(190)	5
C89	82	(16)	66
DRS	2,804	(2,002)	802
DSV	10,554	(8,889)	1,665
D37	4,250	(5,063)	(813)
001	14	(153)	(139)
SSI	161	(776)	(615)
D55	3,258	(3,444)	(186)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
D18	116	(1,311)	(1,195)
DTG	2,289	(272)	2,017
DSI	65,882	(152,740)	(86,858)
DCA	10	(759)	(749)
DSC	76	(28)	48
DGI	35	(28)	7
FVI	2,139	(326)	1,813
FCN	1,163	(1,937)	(774)
F24	309	(648)	(339)
FEI	3,829	(5,547)	(1,718)
FF1	828	(1,341)	(513)
FF2	10,666	(11,108)	(442)
FF3	32,723	(30,965)	1,758
FVG	548	(1,564)	(1,016)
FGP	1,924	(278)	1,646
F99	32,019	(24,199)	7,820
FHI	1,346	(1,548)	(202)
FIP	11	(20)	(9)
FIG	119,830	(207,057)	(87,227)
FMC	7,758	(8,326)	(568)
FM8	516,319	(477,336)	38,983
FOF	978	(428)	550
F91	1,842	(1,032)	810
FE3	2,559	(346)	2,213
TFS	222	(338)	(116)
T20	11,121	(1,188)	9,933
TSF	3,840	(1,621)	2,219
F56	12	(15)	(3)
FSS	17	(194)	(177)
FSC	32	(9)	23
FRE	290	(1,140)	(850)
G31	35	(494)	(459)
V15	—	(1,266)	(1,266)
VCP	32	(321)	(289)
A39	160	(98)	62
IB1	15,912	(3,436)	12,476
A21	40	(118)	(78)
A22	1,579	(2,333)	(754)
I76	1,476	(884)	592
MVP	838	(338)	500

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
JM7	507	(6,490)	(5,983)
J43	24	(15)	9
J32	264	(283)	(19)
LRI	16,851	(32,014)	(15,163)
MD8	2,037,788	(1,256,151)	781,637
M07	12,880	(13,699)	(819)
M35	66,479	(276,591)	(210,112)
M31	—	(1,266)	(1,266)
M80	6,314	(19,676)	(13,362)
MF1	7,818	(7,273)	545
M41	7,936	(14,113)	(6,177)
M05	—	—	—
M42	4,131	(5,847)	(1,716)
M06	13,180	(39,498)	(26,318)
M33	18	(131)	(113)
M44	2,078	(3,177)	(1,099)
M40	93	(22)	71
M83	63,183	(121,226)	(58,043)
M08	87,292	(131,867)	(44,575)
MB6	—	—	—
MB7	611	(1,026)	(415)
MC0	8,766	(13,654)	(4,888)
MA0	4,605	(9,247)	(4,642)
MC1	28,942	(27,478)	1,464
MC3	1,884	(704)	1,180
MC6	1,524	(197)	1,327
MC9	4,953	(26,376)	(21,423)
M96	969	(12,213)	(11,244)
MD2	—	—	—
MA6	31,496	(51,898)	(20,402)
MA3	1,294	(1,742)	(448)
M97	1,434	(3,309)	(1,875)
MD5	10,821	(19,685)	(8,864)
M98	4,981	(9,091)	(4,110)
MD6	35	(398)	(363)
MB3	8,579	(15,945)	(7,366)
ME2	13,360	(16,136)	(2,776)
MA7	1,420	(2,486)	(1,066)
MB8	16,207	(17,691)	(1,484)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
MF6	2,993	(8,010)	(5,017)
MF2	23,987	(72,943)	(48,956)
MG3	17,725	(30,259)	(12,534)
VMG	27	(1,158)	(1,131)
NMC	23	(36)	(13)
NSE	88	(43)	45
O01	2,627	(4,576)	(1,949)
O00	252	(232)	20
OGS	5,223	(8,223)	(3,000)
OSC	2,893	(1,470)	1,423
P10	17,764	(9,242)	8,522
PK8	2,106	(582)	1,524
P06	105,596	(147,299)	(41,703)
P07	158,500	(96,097)	62,403
SCP	7,206	(8,650)	(1,444)
R03	—	(486)	(486)
307	57,233	(118,262)	(61,029)
REI	1,181	(3,115)	(1,934)
RNA	24	(41)	(17)
W42	19	(59)	(40)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2022 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
A71	1,419	(414)	1,005
AM2	7	(2,846)	(2,839)
IVP	75	(21)	54
A19	3	(74)	(71)
ASM	35	(57)	(22)
A54	3,450	(2,046)	1,404
A51	5,191	(816)	4,375
308	7,581	(4,787)	2,794
301	10,246	(16,031)	(5,785)
304	677	(616)	61
309	85	(32)	53
306	1,399	(620)	779
303	1,878	(1,737)	141
302	1,529	(4,097)	(2,568)
305	2,096	(711)	1,385
300	114,167	(107,274)	6,893
BLG	1,223	(3,798)	(2,575)
MSV	94	(2,654)	(2,560)
C89	48	(12)	36
DRS	2,851	(5,143)	(2,292)
DSV	6,640	(9,203)	(2,563)
D37	3,292	(4,187)	(895)
001	44	(28)	16
SSI	304	(1,159)	(855)
D55	43	(2,291)	(2,248)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
D18	94	(3,311)	(3,217)
DTG	1,576	(346)	1,230
DSI	49,347	(477,420)	(428,073)
DCA	116	(880)	(764)
DSC	45	(25)	20
DGI	27	(25)	2
FVI	1,641	(407)	1,234
FCN	4,878	(5,661)	(783)
F24	389	(642)	(253)
FEI	4,445	(5,063)	(618)
FF1	4,784	(6,151)	(1,367)
FF2	18,864	(31,309)	(12,445)
FF3	11,849	(16,938)	(5,089)
FVG	2,913	(2,126)	787
FGP	11,090	(135)	10,955
F99	4,785	(16,627)	(11,842)
FHI	1,315	(602)	713
FIP	134	(11)	123
FIG	118,081	(240,152)	(122,071)
FMC	8,282	(11,104)	(2,822)
FM8	1,608,007	(712,780)	895,227
FOF	811	(831)	(20)
F91	1,046	(1,010)	36
FE3	2,226	(497)	1,729
TFS	426	(615)	(189)
T20	97	(418)	(321)
TSF	4,172	(2,050)	2,122
F56	11	(13)	(2)
FSS	59	(51)	8
FSC	19	(9)	10
FRE	322	(1,239)	(917)
G31	4	(407)	(403)
V15	—	(1,100)	(1,100)
VCP	18	(1,497)	(1,479)
A39	148	(87)	61
IB1	7,095	(6,954)	141
A21	44	(110)	(66)
A22	1,589	(862)	727
I76	578	(243)	335
MVP	19	(1,429)	(1,410)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
JM7	930	(5,877)	(4,947)
J43	13	(12)	1
J32	414	(662)	(248)
LRI	20,581	(34,284)	(13,703)
MD8	1,351,867	(887,343)	464,524
M07	13,481	(25,803)	(12,322)
M35	18,720	(18,810)	(90)
M31	—	(690)	(690)
M80	1,785	(1,540)	245
MF1	6,458	(3,004)	3,454
M41	1,325	(4,890)	(3,565)
M42	894	(7,494)	(6,600)
M06	11,459	(40,294)	(28,835)
M33	29	(288)	(259)
M44	2,011	(2,577)	(566)
M40	90	(20)	70
M83	82,514	(61,155)	21,359
M08	25,334	(26,863)	(1,529)
MB7	17	(994)	(977)
MC0	8,399	(8,000)	399
MA0	781	(1,089)	(308)
MC1	7,480	(10,793)	(3,313)
MC3	1,169	(2,120)	(951)
MC6	1,286	(265)	1,021
MC9	11,189	(6,464)	4,725
M96	4,105	(11,062)	(6,957)
MA6	34,244	(69,272)	(35,028)
MA3	1,059	(3,763)	(2,704)
M97	215	(7,039)	(6,824)
MD5	223	(27,386)	(27,163)
M98	7,121	(14,161)	(7,040)
MD6	23	(21)	2
MB3	1,762	(871)	891
ME2	6,144	(7,863)	(1,719)
MA7	358	(124)	234
MB8	4,472	(11,096)	(6,624)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
MF6	3,880	(6,455)	(2,575)
MF2	24,313	(53,684)	(29,371)
MG3	10,888	(16,130)	(5,242)
VMG	924	(572)	352
NMC	16	(33)	(17)
NSE	69	(39)	30
O01	3,791	(4,071)	(280)
O00	257	(206)	51
OGS	8,064	(2,983)	5,081
OSC	1,587	(2,965)	(1,378)
P10	21,596	(25,379)	(3,783)
PK8	2,520	(1,230)	1,290
P06	195,497	(52,751)	142,746
P07	80,097	(131,181)	(51,084)
SCP	8,384	(12,994)	(4,610)
R03	—	(6)	(6)
307	59,701	(68,288)	(8,587)
REI	1,132	(2,179)	(1,047)
RNA	16	(36)	(20)
W42	680	(2,938)	(2,258)

8. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable life contract, other than a pension plan contract, is not treated as a life contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
A70
2023	—	$40.3464	$13	—%	15.70%
2022	—	34.8708	12	—	(27.17)
2021	—	47.8780	—	—	22.57
2020	—	39.0614	35	0.01	0.39
2019	—	28.0853	25	—	29.78
A71
2023	15,348	52.1594	802,585	1.13	11.72
2022	22,329	46.6870	1,044,151	1.12	(4.42)
2021	21,324	48.8456	1,044,446	0.69	27.84
2020	30,561	38.2093	1,169,975	1.31	2.47
2019	31,885	37.2872	1,191,098	1.11	23.61
AM2
2023	37,145	42.9763	1,595,414	—	12.35
2022	34,866	38.2508	1,331,119	—	(27.81)
2021	37,705	52.9832	1,997,771	—	8.01
2020	38,588	49.0552	1,892,950	1.10	29.60
2019	45,490	37.8509	1,721,856	0.28	27.23
IVP
2023	342	12.6140	4,290	0.90	15.15
2022	252	10.9546	2,751	5.12	(13.61)
2021	198	12.6805	2,489	2.30	11.08
2020	133	11.4154	1,504	2.13	2.47
2019	76	11.1407	831	—	17.14
A19
2023	2,862	78.3952	223,941	—	17.73
2022	2,981	66.5917	198,185	—	(39.26)
2021	3,052	109.6414	334,589	—	9.20
2020	3,112	100.4028	312,467	—	53.64
2019	3,180	65.3494	207,793	—	36.01
ASM
2023	1,156	33.4009	38,510	1.07	17.18
2022	1,191	28.5041	33,861	1.09	(15.63)
2021	1,213	33.7842	41,003	0.53	35.95
2020	3,071	24.8509	76,325	0.72	3.37
2019	9,430	24.0409	226,704	0.59	20.10
A54
2023	19,290	42.5443	820,662	—	23.17
2022	19,909	34.5404	687,642	—	(36.07)
2021	18,505	54.0306	999,800	—	4.20
2020	18,536	51.8504	961,089	—	64.63
2019	14,670	31.4954	462,020	—	30.26

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
A51
2023	12,865	$30.5732	$392,715	—%	16.49%
2022	11,039	26.2453	289,366	—	(38.01)
2021	6,664	42.3402	282,167	—	(6.06)
2020	5,346	45.0713	240,955	1.02	67.15
2019	7,454	26.9645	200,994	—	29.34
308
2023	51,127	52.0365	2,658,959	1.88	17.29
2022	52,200	44.3671	2,314,671	1.97	(8.45)
2021	49,406	48.4637	2,394,420	1.57	27.78
2020	42,300	37.9275	1,604,333	1.88	8.68
2019	40,327	34.8973	1,407,302	2.07	21.38
301
2023	113,510	16.5409	1,875,937	3.48	5.02
2022	125,350	15.7504	1,972,116	2.89	(12.58)
2021	131,135	18.0170	2,362,655	1.40	(0.31)
2020	128,125	18.0725	2,315,545	2.38	9.73
2019	42,350	16.4694	697,475	2.72	9.36
304
2023	9,706	55.9822	542,354	0.92	22.60
2022	9,387	45.6614	427,983	0.67	(24.74)
2021	9,326	60.6703	565,787	0.37	16.42
2020	9,413	52.1131	490,544	0.38	30.47
2019	10,079	39.9441	402,583	1.04	35.28
309
2023	442	43.8329	19,275	1.99	20.88
2022	351	36.2617	12,645	2.48	(17.33)
2021	298	43.8652	13,076	1.83	14.78
2020	247	38.2183	9,431	0.74	8.73
2019	4,513	35.1490	158,629	2.08	31.14
306
2023	12,125	39.5264	478,460	0.27	16.17
2022	11,061	34.0239	375,821	—	(29.55)
2021	10,282	48.2977	496,580	—	6.74
2020	9,510	45.2485	430,289	0.17	29.72
2019	10,094	34.8810	352,085	0.16	31.52
303
2023	5,372	86.9276	465,706	0.36	38.48
2022	6,959	62.7721	434,828	0.34	(29.94)
2021	6,818	89.5934	611,044	0.28	21.99
2020	4,301	73.4439	316,088	0.29	52.08
2019	7,023	48.2932	339,272	0.60	30.77
302
2023	8,053	59.8020	481,253	1.56	26.14
2022	7,854	47.4103	371,751	1.28	(16.49)
2021	10,422	56.7739	591,652	1.14	24.10
2020	9,783	45.7503	447,557	1.15	13.55
2019	17,226	40.2925	694,073	1.47	26.14

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
305
2023	4,515	$29.3395	$132,471	9.62%	12.45%
2022	2,137	26.0905	55,691	10.07	(9.26)
2021	752	28.7545	21,635	7.74	8.42
2020	9	26.5218	241	0.20	7.94
2019	5,584	24.5707	137,191	6.37	12.55
300
2023	671,783	26.3117	17,643,719	1.31	15.84
2022	723,445	22.7130	16,405,390	1.75	(20.79)
2021	716,552	28.6728	20,545,515	2.44	(1.50)
2020	642,010	29.1081	18,687,680	0.64	13.97
2019	731,875	25.5395	18,691,713	1.43	22.88
BLG
2023	25,382	26.4031	662,743	2.15	12.83
2022	29,091	23.4011	675,973	—	(15.86)
2021	31,666	27.8117	880,676	0.92	6.67
2020	33,594	26.0717	875,854	1.36	21.01
2019	33,703	21.5454	726,134	1.01	17.99
MSV
2023	12,781	49.8224	636,190	1.00	18.88
2022	12,776	41.9085	534,996	0.85	(16.48)
2021	15,336	50.1750	769,417	0.89	13.64
2020	15,390	44.1535	679,495	1.21	19.96
2019	15,545	36.8062	572,106	1.78	28.98
C89
2023	257	28.3702	7,257	—	39.54
2022	191	20.3317	3,856	—	(28.00)
2021	155	28.2404	4,373	—	18.57
2020	117	23.8173	2,796	—	31.93
2019	64	18.0529	1,148	—	31.75
C58[7]
2019	3	12.9837	34	2.02	25.15
DRS
2023	52,444	40.5297	2,122,178	3.49	12.58
2022	51,642	36.0021	1,856,081	3.09	(25.30)
2021	53,934	48.1968	2,599,447	3.10	43.07
2020	78,058	33.6885	2,629,646	2.02	(10.41)
2019	90,183	37.6015	3,391,033	2.13	26.81
DSV
2023	75,942	51.9202	3,938,732	0.96	9.44
2022	74,277	47.4401	3,513,157	0.84	(12.09)
2021	76,840	53.9636	4,146,546	0.76	34.42
2020	121,697	40.1464	4,885,683	1.30	(1.90)
2019	118,457	40.9250	4,847,815	1.21	28.14

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
D37
2023	26,814	$68.0832	$1,823,866	1.13%	16.45%
2022	27,627	58.4647	1,613,872	0.46	(13.73)
2021	28,522	67.7694	1,932,934	0.98	23.18
2020	32,175	55.0178	1,770,217	0.51	11.08
2019	24,979	49.5279	1,237,161	0.56	29.63
001
2023	—	21.7992	4	0.03	20.76
2022	139	18.0513	2,480	1.79	(15.40)
2021	123	21.3365	2,625	1.90	26.69
2020	98	16.8420	1,650	2.32	(12.16)
2019	56	19.1732	1,076	1.94	32.95
SSI
2023	18,601	44.0112	817,748	1.11	16.76
2022	19,216	37.6945	723,143	0.90	(20.64)
2021	20,071	47.4956	953,279	0.83	14.50
2020	20,900	41.4801	866,915	1.12	19.43
2019	21,431	34.7316	744,319	1.04	25.22
D55
2023	33,922	58.4449	1,982,018	0.90	16.33
2022	34,108	50.2407	1,711,193	0.62	(20.89)
2021	36,356	63.5056	2,308,774	0.56	14.18
2020	42,931	55.6181	2,387,699	1.00	19.09
2019	41,278	46.7030	1,927,772	0.77	24.87
S61
2023	—	39.1330	12	1.14	14.95
2022	—	34.0439	10	0.03	(15.80)
2021	—	40.4338	—	0.01	30.50
2020	18,792	30.9838	583,027	1.82	(0.80)
2019	35,320	31.2332	1,103,943	0.71	21.51
D18
2023	14,034	42.9463	602,031	0.80	18.31
2022	15,229	36.2995	552,178	0.78	(14.08)
2021	18,446	42.2466	779,284	0.61	25.88
2020	18,437	33.5603	618,731	0.85	8.11
2019	20,388	31.0439	632,914	0.67	20.18
DTG
2023	16,573	81.6791	1,352,415	—	59.42
2022	14,556	51.2353	744,938	—	(46.39)
2021	13,326	95.5649	1,273,538	—	12.93
2020	12,128	84.6241	1,026,299	0.25	69.92
2019	13,687	49.8019	681,614	—	25.82
DSI
2023	2,102,086	52.6104	110,515,830	1.43	25.93
2022	2,188,944	41.7782	91,345,871	1.30	(18.32)
2021	2,617,017	51.1473	133,857,543	1.15	28.41
2020	2,887,946	39.8309	115,032,534	1.59	18.01
2019	2,930,900	33.7528	98,928,633	1.73	31.18

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
DCA
2023	89,048	$63.6766	$5,670,215	0.72%	20.97%
2022	89,797	52.6389	4,724,416	0.67	(18.06)
2021	90,561	64.2447	5,818,282	0.44	27.13
2020	94,996	50.5345	4,800,757	0.79	23.69
2019	99,652	40.8560	4,071,523	1.17	36.10
DSC
2023	780	37.5855	29,213	0.33	9.28
2022	732	34.3932	25,109	—	(16.62)
2021	712	41.2488	29,347	0.20	16.46
2020	4,266	35.4185	151,076	0.66	19.89
2019	4,503	29.5420	133,023	—	21.78
DGI
2023	1,202	59.5429	71,482	0.66	26.68
2022	1,195	47.0009	56,092	0.80	(14.82)
2021	1,193	55.1764	65,828	0.48	25.63
2020	1,188	43.9200	52,162	0.78	24.63
2019	1,181	35.2395	41,609	1.08	29.12
DQB[5]
2019	716	24.3566	17,426	1.90	8.06
FVI
2023	14,726	48.3384	710,833	1.75	21.53
2022	12,913	39.7753	513,042	1.26	(17.94)
2021	11,679	48.4714	566,088	0.94	18.26
2020	10,280	40.9866	421,356	1.27	22.39
2019	17,441	33.4892	584,098	2.15	24.51
FCN
2023	88,006	123.2078	10,837,884	0.51	33.45
2022	88,780	92.3245	8,190,918	0.51	(26.31)
2021	89,563	125.2922	11,220,965	0.06	27.83
2020	93,517	98.0112	9,165,232	0.24	30.57
2019	119,502	75.0662	8,970,191	0.47	31.58
F24
2023	6,464	85.8430	552,751	0.26	33.12
2022	6,803	64.4874	436,764	0.26	(26.49)
2021	7,056	87.7234	620,084	0.03	27.51
2020	7,290	68.7970	502,349	0.08	30.23
2019	9,215	52.8259	487,410	0.22	31.27
FEI
2023	238,055	32.1351 to 61.8944	9,317,031	1.96	10.65
2022	239,773	29.0427 to 55.9383	8,491,857	1.92	(4.96)
2021	240,391	30.5578 to 58.8564	8,975,045	1.92	24.89
2020	255,154	24.4671 to 47.1254	7,689,955	1.79	6.69
2019	318,922	22.9320 to 44.1685	9,941,202	2.04	27.44

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
FF1
2023	15,378	$25.0206	$384,472	3.73%	10.95%
2022	15,891	22.5510	357,848	2.17	(14.60)
2021	17,258	26.4057	455,706	1.23	7.69
2020	37,463	24.5189	918,556	1.72	13.85
2019	26,488	21.5369	570,469	3.12	18.26
FF2
2023	38,159	26.1270	996,675	3.26	12.40
2022	38,601	23.2447	895,662	2.11	(15.69)
2021	51,046	27.5699	1,407,332	1.34	9.47
2020	46,413	25.1847	1,168,885	1.37	15.06
2019	64,676	21.8886	1,415,658	2.57	20.13
FF3
2023	110,014	29.5255	3,247,352	2.48	14.70
2022	108,256	25.7417	2,783,318	1.90	(16.87)
2021	113,345	30.9661	3,509,859	1.06	12.37
2020	113,260	27.5569	3,121,090	1.11	16.89
2019	144,936	23.5754	3,416,929	2.38	24.43
FVG
2023	6,194	52.2826	323,593	1.56	18.72
2022	7,210	44.0390	316,886	1.87	(4.95)
2021	6,423	46.3322	297,599	2.55	25.95
2020	5,948	36.7864	218,818	2.15	7.85
2019	5,799	34.1096	197,813	3.54	30.05
FGP
2023	13,103	103.9095	1,359,713	0.14	36.24
2022	11,457	76.2716	873,213	0.54	(24.46)
2021	502	100.9634	50,708	—	23.21
2020	309	81.9412	25,291	0.06	43.89
2019	240	56.9462	13,683	0.26	34.31
F99
2023	78,616	80.0459	6,288,392	0.00	35.89
2022	70,796	58.9057	4,165,763	0.33	(24.64)
2021	82,638	78.1700	6,462,797	—	22.90
2020	76,816	63.6031	4,888,150	0.04	43.55
2019	95,897	44.3077	4,250,656	0.06	33.98
FHI
2023	8,727	27.5790	239,873	5.93	10.48
2022	8,929	24.9637	222,287	5.36	(11.37)
2021	8,216	28.1678	231,419	4.69	4.41
2020	17,044	26.9777	459,810	5.06	2.75
2019	19,604	26.2567	514,735	5.24	15.11
FIP
2023	541	89.0458	47,965	1.49	26.19
2022	550	70.5631	38,642	1.44	(18.21)
2021	427	86.2762	36,594	1.28	28.58
2020	426	67.1012	28,371	1.12	18.24
2019	127,299	56.7504	7,224,082	2.02	31.35

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
FIG
2023	1,046,759	$29.0980	$30,434,352	2.53%	6.20%
2022	1,133,986	27.3984	31,039,422	2.12	(12.96)
2021	1,256,057	31.4779	39,538,077	1.98	(0.61)
2020	1,359,147	31.6699	43,043,978	2.19	9.39
2019	1,427,156	28.9502	41,316,493	2.71	9.67
FMC
2023	61,174	41.3958	2,530,612	0.60	15.08
2022	61,742	35.9727	2,218,874	0.51	(14.74)
2021	64,564	42.1934	2,724,199	0.58	25.60
2020	89,291	33.5930	2,999,546	0.65	18.19
2019	122,927	28.4230	3,493,947	0.73	23.45
FM8
2023	2,894,416	13.1679	38,083,472	4.69	4.79
2022	2,855,433	12.5657	35,842,023	1.60	1.36
2021	1,960,206	12.3970	24,294,683	0.01	0.01
2020	1,565,418	12.3959	19,398,524	0.28	0.28
2019	1,726,434	12.3612	21,334,609	1.93	1.92
FOF
2023	11,155	31.1843	347,245	1.09	20.51
2022	10,605	25.8778	274,022	1.10	(24.48)
2021	10,625	34.2680	364,102	0.52	19.70
2020	10,998	28.6285	314,868	0.45	15.61
2019	10,300	24.7621	255,055	1.76	27.77
F91
2023	6,739	37.9456	254,167	0.87	20.22
2022	5,929	31.5634	186,087	0.86	(24.68)
2021	5,893	41.9065	246,937	0.35	19.39
2020	6,524	35.1005	228,996	0.10	15.33
2019	26,347	30.4340	801,845	1.55	27.50
FE3
2023	22,503	25.5761	575,033	0.00	10.08
2022	20,290	23.2348	471,039	2.16	(8.17)
2021	18,561	25.3010	469,610	0.73	4.44
2020	55,257	24.2249	1,338,588	2.79	6.85
2019	56,710	22.6713	1,285,696	0.33	17.38
TFS
2023	8,689	24.6657	213,765	3.40	21.09
2022	8,805	20.3694	178,987	3.31	(7.39)
2021	8,994	21.9938	197,832	2.11	4.44
2020	9,174	21.0597	193,215	1.17	(0.92)
2019	64,426	21.2543	1,369,331	2.03	12.84
T20
2023	26,031	33.1974	863,982	3.64	20.76
2022	16,098	27.4912	442,803	3.05	(7.61)
2021	16,419	29.7541	489,482	1.86	4.16
2020	17,242	28.5662	493,441	3.47	(1.16)
2019	20,083	28.9008	581,335	1.68	12.53

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
TSF
2023	123,182	$39.4613	$4,859,231	3.51%	21.23%
2022	120,963	32.5496	3,935,170	0.51	(11.32)
2021	118,841	36.7046	4,361,925	1.32	5.26
2020	125,132	34.8707	4,363,374	3.09	5.99
2019	172,278	32.9010	5,668,069	3.01	15.43
F56
2023	3	36.3988	75	2.81	21.01
2022	6	30.0794	150	0.15	(11.50)
2021	8	33.9892	269	0.92	4.87
2020	15	32.4104	479	2.90	5.80
2019	12	30.6339	381	2.53	15.15
FSS
2023	—	34.0576	—	0.00	13.73
2022	177	29.9465	5,207	2.19	(7.15)
2021	169	32.2542	5,454	3.07	19.52
2020	135	26.9858	3,634	3.68	(4.85)
2019	73	28.3609	2,062	2.01	22.92
FSC
2023	195	52.8397	10,230	—	27.12
2022	172	41.5655	7,132	—	(33.52)
2021	162	62.5239	10,105	—	10.25
2020	152	56.7087	8,627	—	55.52
2019	135	36.4631	4,911	—	31.80
FRE
2023	4,387	16.9032	74,141	2.87	11.68
2022	5,237	15.1356	78,988	2.41	(25.92)
2021	6,154	20.4317	125,733	1.04	27.20
2020	7,260	16.0630	116,610	3.27	(5.17)
2019	8,539	16.9383	144,630	2.81	22.62
G31
2023	1,253	60.6080	73,496	0.61	23.81
2022	1,712	48.9536	82,381	0.73	(19.74)
2021	2,115	60.9929	129,034	0.99	29.41
2020	1,796	47.1332	84,675	0.82	17.55
2019	2,232	40.0976	89,483	1.23	25.21

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
V15
2023	86,199	$41.3059	$3,557,070	—%	40.93%
2022	87,465	29.3105	2,561,361	—	(31.11)
2021	88,565	42.5485	3,768,293	—	11.93
2020	98,560	38.0147	3,746,749	0.07	42.35
2019	195,495	26.7045	5,220,586	—	36.76
VCP
2023	25,176	48.6869	1,224,547	1.86	12.36
2022	25,465	43.3318	1,102,641	1.59	1.12
2021	26,944	42.8504	1,154,575	1.87	33.36
2020	27,224	32.1315	874,754	2.48	(0.85)
2019	27,684	32.4076	897,158	2.00	25.30
A39
2023	4,058	53.3373	216,049	0.75	23.36
2022	3,996	43.2361	172,518	0.93	(20.55)
2021	3,935	54.4171	214,131	0.69	27.74
2020	3,872	42.6003	164,959	1.39	13.85
2019	3,812	37.4176	142,652	0.98	28.96
IB1
2023	71,829	47.0793	3,379,906	1.80	12.66
2022	59,353	41.7883	2,478,859	1.70	(5.75)
2021	59,212	44.3385	2,625,381	1.63	28.51
2020	55,337	34.5032	1,909,312	2.23	2.09
2019	69,590	33.7958	2,351,850	1.88	25.19
A21
2023	9,386	43.8721	411,442	0.20	18.15
2022	9,464	37.1341	351,213	1.72	(18.31)
2021	9,530	45.4547	433,181	0.99	5.89
2020	17,662	42.9268	758,163	2.28	14.00
2019	19,613	37.6567	738,547	1.60	28.57
A22
2023	12,393	38.7479	478,645	0.30	14.47
2022	13,147	33.8510	443,846	0.37	(14.26)
2021	12,420	39.4811	490,345	0.47	23.24
2020	11,294	32.0349	361,798	0.77	9.25
2019	10,933	29.3230	320,581	0.52	25.28
I84[6]
2019	4,329	23.0474	99,780	—	34.34
I76
2023	2,764	31.3412	86,619	—	16.57
2022	2,172	26.8851	58,296	—	(20.51)
2021	1,837	33.8204	62,128	0.18	20.40
2020	1,607	28.0896	45,151	0.36	27.24
2019	1,561	22.0754	34,471	—	26.60

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
MVP
2023	5,876	$36.6702	$215,060	1.16%	11.40%
2022	5,376	32.9187	176,663	1.26	(5.56)
2021	6,786	34.8571	236,582	0.46	19.73
2020	7,009	29.1138	204,093	1.27	(0.92)
2019	5,862	29.3842	172,300	1.17	30.35
JM7
2023	211,405	15.4878	3,274,087	3.68	5.91
2022	217,388	14.6240	3,173,391	1.96	(12.58)
2021	222,335	16.7277	3,719,169	1.12	(1.35)
2020	93,943	16.9574	1,593,055	0.52	7.84
2019	1,015,697	15.7239	15,970,694	2.51	8.18
J43
2023	298	53.4555	15,901	1.38	13.10
2022	289	47.2640	13,603	0.44	(19.35)
2021	288	58.6051	16,852	1.16	21.38
2020	20,616	48.2807	995,331	0.95	13.69
2019	21,328	42.4687	905,792	0.40	24.58
J32
2023	7,182	77.1689	553,912	1.59	27.16
2022	7,201	60.6858	436,789	0.52	(18.69)
2021	7,449	74.6394	555,982	0.74	29.34
2020	7,441	57.7072	429,374	0.76	25.26
2019	7,603	46.0694	350,249	0.85	31.75
LRI
2023	149,947	22.6694	3,400,876	5.10	22.61
2022	165,110	18.4887	3,053,526	3.53	(14.96)
2021	178,813	21.7410	3,891,598	1.84	5.80
2020	292,330	20.5499	6,011,146	2.70	(1.03)
2019	365,015	20.7645	7,583,177	0.91	18.36
MD8
2023	7,455,956	10.9466 to 14.6662	108,813,352	4.50	4.58
2022	6,674,319	10.4668 to 14.0233	93,249,536	1.17	1.17
2021	6,209,795	10.3456 to 13.8609	86,050,260	0.00	0.00
2020	6,202,617	10.3456 to 13.8609	85,947,318	0.19	0.22
2019	5,722,123	10.3230 to 13.8306	79,114,534	1.62	1.63

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
M07
2023	253,575	$20.2920	$5,143,298	2.06%	10.44%
2022	254,394	18.3733	4,670,054	1.72	(9.58)
2021	266,716	20.3204	5,419,782	1.83	14.12
2020	277,537	17.8068	4,942,056	2.30	9.81
2019	378,304	16.2156	6,134,426	2.04	20.38
M35
2023	139,780	19.7790	2,753,406	1.20	10.22
2022	349,892	17.9454	6,256,158	1.48	(9.84)
2021	349,982	19.9038	6,965,976	1.63	13.84
2020	357,972	17.4847	6,259,029	2.02	9.52
2019	393,175	15.9654	6,277,188	2.17	20.12
M31
2023	24,314	47.4932	1,154,603	—	35.86
2022	25,580	34.9567	892,447	—	(31.63)
2021	26,270	51.1322	1,343,250	—	23.53
2020	34,106	41.3917	1,411,702	—	31.86
2019	35,544	31.3914	1,115,778	—	38.15
M80
2023	18,041	46.1583	830,910	—	35.51
2022	31,403	34.0631	1,067,334	—	(31.80)
2021	31,158	49.9496	1,556,337	—	23.24
2020	32,467	40.5313	1,315,939	—	31.54
2019	32,196	30.8140	992,098	—	37.78
MF1
2023	70,809	40.3170	2,851,214	—	21.32
2022	70,264	33.2315	2,332,324	—	(28.70)
2021	66,810	46.6065	3,113,777	—	14.11
2020	67,948	40.8425	2,775,164	—	36.48
2019	90,695	29.9257	2,714,103	—	38.66
M41
2023	4,255	39.8644	168,553	—	20.97
2022	10,432	32.9534	341,532	—	(28.79)
2021	13,997	46.2781	647,774	—	13.88
2020	9,474	40.6389	385,004	—	36.12
2019	22,450	29.8553	670,257	—	38.28
M42
2023	2,197	22.4042	48,862	—	14.25
2022	3,913	19.6092	75,626	—	(29.99)
2021	10,513	28.0111	294,492	—	1.57
2020	4,501	27.5773	124,121	—	45.58
2019	92,087	18.9426	1,744,361	—	41.27
M06
2023	258,232	12.3242	3,157,795	3.18	7.38
2022	284,550	11.4772	3,245,797	2.71	(13.93)
2021	313,385	13.3355	4,179,155	2.61	(0.81)
2020	381,682	13.4448	5,131,671	3.38	8.47
2019	452,419	12.3952	5,607,847	3.25	10.21

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
M33
2023	9	$37.4063	$276	0.00%	22.42%
2022	122	30.5561	3,591	0.32	(17.21)
2021	381	36.9083	14,052	0.52	24.80
2020	547	29.5735	16,168	0.53	16.59
2019	3,542	25.3647	89,854	0.79	32.95
M44
2023	41,231	16.7751	690,516	3.56	(2.11)
2022	42,330	17.1363	724,243	2.40	0.76
2021	42,896	17.0079	729,579	1.77	14.09
2020	41,108	14.9072	612,816	2.51	5.90
2019	42,449	14.0764	597,528	4.06	25.07
M40
2023	1,544	16.3894	25,276	3.40	(2.33)
2022	1,473	16.7805	24,690	2.25	0.48
2021	1,403	16.7005	23,434	1.59	13.82
2020	1,324	14.6723	19,416	2.30	5.62
2019	1,201	13.8914	16,677	3.89	24.80
M83
2023	342,267	30.9777	10,592,921	1.56	7.93
2022	400,310	28.7012	11,481,798	1.46	(5.91)
2021	378,951	30.5032	11,559,259	1.32	25.45
2020	432,374	24.3146	10,512,990	1.49	3.48
2019	513,702	23.4980	12,070,967	2.13	29.80
M08
2023	68,547	21.5631	1,471,805	0.84	7.63
2022	113,122	20.0339	2,257,362	1.23	(6.14)
2021	114,651	21.3451	2,447,232	1.22	25.16
2020	81,106	17.0546	1,383,234	1.38	3.22
2019	74,381	16.5224	1,228,950	1.83	29.51
MB6
2021	—	54.7633	—	1.47	29.53
2020	408	42.2796	17,248	1.65	15.34
2019	453	36.6567	16,591	1.50	29.17
MB7
2023	4,174	62.6899	260,995	1.01	28.20
2022	4,589	48.8993	223,922	0.83	(16.20)
2021	5,566	58.3552	324,785	0.90	29.18
2020	8,130	45.1726	367,234	1.43	15.06
2019	8,489	39.2594	333,258	0.90	28.87
MC0
2023	338,927	20.7127	7,016,091	3.97	9.11
2022	343,815	18.9831	6,519,061	3.42	(16.36)
2021	343,416	22.6953	7,793,919	2.88	(1.40)
2020	349,507	23.0175	8,044,781	3.52	10.57
2019	355,026	20.8175	7,390,741	3.89	14.65
MA0
2023	4,304	22.5132	94,874	2.43	8.89
2022	8,946	20.6747	183,368	3.11	(16.62)
2021	9,254	24.7965	229,475	1.37	(1.66)
2020	29,491	25.2146	743,610	5.08	10.34
2019	7,047	22.8519	161,044	3.36	14.46

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
MC1
2023	46,359	$42.5553	$1,970,987	0.33%	22.79%
2022	44,895	34.6563	1,552,248	0.09	(17.48)
2021	48,208	41.9997	2,024,721	0.29	25.05
2020	41,460	33.5852	1,392,434	0.50	18.39
2019	46,004	28.3694	1,305,110	0.54	32.87
MC3
2023	25,345	15.8990	402,297	1.47	10.90
2022	24,165	14.3369	345,993	3.99	(19.72)
2021	25,116	17.8581	448,518	0.49	(6.75)
2020	20,696	19.1508	396,338	3.31	10.57
2019	18,688	17.3203	323,685	0.20	20.52
MC6
2023	12,568	88.4026	1,110,016	0.15	20.99
2022	11,241	73.0681	820,578	0.19	(19.11)
2021	10,220	90.3289	922,992	0.09	18.52
2020	9,300	76.2133	708,657	0.51	20.76
2019	7,638	63.1122	481,966	0.51	36.01
MC9
2023	60,729	44.0274	2,671,043	0.60	18.97
2022	82,152	37.0077	3,036,546	0.31	(17.88)
2021	77,427	45.0659	3,489,301	0.35	18.20
2020	86,396	38.1276	3,294,055	1.52	16.24
2019	34,168	32.8013	1,120,742	0.75	31.62
M96
2023	279,711	25.4374	7,112,306	1.50	4.15
2022	290,955	24.4248	7,091,616	2.07	(12.26)
2021	297,912	27.8366	8,292,182	2.17	(1.89)
2020	317,045	28.3724	8,994,612	2.87	6.38
2019	365,290	26.6710	9,742,009	2.90	6.53
MD2
2023	—	17.6315	2	1.66	3.86
2022	—	16.9769	2	2.13	(12.45)
2021	—	19.3907	2	0.00	(2.14)
2020	1,280	19.8148	25,374	3.27	6.12
2019	2,836	18.6728	52,960	2.36	6.35
MA6
2023	180,305	15.5934	2,810,754	5.63	12.41
2022	200,707	13.8721	2,782,117	5.20	(10.51)
2021	235,735	15.5021	3,654,395	4.67	3.49
2020	250,279	14.9798	3,749,132	5.27	5.09
2019	239,587	14.2548	3,415,280	5.26	14.81

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
MA3
2023	2,183	$35.8059	$77,887	4.41%	12.48%
2022	2,631	31.8325	82,929	6.10	(10.78)
2021	5,335	35.6791	190,347	3.75	3.08
2020	22,339	34.6121	773,192	8.46	4.85
2019	4,631	33.0108	152,872	5.62	14.44
M97
2023	75,469	29.8891	2,253,416	1.09	14.72
2022	77,344	26.0543	2,013,525	0.59	(14.95)
2021	84,168	30.6356	2,578,527	0.51	9.27
2020	85,241	28.0375	2,389,945	1.45	15.84
2019	87,594	24.2042	2,120,154	1.23	27.30
MD5
2023	6,145	44.3280	270,911	0.47	14.39
2022	15,009	38.7503	576,403	0.41	(15.18)
2021	42,172	45.6864	1,926,696	0.39	8.99
2020	46,872	41.9171	1,964,737	1.25	15.50
2019	56,540	36.2915	2,051,913	0.96	27.11
M98
2023	175,650	27.1728	4,768,221	0.72	17.66
2022	179,760	23.0952	4,146,056	0.77	(23.56)
2021	186,800	30.2127	5,643,716	0.24	10.55
2020	535,609	27.3283	14,637,284	1.02	20.52
2019	539,533	22.6749	12,233,823	1.89	25.94
MD6
2023	564	55.8083	31,457	0.33	24.01
2022	927	45.0044	41,650	0.10	(19.26)
2021	925	55.7385	51,575	0.25	25.97
2020	919	44.2465	40,651	0.46	22.53
2019	905	36.1120	32,687	0.59	39.95
MB3
2023	4,215	67.5915	283,111	0.02	23.70
2022	11,581	54.6394	630,002	—	(19.45)
2021	10,690	67.8303	725,106	0.03	25.66
2020	10,349	53.9803	558,623	0.23	22.20
2019	9,712	44.1743	429,010	0.26	39.58

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
ME2
2023	93,308	$30.3452	$2,830,259	1.09%	13.01%
2022	96,084	26.8508	2,577,188	0.02	(0.18)
2021	97,803	32.5775	3,186,174	0.84	11.57
2020	98,339	29.1991	2,871,395	2.48	12.95
2019	51,475	25.8523	1,330,735	1.48	28.04
MA7
2023	1,032	22.1412	22,709	1.58	22.14
2022	2,098	20.6225	43,074	3.10	(13.85)
2021	1,864	23.9371	44,616	2.91	0.10
2020	1,673	23.9134	40,000	3.57	9.11
2019	1,532	21.9164	33,576	2.86	11.29
MB8
2023	56,994	38.3814 to 69.7265	2,356,683	0.79	18.96
2022	58,478	32.2649 to 58.6148	2,060,110	0.74	(18.37)
2021	65,102	39.5276 to 71.8089	2,896,525	0.88	29.64
2020	72,231	30.4911 to 55.3924	2,433,388	0.76	2.23
2019	89,366	29.8250 to 54.1823	3,298,107	0.76	26.78
MF6
2023	92,171	67.3771	6,207,386	0.86	11.46
2022	97,188	60.4515	5,871,156	1.58	(26.94)
2021	99,763	82.7388	8,255,900	1.46	30.12
2020	121,506	63.5843	7,727,177	4.34	1.49
2019	172,086	62.6536	10,783,078	3.57	26.87
MF2
2023	1,095,723	13.5453	14,836,619	1.57	6.08
2022	1,144,679	12.7689	14,601,658	1.98	(4.14)
2021	1,174,050	13.3198	15,638,023	2.22	0.16
2020	1,206,297	13.2990	16,042,424	3.25	4.34
2019	1,166,960	12.7458	14,873,783	2.71	5.19

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
MG3
2023	85,183	$37.5996	$3,201,345	1.69%	12.73%
2022	97,717	33.3549	3,256,524	0.97	(8.79)
2021	102,959	36.5674	3,765,341	0.81	30.99
2020	106,235	27.9169	2,966,038	1.14	3.87
2019	143,512	26.8770	3,857,455	1.25	31.12
VMG
2023	1,944	63.2269	122,816	—	44.34
2022	3,075	43.8043	134,595	—	(62.96)
2021	2,723	118.2712	321,978	—	(11.06)
2020	3,931	132.9770	522,696	—	152.30
2019	4,487	52.7062	236,476	—	40.11
NMC
2023	620	69.4874	42,866	—	18.15
2022	633	58.8151	37,121	—	(28.73)
2021	650	82.5286	53,653	—	12.99
2020	450	73.0391	32,830	—	39.98
2019	438	52.1781	22,846	—	32.75
NSE
2023	988	16.7137	16,462	0.36	26.90
2022	943	13.1710	12,391	0.44	(18.45)
2021	913	16.1512	14,739	0.39	23.48
2020	872	13.0803	11,411	0.56	19.56
2019	1,236	10.9402	13,520	0.42	9.40
O01
2023	41,060	52.3875	2,151,038	—	35.38
2022	43,009	38.6980	1,663,801	—	(30.78)
2021	43,289	55.9078	2,420,255	—	22.57
2020	43,002	45.6136	1,961,540	—	36.59
2019	40,831	33.3953	1,363,625	0.06	36.20
O00
2023	9,497	13.7903	130,741	—	13.15
2022	9,477	12.1876	115,333	—	(30.98)
2021	9,426	17.6584	166,443	—	19.10
2020	9,411	14.8267	139,531	—	48.27

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
OGS
2023	58,663	$51.6183	$3,021,844	0.23%	34.73%
2022	61,663	38.3111	2,357,585	—	(31.76)
2021	56,582	56.1456	3,176,903	—	15.49
2020	56,243	48.6154	2,734,357	0.71	27.64
2019	58,701	38.0886	2,235,896	0.90	31.79
OSC
2023	33,597	59.5068	1,998,037	1.19	18.13
2022	32,174	50.3745	1,618,876	0.53	(15.83)
2021	33,552	59.8512	2,008,118	0.38	22.55
2020	34,557	48.8371	1,687,619	0.71	19.93
2019	31,437	40.7220	1,280,152	0.20	26.47
P10
2023	109,642	9.4797	1,037,893	15.85	(7.85)
2022	101,120	10.2877	1,038,942	21.36	8.61
2021	104,903	9.4717	993,606	4.36	33.34
2020	104,135	7.1033	739,705	5.84	1.35
2019	76,360	7.0086	535,181	4.69	11.43
PK8
2023	30,810	21.1551 to 42.3899	650,396	5.70	11.11
2022	29,286	19.0394 to 38.1506	556,319	4.80	(15.71)
2021	27,996	22.5885 to 45.2622	631,576	4.40	(2.56)
2020	38,126	23.1823 to 46.4520	883,034	4.57	6.71
2019	61,147	21.7255 to 43.5329	1,327,684	4.44	14.77
P06
2023	643,328	22.3777	14,389,981	2.97	3.67
2022	685,031	21.5854	14,773,264	6.81	(11.90)
2021	542,285	24.5021	13,286,585	4.97	5.59
2020	523,148	23.2058	12,139,570	1.46	11.71
2019	560,180	20.7728	11,636,033	1.65	8.44
P07
2023	1,570,795	22.2825	34,949,315	3.57	5.93
2022	1,508,392	21.0347	31,674,146	2.59	(14.30)
2021	1,559,476	24.5445	38,250,596	1.82	(1.27)
2020	1,353,383	24.8593	33,617,840	2.12	8.65
2019	1,283,812	22.8806	29,350,167	3.01	8.36
SCP
2023	43,463	32.5899	1,413,994	0.88	25.93
2022	44,907	25.8803	1,160,580	0.42	(9.20)
2021	49,517	28.5010	1,411,345	1.48	28.82
2020	46,015	22.1252	1,018,140	1.02	(7.15)
2019	51,573	23.8293	1,228,996	0.70	18.67
R02[8]
2019	886	33.3602	29,549	1.12	45.04
R03
2023	—	71.9076	—	—	53.22
2022	486	46.9311	22,799	—	(34.14)
2021	492	71.2609	35,078	—	25.54
2020	498	56.7623	28,246	0.29	44.96
2019	504	39.1575	19,745	—	36.86

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
307
2023	324,736	$53.4032 to $72.9530	$19,580,043	—%	49.29%
2022	385,765	35.7717 to 48.8670	15,321,767	—	(38.50)
2021	394,352	58.1673 to 79.4611	25,702,042	—	17.62
2020	429,814	49.4531 to 67.5568	23,565,313	—	34.28
2019	484,443	36.8286 to 50.3108	19,619,911	—	29.89
REI
2023	51,761	55.7130	2,881,183	2.09	9.54
2022	53,695	50.8606	2,726,734	1.88	(3.34)
2021	54,742	52.6191	2,881,237	1.57	25.55
2020	61,545	41.9112	2,580,036	2.34	1.18
2019	64,372	41.4210	2,666,968	2.32	26.40
RNA
2023	641	83.4063	53,221	0.25	28.96
2022	658	64.6744	42,370	—	(21.51)
2021	678	82.3982	55,827	—	20.80
2020	633	68.2126	43,185	—	44.37
2019	639	47.2475	30,159	0.42	34.93
W42
2023	885	35.9728	$31,738	—	21.74
2022	925	29.5501	27,136	—	(33.46)
2021	3,183	44.4113	141,369	0.79	8.90
2020	2,765	40.7819	112,774	—	24.23
2019	2,089	32.8282	68,563	0.26	31.10

[1]

These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.

[2]

Ratio represents the total return for the year indicated and reflects the changes in value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return calculated for the year indicated or from the effective date through the end of the reporting period.

[3]	These unit values are not a direct calculation of net assets over the number of units allocated to the Sub-Account.
[4]

Due to the timing difference of the launch date of certain VUL products, some Sub-Accounts may have multiple unit values even though these products have no expense charges that result in a direct reduction to unit values.

[5]	BNY Mellon Variable Investment Fund: Quality Bond Portfolio, Initial Shares Sub-Account (DQB) merged into Sub-Account MD8 on April 30, 2020.
[6]	Invesco V.I. Mid Cap Growth Fund Series I Sub-Account (I84) merged into Sub-Account O00 on April 30, 2020.
[7]	Sub-Account C58 is active but has had zero balance since 2020.
[8]	Sub-Account R02 is active but has had zero balance since 2020.

Delaware Life Insurance Company

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

Report of Independent Auditors

Statutory Financial Statements as of

December 31, 2023 and 2022 and for the Years Ended

December 31, 2023, 2022 and 2021

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

Independent Auditors’ Report

The Board of Directors

Delaware Life Insurance Company:

Opinions

We have audited the financial statements of Delaware Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2023, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023 in accordance with accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

/s/ KPMG LLP

Hartford, Connecticut

April 22, 2024

[This page intentionally left blank.]

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL AND SURPLUS

AS OF DECEMBER 31, 2023 AND 2022 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

Admitted Assets	2023	2022
General Account assets:
Bonds	$18,134,460	$14,325,528
Preferred stocks	802,140	1,121,391
Common stocks	162,439	303,211
Mortgage loans	1,721,502	1,387,817
Contract loans	351,919	353,608
Derivatives	575,141	609,047
Other invested assets	1,493,229	1,234,843
Mortgage escrow funds	16,129	9,140
Receivables for securities	127,334	286,580
Cash, cash equivalents and short-term investments	3,859,773	3,141,676

Total cash and invested assets	27,244,066	22,772,841
Accrued investment income	480,307	344,590
Amounts recoverable from reinsurers	16,753	11,343
Other amounts receivable under reinsurance contracts	9,021	2,426
Reinsurance deposit asset	76,063	174,387
Net deferred tax asset	176,589	39,949
Receivables from parent, subsidiaries and affiliates	185,277	124,534
Admitted disallowed interest maintenance reserve	140,735	—
Other assets	34,245	29,503

Total General Account assets	28,363,056	23,499,573
Separate Account assets	17,727,809	17,680,811

Total admitted assets	$46,090,865	$41,180,384

(continued)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL AND SURPLUS

AS OF DECEMBER 31, 2023 AND 2022 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

Liabilities and Capital and Surplus	2023	2022
General Account liabilities:
Aggregate reserve for life and annuity contracts	$21,040,253	$17,305,820
Liability for deposit-type contracts	1,979,497	1,562,961
Contract claims	32,738	37,646
Other amounts payable on reinsurance	147,653	15,233
Interest maintenance reserve	—	16,243
Asset valuation reserve	282,462	147,618
Funds held under reinsurance treaties with unauthorized and certified reinsurers	260,713	256,195
Funds held under coinsurance	106,269	191,505
Commissions to agents due or accrued	38,164	13,135
General expenses due or accrued	29,468	34,017
Transfers from Separate Accounts due or (accrued), net	(195,531)	(113,545)
Payable for securities	1,122,769	1,152,825
Payable to parent, subsidiaries, and affiliates	59,679	27,149
Derivatives	435,850	458,298
Current federal and foreign income taxes	81,263	23,631
Remittances and items not allocated	232,460	66,421
Derivative collateral payable	64,282	—
Other liabilities	82,818	59,777

Total General Account liabilities	25,800,807	21,254,929
Separate Account liabilities	17,727,809	17,680,809

Total liabilities	43,528,616	38,935,738
Capital and surplus:
Common capital stock, $1,000 par value – 10,000 shares authorized; 6,437 shares issued and outstanding	6,437	6,437
Surplus notes	390,213	390,213
Gross paid in and contributed surplus	1,590,920	1,475,920
Unassigned funds	433,944	372,076
Special surplus funds	140,735	—

Total surplus	2,555,812	2,238,209

Total capital and surplus	2,562,249	2,244,646

Total liabilities, capital and surplus	$46,090,865	$41,180,384

See accompanying notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 (IN THOUSANDS)

	2023	2022	2021
Premiums and other revenues:
Premiums and annuity considerations	$5,446,325	$2,436,071	$2,292,669
Considerations for supplementary contracts with life contingencies	33,719	26,204	29,963
Net investment income	1,243,794	1,117,986	891,589
Commissions and expense allowances on reinsurance ceded	103,237	104,874	108,257
Reserve adjustments on reinsurance ceded	(964,497)	(897,173)	(1,306,501)
Income from fees associated with investment management, administration and contract guarantees from Separate Accounts	312,625	336,073	377,490
Investment (expense) on reinsurance deposit asset	(261,142)	(154,844)	(416,413)
Reinsurance experience refund	54,437	105,218	116,031
Assets transferred on coinsurance	(118,857)	—	—
Other income	62,955	51,986	60,852

Total premiums and other revenues	5,912,596	3,126,395	2,153,937
Benefits paid or provided:
Death benefits	131,919	154,335	176,117
Annuity benefits	381,780	345,465	324,008
Health benefits	51	1,639	1,086
Surrender benefits and withdrawals for life contracts	2,039,161	1,295,060	1,423,589
Interest and adjustments on contract or deposit-type contract funds	53,499	60,691	23,609
Payments on supplementary contracts with life contingencies	43,820	45,362	46,079
Increase in aggregate reserves for life and accident and health contracts	3,734,433	1,245,954	862,341

Total benefits paid or provided	6,384,663	3,148,506	2,856,829
Commissions on premiums, annuity considerations and deposit-type contract funds	115,453	188,091	286,433
Commissions and expense allowances on reinsurance assumed	116	118	117
General insurance expenses	296,678	278,295	239,504
Insurance taxes, licenses and fees, excluding federal income taxes	6,903	6,119	5,995
Net transfers from Separate Accounts net of reinsurance	(983,184)	(833,857)	(1,231,685)
Investment (income) expense on funds held	(180,512)	47,393	(241,024)
Expense (income) under hedging program with affiliate	(49,423)	—	—
Other expenses (income)	382	63	(14)

Total benefits and expenses	5,591,076	2,834,728	1,916,155
Gain from operations before federal income tax expense and net realized capital gains (losses)	321,520	291,667	237,782
Federal income tax expense (benefit), excluding tax on capital gains (losses)	183,751	46,564	(3,242)

Gain from operations before net realized capital gains (losses)	137,769	245,103	241,024
Net realized capital gains (losses) less capital gains tax and transfers to the interest maintenance reserve	7,207	14,186	(25,644)

Net income	$144,976	$259,289	$215,380

See accompanying notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 (IN THOUSANDS)

	Capital stock	Surplus notes	Gross paid- in and contributed surplus	Unassigned funds	Special surplus funds	Total
Balances at December 31, 2020	$6,437	$557,500	$777,939	$256,670	$—	$1,598,546
Net income	—	—	—	215,380	—	215,380
Change in net unrealized investment gains (losses), net of taxes	—	—	—	(252,870)	—	(252,870)
Change in net unrealized foreign exchange capital gain (loss)	—	—	—	(4,216)	—	(4,216)
Change in net deferred income tax	—	—	—	(9,504)	—	(9,504)
Change in nonadmitted assets	—	—	—	33,569	—	33,569
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	649	—	649
Change in asset valuation reserve	—	—	—	56,244	—	56,244
Change in surplus notes	—	(167,287)	—	—	—	(167,287)
Paid in capital	—	—	647,981	—	—	647,981
Dividends paid to stockholders	—	—	—	(200,000)	—	(200,000)
Prior period adjustment net of tax	—	—	—	(7,023)	—	(7,023)
Investment income on funds held - unrealized	—	—	—	165,444	—	165,444
Other capital changes	—	—	—	(571)	—	(571)

Balances at December 31, 2021	$6,437	$390,213	$1,425,920	$253,772	$—	$2,076,342
Net income	—	—	—	259,289	—	259,289
Change in net unrealized investment gains (losses), net of taxes	—	—	—	(345,740)	—	(345,740)
Change in net unrealized foreign exchange capital gain (loss)	—	—	—	(10,232)	—	(10,232)
Change in net deferred income tax	—	—	—	26,762	—	26,762
Change in nonadmitted assets	—	—	—	2,654	—	2,654
Change in asset valuation reserve	—	—	—	66,457	—	66,457
Paid in capital	—	—	50,000	—	—	50,000
Dividends paid to stockholders	—	—	—	(100,000)	—	(100,000)
Prior period adjustment net of tax	—	—	—	33,174	—	33,174
Investment income on funds held - unrealized	—	—	—	185,983	—	185,983
Other capital changes	—	—	—	(43)	—	(43)

Balances at December 31, 2022	$6,437	$390,213	$1,475,920	$372,076	$—	$2,244,646
Net income	—	—	—	144,976	—	144,976
Change in net unrealized investment gains (losses), net of taxes	—	—	—	42,836	—	42,836
Change in net unrealized foreign exchange capital gain (loss)	—	—	—	4,621	—	4,621
Change in net deferred income tax	—	—	—	141,057	—	141,057
Change in nonadmitted assets	—	—	—	(13,668)	—	(13,668)
Change in asset valuation reserve	—	—	—	(134,844)	—	(134,844)
Paid in capital	—	—	115,000	—	—	115,000
Prior period adjustment net of tax	—	—	—	3,780	—	3,780
Investment income on funds held - unrealized	—	—	—	7,939	—	7,939
Admitted disallowed interest maintenance reserve	—	—	—	(140,735)	140,735	—
Other capital changes	—	—	—	5,906	—	5,906

Balances at December 31, 2023	$6,437	$390,213	$1,590,920	$433,944	$140,735	$2,562,249

See accompanying notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 (IN THOUSANDS)

	2023	2022	2021
Cash flow from operating activities:
Premiums and annuity considerations collected net of reinsurance	$5,753,440	$2,824,909	$2,660,490
Net investment income received	1,258,847	1,086,575	1,084,347
Miscellaneous income	377,825	389,289	439,383

Total receipts	7,390,112	4,300,773	4,184,220
Benefits and loss related payments	(3,729,563)	(2,960,471)	(3,409,491)
Net transfers from Separate Accounts	901,198	829,715	1,207,730
Commissions, expenses paid and aggregate write-ins for deductions	(361,428)	(502,314)	(533,179)
Federal and foreign income taxes recovered (paid)	(108,685)	(11,000)	27,515

Total payments	(3,298,478)	(2,644,070)	(2,707,425)

Net cash provided by operating activities	4,091,634	1,656,703	1,476,795

Cash flow from investing activities:
Proceeds from investments sold, matured, repaid or received:
Bonds	877,630	2,998,524	4,986,107
Stocks	875,522	381,570	599,109
Mortgage loans	175,963	332,138	196,789
Other Invested Assets	139,135	351,593	40,559
Net gains or (losses) on cash, cash equivalents and short-term investments	—	—	(11)
Miscellaneous proceeds	129,189	235,472	440,989

Total investment proceeds	2,197,439	4,299,297	6,263,542
Cost of investments acquired:
Bonds	(4,861,590)	(4,182,569)	(5,496,463)
Stocks	(354,704)	(89,351)	(850,942)
Mortgage loans	(500,124)	(757,256)	(696,196)
Other Invested Assets	(345,015)	(74,038)	(328,732)
Miscellaneous applications	(190,874)	(80,612)	(184,607)

Total cost of investments acquired	(6,252,307)	(5,183,826)	(7,556,940)
Net decrease in contract loans and premium notes	1,731	19,540	18,996

Net cash used in investing activities	(4,053,137)	(864,989)	(1,274,402)

Cash flow from financing and miscellaneous activities:
Bilateral loan agreement with affiliate	175,000	(215,217)	93,000
Net deposits on deposit-type contracts and other liabilities	416,536	199,557	421,507
Capital and paid in surplus	115,000	50,000	479,249
Dividends paid to stockholders	—	(100,000)	(200,000)
Other cash provided (applied)	(26,936)	16,424	1,746

Net cash provided by (used in) financing and miscellaneous activities	679,600	(49,236)	795,502

Net change in cash, cash equivalents and short-term investments	718,097	742,478	997,895
Cash, cash equivalents, and short-term investments:
Beginning of year	3,141,676	2,399,198	1,401,303

End of year	$3,859,773	$3,141,676	$2,399,198

(continued)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021 (IN THOUSANDS)

Supplemental disclosures of noncash transactions:

	2023	2022	2021
Exchanges and transfers of invested assets	$707,035	$218,534	$729,264
Modified coinsurance reserve adjustment - net (including premium, miscellaneous income, and benefits)	964,497	897,173	1,306,501
Capitalized interest	29,255	36,536	—
Surplus note exchanges	84,801	—	—
Payable to subsidiary for SSAP 72 capital contribution	—	—	35,000
Transfer Lackawanna Casualty to Clear Spring PC Holdings	—	—	169,037
Surplus note and related interest forgiveness/capital contribution	—	—	168,732
Subsidiary return of capital - invested assets and related accrued interest transferred	—	—	7,167

See accompanying notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

1.	Organization

Delaware Life Insurance Company (the “Company”), is a stock life insurance company incorporated under the laws of Delaware. The Company is a direct, wholly-owned subsidiary of DLIC Sub-Holdings, LLC (“DLSH”), a Delaware limited liability company, and an indirect subsidiary of Group 1001 Insurance Holdings, LLC. DLSH was formed in the first quarter of 2022 as a new holding company subsidiary of the Company’s former parent, DLIC Holdings, LLC (“DLH”) (formerly known as Group One Thousand One, LLC).

The Company is licensed to transact business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. The business of the Company includes the issuance, administration, and servicing of a variety of wealth accumulation products, protection products, and institutional investment contracts. These products include individual and group fixed and variable annuities, individual and group variable life insurance, individual universal life insurance, funding agreements, and group life and disability insurance.

In the normal course of business, the Company reinsures portions of its individual life insurance, annuity, and group insurance exposure with both affiliated and unaffiliated companies using indemnity reinsurance agreements.

2.	Summary of Significant Accounting Policies

Basis of Presentation - Accounting Practices

The accompanying financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the Delaware Department of Insurance (the “Department”). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under Delaware’s insurance laws. The National Association of Insurance Commissioners’ (“NAIC’s”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted accounting principles by the State of Delaware. The Company has no permitted or prescribed practices that differ from NAIC SAP.

There was no difference in the Company’s net income (loss) or capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Delaware as of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022, and 2021.

Accounting principles and procedures of the NAIC, as prescribed or permitted by the Department, comprise a basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). The effects on the financial statements of the differences between NAIC SAP and GAAP are not reasonably determinable and are presumed to be material. The primary differences between GAAP and NAIC SAP can be summarized as follows:

•

The Asset Valuation Reserve (“AVR”) and Interest Maintenance Reserve (“IMR”) are eliminated with unrealized gains and losses reported directly in equity and realized gains and losses reported in income;

•	Certain assets designated under NAIC SAP as “nonadmitted assets” are included in the GAAP balance sheet rather than excluded from assets in the statutory balance sheet;

•	Certain policy acquisition costs and sales inducements are deferred and amortized over the estimated life of the policies for GAAP rather than charged to operations as incurred;

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

•

Policy and contract reserves for traditional life insurance are based on best estimates of expected mortality, morbidity, persistency and interest for GAAP rather than based on prescribed methodologies;

•

Policy reserves on universal life and certain investment products are reported at account value, including additional liabilities for certain guaranteed benefits such as lifetime income benefit riders valued using actuarial assumptions for GAAP, rather than using prescribed statutory methodologies under NAIC SAP;

•	Certain premiums for life and annuity contracts are recognized as deposits for GAAP rather than recorded as premiums in the period received;

•

Investments in wholly owned insurance subsidiaries, other entities under the control of the Company, and certain variable interest entities are consolidated in the Company’s financial statements under GAAP rather than being carried at the Company’s share of the underlying audited GAAP equity or statutory surplus of a domestic insurance subsidiary;

•

The carrying value of investments in subsidiaries is adjusted for any unamortized goodwill as provided for in Statement of Statutory Accounting Principles (“SSAP”) No. 68, Business Combinations and Goodwill (“SSAP No. 68”). Admissibility of goodwill is subject to certain limitations, and is amortized to unrealized gains and losses. Goodwill includes direct costs of an acquisition that are expensed under GAAP. Amortization of goodwill is elective for private companies under GAAP and is amortized to expense.

•

For equity method investments under GAAP, investee earnings and losses are reported in income and dividends of undistributed earnings reduce the carrying value of the investment. Under NAIC SAP, investee earnings and losses are reported as a change in unrealized gain/loss in capital and surplus, while dividends of accumulated undistributed earnings are reported in investment income;

•

Bonds designated as available for sale and trading securities are reported at fair value for GAAP with unrealized gains and losses reported in equity and income, respectively, rather than at amortized cost (or lower of cost or market for bonds with NAIC designations of 6);

•

An allowance for credit losses is established for available for sale securities under the current expected loss model under GAAP rather than being evaluated for other-than-temporary-impairment (“OTTI”) with impairments recorded as a direct write-down of the security’s cost basis for NAIC SAP;

•

Equity/fund investments such as mutual funds and exchange traded funds are classified as equity securities and reported at fair value with changes in fair value reported in earnings under GAAP. Under NAIC SAP, certain equity/fund investments identified by the NAIC’s Securities Valuation Office (the “SVO”) qualify for special bond treatment and are reported using the systematic valuation method;

•

All equity securities, excluding equity method investments, are carried at fair value with changes in fair value reported in earnings for GAAP rather than as unrealized gains and losses in capital and surplus for NAIC SAP;

•

Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance for NAIC SAP. Assets and liabilities are reported gross of reinsurance for GAAP and net of reinsurance for NAIC SAP;

•

The statements of cash flow reconcile to changes in cash, cash equivalents, and restricted cash for GAAP. Under NAIC SAP, the Statutory Statements of Cash Flow reconcile to changes in cash, cash equivalents, and short-term investments with original maturities of one year or less. A reconciliation of net income to net cash provided by operating activities is not required;

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

•

Generally, changes in deferred taxes are reported as a component of net income under GAAP. Under NAIC SAP, changes in deferred taxes are direct adjustments to surplus and separately reported in the Statutory Statements of Changes in Capital and Surplus;

•	Money market funds are classified as short-term investments under GAAP and cash equivalents under NAIC SAP;

•

Certain contracts with a market value adjustment (“MVA”) feature are classified within the Company’s General Account under GAAP, but are classified within the Company’s non-insulated Separate Accounts under NAIC SAP.

•

Contracts that contain an embedded derivative, including fixed index annuities, are bifurcated from the host contract and accounted for separately under GAAP. Under NAIC SAP, contracts that contain an embedded derivative are not bifurcated and are accounted for as part of the host contract;

•

Surplus notes designated as available for sale are reported at fair value for GAAP rather than at amortized cost for surplus notes with an NAIC designation of 1 or 2. Surplus notes with an NAIC designation of 3-6 are reported at the lower of amortized cost or fair value; and

•

The majority of derivatives are carried at fair value on both a GAAP and NAIC SAP basis. Unrealized gains and losses on derivatives are recognized in income for GAAP purposes and are recognized in surplus on a statutory basis. The Company designates derivatives as hedges on a limited basis which results in unrealized gains and losses on those derivatives being recognized in income.

Use of Estimates

The preparation of the Company’s statutory-basis financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, allowance for loan losses, aggregate reserves for life policies and annuity contracts, deferred income taxes, provision for income taxes, and OTTI of investments.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in preparing the accompanying statutory-basis financial statements:

Investments

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, debt and equity securities, mortgage loans, and derivatives. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuations. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize potential losses. For securities in an unrealized loss position, management has the positive intent and ability to hold the securities until recovery. All securities are accounted for as of the date the investments are purchased or sold (the trade date).

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Bonds

Investments in bonds, mortgage-backed securities (“MBS”), and asset-backed securities (“ABS”) are stated at amortized cost using the scientific method. Where the NAIC designation of the bond has fallen to 6 and the fair value has fallen below amortized cost, they are stated at fair value. Adjustments to the value of MBS and ABS securities based on changes in cash flows, including those related to changes in prepayment assumptions, are made retrospectively. As part of this process, the NAIC appointed a third-party vendor for each security type to develop a revised NAIC designation methodology. The ratings for residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) are determined by comparing the insurer’s carrying value divided by the remaining par value to price ranges provided by the third-party vendor corresponding to each NAIC designation. Comparisons are initially made to the model based on amortized cost. Where the resulting designation is NAIC 6 per the model, further comparison based on fair value is required, which in some cases, results in a higher final NAIC designation.

The definition of structured securities under SSAP No. 43R, Loan Backed and Structured Securities—Revised (“SSAP No. 43R”) includes certain types of ABS and MBS securities that do not follow the revised rating methodology described above, including, but not limited to, equipment trust certificates, credit tenant loans, 5*/6* securities, interest-only securities, and those with SVO assigned NAIC designations. Interest income on bonds, MBS, and ABS is recognized when earned based upon estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and asset balances adjusted periodically so that expected return on future cash flows matches the expected return over the life of the investment from acquisition. If the collection of all contractual cash flows is not probable, an OTTI may be indicated. The process of analyzing securities for an OTTI adjustment is further described in Note 4.

Preferred Stocks

Preferred stocks are stated in accordance with guidance provided in SSAP No. 32R, Investments in Preferred Stock. Perpetual preferred stocks and mandatory convertible preferred stocks are reported at fair value and cannot exceed effective call price. Redeemable preferred stocks are stated at amortized cost unless they have an NAIC designation of 4, 5, or 6. Redeemable preferred stocks with an NAIC designation of 4, 5, or 6 are stated at the lower of amortized cost or fair value.

Common Stocks

Unaffiliated common stocks are stated at fair value, with changes in unrealized gains or losses credited or charged directly to unassigned surplus, net of tax. Affiliated common stocks are carried based on the underlying audited statutory equity of the investee for insurance subsidiaries and audited GAAP equity for non-insurance subsidiaries. The Company accounts for its investments in subsidiaries in accordance with SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities.

Mortgage Loans

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method, net of provisions for estimated losses. Purchases and sales of mortgage loans are recognized or unrecognized in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus on the loan’s trade date. Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s Statutory Statements of Operations using the effective interest rate method. Mortgage loans, which primarily include commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and the Company regularly assesses the value of the collateral.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan. The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing loans individually. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. While management believes that it uses the best information available to establish loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

Interest income is recognized on mortgage loans when the collection of contractually specified future cash flows is probable, in which case interest income is recorded in accordance with the effective interest rate method. Interest income is not recognized on impaired mortgage loans and these mortgage loans are placed in a non-accrual status when the collection of contractually specified future cash flows is not probable, in which case cash receipts are applied in the following order: first against the carrying value of the loan, then against the provision, and then to income. The accrual of interest resumes when the collection of contractually specified future cash flows becomes probable based on certain facts and circumstances.

Changes in allowances for losses are recorded as changes in unrealized gains and losses to surplus. Once the conditions causing impairment improve and future payments are reasonably assured, the mortgages are no longer classified as impaired and the Company resumes accrual of income. However, if the original terms of the contract have been changed resulting in the Company providing an economic concession to the borrower at below market rates, then the mortgage is reclassified as restructured. If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure. Uncollectible collateral-dependent loans are written off through realized losses for any difference between the carrying value and amount received for the underlying property at the time of disposition or foreclosure.

Receivable/Payable for Securities

The Company has entered into agreements to purchase or sell certain securities as of December 31, 2023, and 2022 that have not yet settled and are recorded as a receivable or payable at the purchase or sale price with gains or losses on sales recorded in the Company’s Statements of Operations.

Other Invested Assets

Other invested assets are primarily comprised of limited partnerships, limited liability companies, collateral loans, surplus notes, non-rated residual equity tranches, residential reverse mortgages, and low income housing tax credits (“LIHTCs”). Investments in limited partnerships and limited liability companies are stated based on the underlying audited GAAP equity of the investee in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies (“SSAP No. 48”). The Company’s share of undistributed earnings and losses of the investee are included in unrealized gains and losses of the Company. Distributions received from the investee are recognized in investment income when declared to the extent that they are not in excess of undistributed accumulated earnings attributable to the investee. Distributions declared in excess of undistributed accumulated earnings attributable to the investee reduce the carrying amount of the investments. Collateral loans are carried at unpaid principal balance. Surplus notes with an NAIC designation of 1 or 2 are carried at amortized cost, while surplus notes with an NAIC designation of 3 to 6 are carried at lower of amortized cost or fair value. Reverse mortgages are valued in accordance with the Statements of Statutory Accounting Principles SSAP No. 39, Reverse Mortgages, which allows the Company to carry these securities at remaining principal balances. Income on reverse mortgages is recognized using the effective yield method based on the contractual interest rate and anticipated repayment of the mortgage. LIHTCs are accounted for in accordance with SSAP No. 93, Low Income Housing Tax Credit Property Investments.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Cash, Cash Equivalents, and Short-Term Investments

Cash, cash equivalents, and short-term investments are liquid assets. The Company’s cash equivalents primarily include commercial paper and money market instruments, which have an original term to maturity of less than three months. The carrying value for cash, cash equivalents, and short-term investments is stated at amortized cost, which approximates fair value, unless the NAIC designation is 6, in which case the asset is carried at the lower of amortized cost or market. Short-term investments, with the exception of money market instruments which are carried at fair value per SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments, include bonds with a term to maturity exceeding three months, but less than one year on the date of acquisition.

Contract Loans

Contract loans are carried at the amount of unpaid principal balance. Contract loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Derivatives

As part of the Company’s overall risk management strategy, the Company uses over-the-counter (“OTC”) and listed options, exchange-traded futures, currency forwards, currency swaps, interest rate swaps, and swaptions. Derivatives are accounted for in accordance with SSAP No. 86, Derivatives.

Interest rate swaps are employed for duration matching purposes, in replication transactions, and to hedge the guaranteed minimum living benefit offered in some of the Company’s variable annuity policies. Interest rate swaps are reported at fair value except those used in replication transactions which are reported at amortized cost. Changes in fair value are recorded as unrealized gains/losses within surplus.

The Company utilizes listed put and call options and exchange-traded futures on the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) and other indices to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death and living benefit features of the Company’s variable annuities. These options are reported at fair value. Changes in fair value for options are recorded in unrealized gains/losses within surplus. The daily cash variation margin settlements for futures are recorded as a component of net investment income.

The Company also purchases OTC and listed call options and exchange-traded futures on the S&P 500 Index and other indices to economically hedge its obligations under certain fixed index annuity (“FIA”) contracts. The interest credited on these products is based on the changes in the indices. These instruments are purchased directly or through the Company’s wholly owned investment subsidiary, DL Investment Holdings 2016-1, LLC (“DLIH 2016-1”). Options purchased and held by the Company are reported at fair value with changes in fair value recorded in unrealized gains/losses within surplus. The daily cash variation margin settlements for futures are recorded as a component of net investment income. Income distributions from DLIH 2016-1 are reported as a component of net investment income.

The Company uses currency swaps and currency forwards to hedge against the risk of fluctuations in foreign currency exchange rates. Currency swaps and currency forwards are reported at fair value. Changes in fair value are recorded as unrealized gains/losses within surplus. Swaptions are utilized by the Company to hedge exposure to interest rate risk. At the trade date of a swaption, a premium is paid to the counterparty and recorded as an asset. At expiration, swaptions either cash settle for value, settle into an interest rate swap, or expire worthless. Swaptions are reported at fair value and changes in fair value are recorded in unrealized gains/losses within surplus.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Repurchase Agreements and Reverse Repurchase Agreements

The Company participates in repurchase agreements where the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities at a stated price on a specified date. The Company accounts for repurchase agreements as short-term borrowings reported as liabilities under payable for securities.

The Company also participates in reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities at a stated price on a specified date. The Company accounts for the amount paid for securities under the reverse repurchase agreements as short-term investments.

Net Investment Income and Accrued Investment Income

Investment income is recorded when earned. Dividends are recorded on the ex-dividend date.

Accrued investment income is comprised of accrued interest on bonds, preferred stock, short-term investments, mortgage loans, contract loans, other invested assets, and dividends declared but not yet received on common stock. Accrued investment income more than 90 days past due is nonadmitted and reported as a direct reduction of surplus in the Statutory Statements of Changes in Capital and Surplus, with the exception of mortgage loans. Accrued investment income on mortgage loans is recorded as investment income when such interest is deemed collectible, except for interest that is 180 days past due.

Investment Capital Gains and Losses

Realized capital gains and losses are determined on the basis of specific identification method. Realized capital losses also include valuation adjustments for impairments of bonds, mortgage loans, common and preferred stocks, and other investments that have experienced a decline in fair value that management considers to be “other-than-temporary.” In determining whether impairments are other-than-temporary, management considers the size of the excess of carrying value over fair value, the likelihood and expected timing of a recovery in value, the credit quality and financial condition of the issuer, management’s intent to sell when a decline is due to interest rates, and management’s intent and ability to hold the investment until maturity or a recovery in the investment’s fair value.

For loan-backed securities, the determination of OTTI is based on an estimate of the non-interest loss, which is recognized in the net realized capital losses in the Statutory Statements of Operations. To the extent the Company determines that a non-structured security, corporate bond, common stock, preferred stock, or mortgage loan is deemed to be OTTI, the difference between the cost of the security and fair value is recorded as a realized loss and the carrying amount of the investment is written down to its estimated fair value through realized capital losses. In accordance with SSAP No. 43R, securities with OTTI are required to be written down to fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted future expected cash flows of the security discounted at the securities original effective interest rate. Realized capital gains and losses as reported in the Statutory Statements of Operations are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest-rate related capital gains or losses.

Unrealized capital gains and losses include changes in the fair value of common stocks, interest rate swaps, currency swaps, currency forwards, certain bonds and preferred stocks, and change in the equity method share of the accumulated earnings of limited liability companies and partnerships and are reported net of any related changes in deferred taxes. Changes in unrealized capital gains and losses are reported in the Statutory Statements of Changes in Capital and Surplus.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Nonadmitted Assets

For statutory accounting purposes, certain assets are designated as nonadmitted assets (e.g., affiliated common stocks of entities that are not audited, electronic data processing equipment, furniture and equipment, and a portion of accrued investment income). The Company had $45,659 and $31,991 in nonadmitted assets as of December 31, 2023 and 2022, respectively.

Policy Reserves and Liabilities for Deposit-Type Contracts

Policy reserves and liabilities consist of deposit-type contracts and life and annuity policy reserves.

Life and Annuity Policy Reserves

The reserves for life insurance policies and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and/or contract provisions. Annuity reserves are calculated in accordance with the Commissioner’s Annuity Reserve Valuation Method and Actuarial Guidelines 33 and 35, as applicable.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. These liabilities include estimates of the expenses that will be incurred in connection with the payment of benefits. The amounts reported are based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such adjustments are determined to be required.

Unpaid losses and claims adjustment expenses for health insurance contracts include an amount determined from individual case estimates and loss reports, if necessary. An amount based on past experience and current payment trends is estimated for losses incurred but not reported. Such liabilities are necessarily based on assumptions and estimates and, while management believes the amount is adequate, the ultimate liability may be in excess of or less than the amount provided. The methods for making such estimates and for establishing the resulting liabilities are continually reviewed and any adjustments are reflected in the period determined.

Deposit-Type Contracts

Liabilities for funding agreements, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies, and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates.

Contract Claims

The liability for policy and contract claims is based upon the estimated ultimate cost of settling the claims, using past experience adjusted for current trends, and any other factors that modify past experience.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Asset Valuation Reserve and Interest Maintenance Reserve

The Company is required to maintain an IMR and AVR. The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in interest rates. Net realized capital gains and losses deferred to the IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold. Beginning in 2023, negative IMR is admitted in accordance with the guidelines established by the NAIC’s Statutory Accounting Principles Working Group (“SAPWG”) in their interpretive guidance within INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”).

As of December 31, 2023, the Company had $140,735 and $11,045 of negative IMR recorded in its General Account and non-insulated Separate Account, respectively. The amount admitted in the General Account was reported as an asset within the Company’s Statutory Statement of Admitted Assets, Liabilities, and Capital and Surplus. The Company’s calculated adjusted capital and surplus for purposes of determining negative IMR allowed to be admitted using information from the Company’s most recently filed statement with the Department was $2,195,524. The General Account admitted negative IMR represents 6.4% of the Company’s General Account adjusted capital and surplus. The Separate Account negative IMR recognized as an asset represents 0.5% of the Company’s General Account adjusted capital and surplus.

Fixed income investments generating IMR losses comply with the Company’s documented investment or liability management policies. The Company has no derivative activity included in IMR. There were no temporary and transitory timing issues or events that caused IMR losses to not be reflective of reinvestment activities. Asset sales generating negative IMR were not compelled by liquidity pressures.

The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the Statutory Statements of Changes in Capital and Surplus.

Income Taxes

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with SSAP No. 101, Income Taxes (“SSAP No. 101”). Under the applicable asset and liability method for recording deferred income taxes, deferred tax assets (“DTAs”), net of any nonadmitted portion, and deferred tax liabilities (“DTLs”) are recognized for the future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. DTAs and DTLs are measured using the enacted tax rates on which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged or credited directly to surplus. Gross DTAs are first reduced by a statutory valuation allowance, if deemed appropriate. The Company then determines the admissibility of the remaining net DTAs, after valuation allowance, subject to admissibility limitations set forth in NAIC SAP.

Reinsurance

Certain of the Company’s individual life insurance, annuity, and group insurance policies are reinsured on a coinsurance and funds held coinsurance basis with both affiliated and unaffiliated companies using indemnity reinsurance agreements. The Company accounts for funds held under coinsurance in accordance with SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance (“SSAP No. 61R”). The amounts withheld by the Company under these arrangements are recorded as liabilities on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Reinsurance premiums, claims and claim adjustment expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk.

Amounts recoverable and payable under reinsurance agreements include amounts recoverable or due related to net settlements with assumed, ceded, and retrocedent activity.

The following accounting applies to coinsurance arrangements with funds withheld:

Ceding Entity

Premiums paid or payable to the reinsurer reduce premium income. Policy benefit payments paid by the reinsurer reduce reported policy benefits. Expense allowances paid by the reinsurer are reported separately in the Statutory Statements of Operations as they are incurred. A net reduction to policy reserves is taken for the portion of the obligation assumed by the reinsurer. Any funds withheld by the ceding entity are recorded as a separate liability.

Assuming Entity

Premiums received or receivable by the reinsurer increase premium income. Policy benefit payments paid by the reinsurer increase the reported policy benefits. Expense allowances paid by the reinsurer are reported separately in the Statutory Statements of Operations when payable. The reinsurer records its share of the statutory policy reserves attributable to the business identified in the reinsurance agreement. Any funds withheld by the ceding entity are recorded as a separate asset by the assuming entity. Non-IMR gains and losses are recorded through net investment income by the assuming entity.

Separate Accounts

The assets and liabilities of the separate accounts shown in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus are reported at fair value or, if there is no readily available market, in accordance with the valuation procedures in the applicable contract. These represent funds that are segregated and maintained for the benefit of separate account contract holders.

Premiums and Annuity Considerations

Annuity considerations are recognized as revenue when received. Premiums for traditional life insurance products are recognized as revenue when due and are recognized over the premium-paying period of the related policies. Considerations for deposit-type contracts, which do not have any life contingencies, are recorded directly to the related liability.

Assets Transferred on Coinsurance

On December 6, 2023, and effective December 31, 2023, the Company entered into a reinsurance agreement with its wholly owned subsidiary, Delaware Life and Annuity Company (“DLAC”), to cede a block of multi-year guaranteed annuity (“MYGA”) contracts on a coinsurance basis. The assets transferred to DLAC under this agreement are recorded as a reduction to income in the Statutory Statements of Operations.

Commissions and Expense Allowances

Expenses incurred in connection with acquiring new insurance business are charged to operations as incurred in accordance with SSAP No. 71, Policy Acquisition Costs and Commissions (“SSAP No. 71”).

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Expense (Income) Under Hedging Program With Affiliate

In accordance with the terms of the Hedging Program Agreement between the Company and DLIH 2016-1, the Company pays a service fee that is settled in conjunction with a liability option impact on a quarterly basis. Settlements related to this agreement are recorded as an increase or decrease to expenses in the Statutory Statements of Operations.

New and Adopted Accounting Pronouncements

Revisions to SSAP No. 71 were adopted with an effective date of December 31, 2021. The revisions modified SSAP No. 71 such that an insurance entity cannot use levelized commission arrangements to delay establishment of a liability regardless of how the arrangement is structured with regards to policy persistency or timing of payment. The Company reviewed its commission programs as a result of the adoption of changes to SSAP No. 71, which apply to contracts in effect as of December 31, 2021. As a result, the Company made one-time, accelerated payments totaling $72,000 in settlement of all material levelized commission arrangements. The settlements are reported in the Statutory Statement of Operations as commissions on premiums, annuity considerations, and deposit-type contract funds (direct business only). As of December 31, 2021, the Company had no material levelized commission arrangements.

Revisions to INT 23-01 were adopted with an effective date of August 13, 2023 to provide limited-time exception guidance to SSAP No. 7, Asset Valuation Reserve and Interest Maintenance Reserve, and the annual statement instruction for the reporting of net negative (disallowed) IMR. The revisions allow for an insurer to admit negative IMR up to 10% of adjusted capital and surplus when its Risk-Based Capital (“RBC”) is greater than 300% after adjustment to remove admitted positive goodwill, electronic data processing equipment and operating system software, DTAs, and admitted IMR. As a result of these revisions, the Company reported $140,735 of admitted negative IMR within the Statutory Statement of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2023. The Company also recognized $11,045 of negative IMR as an asset within the Company’s non-insulated Separate Account.

Correction of Errors

During 2023, the Company discovered an error related to a reinsurance agreement with an affiliate under which the Company cedes risks associated with certain of the Company’s in-force corporate-owned variable universal life insurance and private placement variable universal life insurance policies on a combination coinsurance and coinsurance with funds-held basis. The error resulted in other amounts receivable under reinsurance and miscellaneous income being understated as of the year-ended December 31, 2022. This error has been corrected and recorded, net of tax, in the Statutory Statements of Capital and Surplus in the amount of $3,780.

During 2022, the Company discovered an error related to the calculation of investment income on certain bond investments, which resulted in accrued investment income and net investment income being understated. This error has been adjusted and recorded, net of tax, in the Statutory Statements of Capital and Surplus in the amount of $36,786.

During 2022, the Company discovered an error related to the carrying value of certain other invested assets whereby certain of these assets were not carried at the lower of cost or fair value, resulting in other invested assets and the asset valuation reserve being overstated. This error has been adjusted and recorded, net of tax, in the Statutory Statements of Capital and Surplus in the amount of $(3,612).

During 2021, the Company discovered an error related to the calculation of actuarial reserves. This error has been adjusted and recorded, net of tax, as a decrease to surplus in the Statutory Statements of Capital and Surplus in the amount of $7,023.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

3.	Related Party Transactions

Investments in Affiliates and Related Parties

The Company has significant transactions with and investments in affiliates and other related parties. The purpose of these investments is to generate investment returns in line with the Company’s overall investment strategy. All investments in affiliated entities and related parties are valued in accordance with the accounting policies described in Note 2 unless otherwise noted below.

The table below shows the respective amounts held with affiliates, including investments in subsidiaries, at December 31, 2023 and 2022, with respect to the following financial statement captions:

	Carrying Value December 31,
	2023	2022
Cash Equivalent	$186,000	$59,803
Short-Term Investments	557,833	536,030
Bonds	343,021	343,021
Preferred Stocks	241,130	243,199
Common Stocks	21,549	169,831
Other Invested Assets	513,021	352,141

Total	$1,862,554	$1,704,025

During 2023, Clear Spring Health Insurance Company (“CSHIC”), an affiliate, borrowed $155,000 from the Company in the form of a demand promissory note. $95,000 of the amount borrowed was repaid during the year and, as of December 31, 2023, the Company holds a cash equivalent of $60,000, which reflects the outstanding balance of the demand promissory note. There was no borrowing or repayment activity during 2022.

Short-term investments in affiliates primarily relate to investments in Wright STF III, LLC (“Wright”). During 2023, the Company had $530,500 of acquisitions of short-term investments/cash equivalents in Wright, offset by $532,500 of proceeds from sales/maturities which decreased the prior year balance of affiliated short-term investments of $532,500 to $530,500 as of December 31, 2023. During 2022, the Company had $606,500 of acquisitions of short-term investments/cash equivalents in Wright, offset by $449,000 of proceeds from sales/maturities which increased the prior year balance of affiliated short-term investments of $375,000 to $532,500 as of December 31, 2022. The Company recorded $22,029, $6,400, and $13,800 of investment income and the average yield on these short-term investments was 6.04%, 4.91%, and 5.47% in 2023, 2022, and 2021, respectively.

DL Investment Holdings 2015-1, LLC (“DLIH 2015-1”) is an affiliated investment holding company with both common and preferred units. The Company owns all 255,000 issued and outstanding Series A Preferred Units (the “Preferred Units”) with a par value of $255,000. The Preferred Units are non-voting member units that entitle the Company to a 6% yield that compounds quarterly with distributions that take priority over common unit distributions. As of December 31, 2023 and 2022, the carrying value of the Preferred Units was $241,130 and $243,199, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The Company’s investment in subsidiaries is reflected in the common stock total above and is comprised of the Company’s investment in Delaware Life Reinsurance (U.S.) Corp. (“DLOK”), DL Reinsurance Company (“DLRC”), DLAC, and Clarendon Insurance Agency, Inc (“Clarendon”). The decrease in the carrying value of the Company’s common stock investment in subsidiaries was primarily driven by the sale of Delaware Life Insurance Company of New York (“DLNY”) (formerly a wholly-owned subsidiary of the Company) to Nassau Financial Group, L.P. in July 2023. The cash proceeds of the sale were $184,859 and the Company’s surplus increased by $18,525 as a result of the sale due to a $28,081 realized gain partially offset by the reversal of cumulative unrealized gains of $9,556. Additionally, during 2023, the Company’s investment in DLOK was fully nonadmitted.

The Company’s investments in subsidiaries reflected in common stock as of December 31, 2023 and 2022 were as follows:

	Carrying Value as of December 31,
Entity	2023	2022
Clarendon	$1,454	$1,454
DLOK	—	4,119
DLRC	4,066	3,862
DLAC	16,029	—
DLNY	—	160,396

Total	$21,549	$169,831

The Company owns controlling membership interests in the following limited liability companies, which are carried as other invested assets: Clear Spring PC Holdings, LLC (“CSPCH”); Ellendale Insurance Agency, LLC (“Ellendale”); DLIH 2016-1; and DL Investment Holdings 2016-2, LLC (“DLIH 2016-2”). During 2021, the Company’s share of losses of one such entity, Ellendale, exceeded the investment value before being nonadmitted. Therefore, in accordance with SSAP No. 48, the Company ceased equity method accounting. This had no impact to the surplus of the Company since the value of Ellendale was nonadmitted prior to 2021.

In February 2022, the Company sold its wholly-owned non-insurance holding company, Clear Spring Health Holdings, LLC (“CSHH”), to DLSH. The proceeds of the sale were $195,300 and the Company’s surplus increased by $151,789 as a result of the sale due to the reversal of cumulative unrealized losses of $143,892 and a $7,898 realized gain.

The Company’s investments in subsidiaries reflected in other invested assets as of December 31, 2023 and 2022 were as follows:

	Carrying Value as of December 31,
Entity	2023	2022
DLIH 2016-1	$202,024	$79,012
DLIH 2016-2	33,292	26,138
CSPCH	232,705	246,991

Total	$468,021	$352,141

In addition to the investments in affiliates and related parties included in the tables above, the Company held investments for which a related party was a beneficial owner totaling $217,758 as of December 31, 2023 and 2022.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

During 2023 and 2022, the Company made the following capital contributions to subsidiaries:

Entity	2023	2022
DLIH 2016-2	$100	$5,016
DLIH 2016-1	150,000	—
DLAC	23,000	—

Goodwill

The Company carries goodwill in the investment value of subsidiaries related to direct statutory purchases and indirect purchases of downstream insurance subsidiaries by noninsurance holding company subsidiaries. Admitted goodwill is limited to 10% of adjusted capital and surplus under SSAP No. 68.

On December 30, 2020, the Company purchased 200 units of its 80% owned subsidiary, CSPCH, representing the 20% minority interest previously held by a third party. Clear Spring Property and Casualty Company (“CSP&C”) is an indirect wholly-owned subsidiary of CSPCH. The goodwill related to this purchase is shown in the table below. Additional goodwill from the original purchase of CSP&C by downstream non-insurance holding companies is not shown in the table below but is embedded in the Company’s investment value of CSPCH.

On April 1, 2019, the Company acquired Clear Spring Casualty Insurance Company (“CSCIC”), formerly known as Lackawanna Casualty Company, a worker’s compensation insurance company, and its subsidiaries, Clear Spring American Insurance Company (“CSAIC”), formerly known as Lackawanna American Insurance Company, and Clear Spring National Insurance Company (“CSNIC”), formerly known as Lackawanna National Insurance Company. On December 30, 2021, the Company contributed its direct investment in CSCIC to CSPCH at the statutory value of CSCIC. CSPCH subsequently contributed CSCIC at its statutory value to CSP&C through a wholly-owned intermediary non-insurance holding company. As such, the goodwill reported in the table below for CSCIC is reflected in the Company’s book value of CSPCH as of December 31, 2023, in addition to the goodwill noted above.

The transactions described above were each accounted for as a statutory purchase by the Company and are reported in the table below. Indirect goodwill derived from the purchase of CSP&C by CSPCH is not considered a statutory purchase by the Company and is excluded from the table below. Total goodwill related to CSPCH and CSP&C from all sources reflected in the book value of CSPCH as of December 31, 2023 was $38,284, representing 16.5% of the total book value, and is inclusive of $1,897 of indirect goodwill referenced above. A summary of the Company’s goodwill related to statutory purchases is as follows:

Purchased entity	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book Value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill
CSCIC/CSPCH*	4/1/2019	$171,728	$61,162	$61,162	$32,110	$6,116	$232,705	13.8%
CSPCH	12/30/2020	$12,200	$8,553	$8,553	$4,277	$1,426	$232,705	1.8%

*	Unamortized goodwill from the Company’s statutory purchase of CSCIC is shown in the table above as a percentage of the book value of CSPCH.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Dividends/Distributions

Refer to Note 17 for disclosure of dividends paid by the Company and capital contributions received by the Company.

During 2023, 2022, and 2021, the Company recognized the following dividends and distributions from subsidiaries:

Date	Entity	Amount	Form	Asset Description
December 22, 2023	DLIH 2016-1	$75,000	Return of capital	Cash
May 18, 2022	DLNY	54,026	Dividend	Cash
December 12, 2022	DLNY	200,000	Extraordinary dividend (a)	Cash
August 9, 2021	DLIH 2016-1	30,000	Dividend	Cash
November 9, 2021	DLIH 2016-1	20,000	Dividend	Cash
October 14, 2021	Delaware Life 1099 Reporting Company, LLC	30	Return of capital	Cash
October 26, 2021	DLNY	58,232	Dividend	Cash
December 15, 2021	DLOK	13,000	Return of capital	Invested assets and cash
December 31, 2021	DLIH 2016-1	23,000	Dividend	Accrual (b)

(a)	In accordance with SSAP No. 72, Surplus and Quasi-Reorganizations (“SSAP No. 72”), $900 recognized as dividend income and $199,100 recognized as a return of capital.
(b)	Receivable reflected in Investment Income Due and Accrued as of December 31, 2021.

In addition to the above distributions, on December 29, 2023 and December 30, 2022, the Company accrued $15,604 of preferred dividends from DLIH 2015-1. The 2023 accrued distribution was subsequently received in cash by the Company on January 5, 2024.

Debt and Surplus Note Transactions

During 2023 and 2022, Group 1001 Finance, LLC (“Group 1001 Finance”) purchased $189,699 and $29,801, respectively, of interests in the Company’s surplus notes that were previously issued by the Company to an unrelated party. Refer to Note 17 for additional details.

The Company entered into a $200,000 bilateral loan agreement with its affiliate, Clear Spring Life and Annuity Company (“CSLAC”), dated June 1, 2022. The initial terms of the agreement provided for an interest rate at LIBOR plus 1.15%. During 2023, the interest rate was amended to be stated at the Secured Overnight Financing Rate (“SOFR”) plus 1.21%. The repayment of principal and interest is due on demand. During 2023, CSLAC borrowed $115,000 under the agreement, and repaid the full amount borrowed. The Company had $0 due from CSLAC under the bilateral loan agreement as of December 31, 2023 and 2022.

The Company entered into a $100,000 bilateral loan agreement with DLIH 2016-1 dated March 31, 2021. In 2022, the bilateral loan agreement was increased to $200,000. The initial terms of the agreement provided for an interest rate at LIBOR plus 1.15%. During 2023, the interest rate was amended to be stated at SOFR plus 1.21%. The repayment of principal and interest is due on demand. The Company had $52,000 due to DLIH 2016-1 as of December 31, 2023 and $123,000 due from DLIH 2016-1 as of December 31, 2022 under this agreement.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

In November 2020, R.V.I. Guaranty Co., Ltd. (“RVI”), an affiliate, entered into a $20,000 revolving loan note (the “RVI Note”) with the Company. The initial terms of the note provided for an interest rate at LIBOR plus 150 basis points. During 2023, the interest rate was amended to be stated at SOFR plus 1.21%. There were no amounts outstanding under the RVI Note as of December 31, 2023 and 2022.

Agreements and Other Transactions with Affiliates and Related Parties

The Company has entered into various affiliate and related-party agreements. The following agreements had material transactions during the years ended December 31, 2023, 2022 and 2021:

The Company has an administrative services agreement with Clarendon pursuant to which the Company provides services and facilities in connection with Clarendon’s business of supporting the wholesale distribution of the Company’s variable insurance and annuity products. The Company also has a principal underwriter’s agreement dated April 1, 2002 with Clarendon, pursuant to which Clarendon serves as principal underwriter and distributor for all variable insurance and annuity products issued by the Company. There were equal and offsetting amounts incurred under these two agreements.

A federal tax allocation agreement has been implemented with Group 1001, Inc. as the common parent of an affiliated group of companies as described in Note 16.

The Company has a services and resource sharing agreement between the Company and Group 1001 Resources, LLC (“G1001 Resources”), pursuant to which G1001 Resources provides certain services and resources to the Company, including personnel for finance, legal, compliance, human resources, administrative, information technology and other operational support functions. Gross amounts allocated under this agreement amounted to $81,905, $84,900, and $94,450 for the years ended December 31, 2023, 2022, and 2021, respectively.

Effective January 1, 2019, the Company had an Amended and Restated Master Agency Agreement (the “First Amended Agreement”) between the Company and Delaware Life Marketing, LLC (“DLM”), pursuant to which DLM provides certain distribution and agent management services to the Company. On September 1, 2021, the First Amended Agreement was superseded by the Second Amended and Restated Master Agency Agreement (“Second Amended Agreement”) executed between the Company and DLM. The Company incurred commission expenses under the First Amended Agreement totaling $48,423 for the eight months ended August 31, 2021. On September 1, 2021, the Company began paying heaped commissions to DLM which were expensed as incurred. The commission expenses incurred during the remaining four months of 2021 totaled $71,912, including a one-time, accelerated payment of $41,000 made by the Company in settlement of the First Amended Agreement. At least annually, and in accordance with the Second Amended Agreement, the Company reviews the agreement for compliance with agreed-upon limits. As a result of this analysis, commission expense was reduced by $130,835, $0, and $0, which was refundable to the Company as of December 31, 2023, 2022, and 2021, respectively. This amount was owed by DLM to the Company as of December 31, 2023. Under the Second Amended Agreement, the Company incurred commission expenses, net of refunds, of $57,832 and $109,716 as of December 31, 2023 and 2022, respectively.

Under the Second Amended Agreement with DLM, the Company also began paying marketing fees as an allowance for advertising, marketing, bonuses, and other expenses related to the promotion and sales of certain products of the Company, and these fees totaled $60,000, $60,000, and $20,000 for the years ended December 31, 2023, 2022, and 2021, respectively. Other fees paid for services by the Company to DLM totaled $25,568, $22,854, and $18,155 for the years ended December 31, 2023, 2022, and 2021, respectively.

In September 2021, the Company issued the $41,000 promissory note to DLM related to a one-time accelerated commission payment in settlement of the First Amended Agreement. The interest rate on the promissory note was 8%. The Company repaid DLM the $41,000 plus $900 of interest in December 2021.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The Company has a services agreement with Insurance Management Services, LLC (“IMS”), formerly known as Guggenheim Insurance Services, LLC, whereby IMS provides certain personnel, facilities, systems and equipment in conjunction with the provision of accounting and general services, insurance services, and other advisory services to the Company. Expenses incurred under this agreement amounted to $30,000, $30,000, and $50,000 for the years ended December 31, 2023, 2022, and 2021, respectively.

The Company and DLIH 2016-1 initiated a hedging program arrangement in 2019 whereby DLIH 2016-1 engages in certain hedging activities related to the Company’s FIA contracts. Under this arrangement, the Company routinely transfers new FIA equity options to DLIH 2016-1 at fair value and processes settlements on behalf of DLIH 2016-1. All economic rights and responsibilities of the equity options transferred belong to DLIH 2016-1. DLIH 2016-1 purchases equity futures and manages both the options and futures to more efficiently monitor the hedging risks associated with the Company’s FIA products.

Effective October 1, 2023, the Company entered into a second Hedging Program Agreement with DLIH 2016-1. Under this agreement, the Company pays DLIH 2016-1 a service fee that is settled in conjunction with a liability option impact on a quarterly basis. The net impact of service fees and liability option impact during 2023 was $49,423, and, as of December 31, 2023, the Company was owed this full amount from DLIH 2016-1 under this agreement.

Effective January 1, 2022, the Company entered into a licensing agreement with Group 1001 IP Solutions, LLC (formerly, Group 1001 Innovation Solutions, LLC) to support the administration of information technology assets and vendor relationships of the Company. Expenses incurred under this agreement were $38,302, $14,394, and $0 for the years ended December 31, 2023, 2022, and 2021, respectively.

The Company had $135,781 and $124,534 due from affiliates, $7,679 and $27,149 due to affiliates, and $8,525 and $9,009 included in general expenses due or accrued to other related parties as of December 31, 2023 and 2022, respectively, under the terms of various management and services contracts which provide for cash settlements on a quarterly or more frequent basis.

The Company has an amended and restated investment management agreement with Guggenheim Partners Investment Management, LLC (“GPIM”), whereby GPIM provides investment management services for certain of the Company’s investments. GPIM managed $201,335 and $207,034 of the Company’s investments with related parties as of December 31, 2023 and 2022.

During 2023, the Company purchased securities with a book value of $313,574 and accrued interest of $2,751 from CSLAC at fair market value. The Company paid cash of $315,884 for these purchases. Additionally, during 2023, the Company sold securities with a book value of $95,557 and accrued interest of $504 to CSLAC at fair market value. The Company received cash proceeds of $92,314 and recognized a loss of $3,747 on the sale. The fair value of the assets acquired and sold was determined in accordance with the Company’s and CSLAC’s established asset pricing methodologies.

Reinsurance Agreements

The Company has reinsurance agreements with certain subsidiaries and affiliates. Refer to Note 10 for disclosures related to these agreements.

Guarantees

Pursuant to an agreement effective January 20, 2017, the Company guarantees punctual payment to Merrill Lynch Professional Clearing Corp. (“ML Pro”) and certain affiliates of ML Pro (collectively, the “Guaranteed Parties”) by certain subsidiaries of the Company that may be added to the guaranty (collectively, the “ML Customers”), in connection with accounts the ML Customers have with the Guaranteed Parties. The obligations of the Company under the guaranty agreement are limited to $300,000. There was no liability accrued for this guaranty at December 31, 2023 and 2022.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

In 2018, CSP&C entered into a lease agreement for an office in Boca Raton, Florida that expires in March 2026. The Company is a guarantor of the lease which has future minimum lease commitments of approximately $1,069 as of December 31, 2023.

In 2022, an affiliate, PSA Realty Company, entered into a lease agreement for an office in Ft. Lauderdale, Florida with a termination date of April 30, 2030 and two agreements for office spaces in Waltham, Massachusetts with termination dates of October 31, 2029 and October 31, 2030, respectively, for which the Company is the guarantor. Future minimum lease payments for these three agreements totaled $16,416 as of December 31, 2023.

As a requirement under a Master Receivables Purchase Agreement (the “RPA”) between CSHIC and Société Générale Factoring S.A. (“SGF”) dated October 4, 2021, the Company guarantees the performance and observance of all obligations and covenants by CSHIC. Under the RPA, CSHIC proposes the sale of certain eligible receivables for purchase by SGF at a discounted rate. CSHIC is required to repurchase any ineligible receivables sold to SGF. The guarantee would require payment by the Company if CSHIC was unable to repurchase any ineligible receivables sold. There was no liability accrued for this guaranty at December 31, 2023 and 2022.

The Company is a co-borrower under a short-term money market facility (the “ST Facility”) with Société Générale (“SocGen”). The Company and CSHIC were co-borrowers under the ST Facility until August 23, 2022. At that time, as part of a corporate financing strategy, Group 1001 Finance, an affiliate, was added via an amendment (the “Amended ST Facility”) to the original ST Facility. As part of the strategy, CSHIC was removed as a borrower and no longer has the ability to directly borrow from the Amended ST Facility or incur any liability related to the Amended ST Facility. Group 1001 Finance, as borrower, has authority to borrow up to $350,000 to be used for general corporate purposes. Group 1001 Finance and the Company have a reimbursement agreement in place, whereby Group 1001 Finance will reimburse the Company in the event that the Company makes any payment in support of Group 1001 Finance under the Amended ST Facility. In addition, Group 1001 Finance will pay the Company a support fee calculated based on the average daily balance of Group 1001 Finance borrowings under the Amended ST Facility.

During 2020, a syndicated credit facility arranged by BMO Capital Markets Corp. and consisting of three bank lenders (the “BMO Facility”) was provided to CSHH and its then wholly-owned subsidiary, CSHIC, with a maximum borrowing of $125,000 as of December 31, 2021. Pursuant to the BMO Facility and a related separate fee letter, the Company guarantees all principal and interest obligations of CSHH and CSHIC, and is subject to certain covenants related to RBC and surplus. As of December 31, 2023 and 2022, CSHIC borrowings under the facility were $125,000.

Pursuant to a Letter of Credit Facility Agreement (the “LCFA”) between the Company and its former indirect subsidiary, Clear Spring Health (SC), Inc. (“CSH(SC)”), the Federal Home Loan Bank of Indianapolis (“FHLB”) issued the Company an irrevocable $1,000 LOC effective July 1, 2021 on behalf of an unrelated party in respect of potential obligations of CSH(SC). Under the LCFA, CSH(SC) is unconditionally responsible to reimburse the Company for the full amount of any drawdown from the LOC by the beneficiary. CSH(SC) pays the Company a facility fee as compensation for the arrangement.

Effective February 24, 2022, a support and reimbursement agreement was executed between the Company and CSHH, whereby a market based fee is paid to the Company to compensate it for the guarantees provided by the Company. This agreement remains in effect after the sale of CSHH to DLSH.

The Company has committed to contribute capital to CSP&C as needed to maintain a certain RBC level. No capital contributions have been made by the Company under this agreement.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The Company authorized a wholly-owned subsidiary, DLIH 2016-2, to enter into a Société Générale credit facility (the “SG Facility”) with a maximum borrowing amount of $225,000 as part of its investment program. Pursuant to the SG Facility, the Company is required to pledge collateral to support borrowings. The pledged collateral secures obligations of a non-recourse guarantee by the Company, which is limited to the pledge of collateral assets. The Company may be required to make equity capital contributions to DLIH 2016-2 from time to time. As of December 31, 2023 and 2022, DLIH 2016-2 had borrowed $163,820 and $162,820, respectively, under the SG Facility.

4.	Bonds and Equity Investments

The carrying value and fair value of investments in bonds and equity securities as of December 31, 2023 and 2022 are as follows:

	December 31, 2023
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds:
U.S. Governments	$655,852	$931	$(21,543)	$635,240
All Other Governments	17,200	453	(1,887)	15,766
States, Territories and Possessions (Direct and Guaranteed)	546	—	(52)	494
U.S. Political Subdivisions of States, Territories and Possessions (Direct and Guaranteed)	23,618	27	(5,214)	18,431
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	1,102,480	25,953	(93,049)	1,035,384
Industrial and Miscellaneous (Unaffiliated)	15,836,658	64,204	(992,758)	14,908,104
Hybrid Securities	153,270	—	(11,592)	141,678
Parents, Subsidiaries and Affiliates	343,021	—	(17,499)	325,522
SVO Identified Exchange Traded Funds	1,815	—	(216)	1,599

Total Bonds	$18,134,460	$91,568	$(1,143,810)	$17,082,218

Preferred Stocks	$802,140	$7,322	$(10,220)	$799,242

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Common Stocks (Unaffiliated) (a)	$143,693	$1,131	$(3,934)	$140,890

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

	December 31, 2022
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds:
U.S. Governments	$386,265	$42	$(32,478)	$353,828
All Other Governments	12,373	4	(2,047)	10,331
States, Territories and Possessions (Direct and Guaranteed)	553	—	(55)	499
U.S. Political Subdivisions of States, Territories and Possessions (Direct and Guaranteed)	23,560	—	(5,919)	17,641
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	710,702	16,667	(100,108)	627,261
Industrial and Miscellaneous (Unaffiliated)	12,675,744	22,169	(1,345,960)	11,351,954
Hybrid Securities	171,489	—	(16,524)	154,965
Parents, Subsidiaries and Affiliates	343,021	—	(45,987)	297,033
SVO Identified Exchange Traded Funds	1,821	—	(297)	1,523

Total Bonds	$14,325,528	$38,882	$(1,549,375)	$12,815,035

Preferred Stocks	$1,121,391	$—	$(48,661)	$1,072,730

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Common Stocks (Unaffiliated) (a)	$136,389	$1,644	$(4,653)	$133,380

(a)	Excludes affiliated common stock with an equity method carrying value of $21,549 and $169,831 as of December 31, 2023 and 2022, respectively.

Expected maturities differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. The carrying value and fair value of bonds, including those that are classified as short-term investments, other than ABS and MBS, as of December 31, 2023 by contractual maturity are as follows:

	December 31, 2023
	Carrying Value	Estimated Fair Value
Due in one year or less	$797,522	$791,228
Due after one year through five years	3,570,496	3,469,258
Due after five years through ten years	4,387,156	4,071,134
Due after ten years	3,707,450	3,233,523

SVO identified exchange traded funds	1,815	1,599

Total before mortgage and other asset-backed securities	12,464,439	11,566,742

Mortgage and other asset-backed securities	5,771,205	5,616,620

Total	$18,235,644	$17,183,362

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The table above includes short-term bonds, which are classified as short-term investments, with a carrying value and fair value of $101,184 and $101,144, respectively, at December 31, 2023.

Investment-grade bonds were 95.9% and 95.8% of the Company’s total bonds as of December 31, 2023 and 2022, respectively.

Exposure to any single issuer is less than 10% of net admitted assets.

Other-than-temporary Impairment

The Company recognizes and measures OTTI for loan-backed and structured securities (“LBSS”) in accordance with SSAP No. 43R. In accordance with SSAP No. 43R, if the fair value of a LBSS is less than its amortized cost basis at the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and the present value of its expected future cash flows, discounted at the effective interest rate implicit in the security.

If the Company intends to sell the LBSS, or if it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. The amount of the OTTI recognized is the difference between the amortized cost basis and the fair value of the security. In accordance with SSAP No. 43R, the amount of OTTI that is non-interest related shall be recorded through the AVR, and the amount of the OTTI that is interest related shall be recorded through the IMR.

If the Company does not intend to sell the LBSS, or if it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company performs cash-flow based testing to determine if the present value of its expected future cash flows discounted at the effective interest rate implicit in the security is less than its amortized cost basis.

Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

Losses incurred on the respective portfolios are based on loss models using assumptions about key systematic risks, such as unemployment rates and housing prices, and loan-specific information, such as delinquency rates and loan-to-value ratios.

There was $73 in OTTI recorded in 2023 and no OTTI recorded in 2022 and 2021 on LBSS held as of December 31, 2023, 2022, and 2021, respectively, pursuant to SSAP No. 43R.

If the fair value of a bond, other than those subject to SSAP No. 43R, is less than its amortized cost basis at the Statements of Admitted Assets, Liabilities and Capital and Surplus date, the Company assesses whether the impairment is an OTTI. OTTI has occurred when it is probable that all amounts due according to the contractual terms will not be collected or when a decision to sell the bond at an amount below its carrying value has been made. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and its fair value.

If the Company does not intend to sell the bond, or if it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company employs a portfolio monitoring process to identify securities that are OTTI.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The Company performs quarterly procedures in determining whether a security is other than temporarily impaired. The process involves a screening of all securities with a fair value less than the amortized cost basis. As part of this screening, the Company also incorporates a monitor and watch list maintained by investment managers. Inclusion in this list may be driven by heightened risk of particular sectors driven by macro events or credit events on individual issuers or particular investments, such as a ratings downgrade. Based on the evidence, securities identified may be subject to further review to evaluate issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near-term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector. Upon completion of this screening process, the relevant information is provided to the Company’s Asset Valuation Committee, which is composed of investment and finance professionals, to exercise judgment and conclude on whether there is OTTI.

Should it be determined that a security is other than temporarily impaired, the Company records a loss through an appropriate adjustment in carrying value. A summary of impairments incurred by the Company for the years ended December 31, 2023, 2022, and 2021 is as follows:

	For the years ended December 31
	2023	2022	2021
Bonds (Including those subject to SSAP No. 43R)	$2,217	$6,600	$4,300
Solar tax credit investments	—	—	9,700
Intent to sell other invested assets	—	—	30,000
Residual equity tranches	25,110	—	3,000
Equity interests	8,250	—	7,700

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI. These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater-than-expected liquidity needs. All of these factors could impact management’s evaluation of securities for OTTI.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The following tables analyze the Company’s investment positions with unrealized losses, segmented by type of security and period of continuous unrealized loss, as of December 31, 2023 and 2022:

	2023
	Less than 12 months			12 months or more			Total
	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	13	$146,600	$(738)	22	$360,065	$(20,805)	35	$506,665	$(21,543)
All Other Governments	3	2,977	(8)	8	6,842	(1,879)	11	9,819	(1,887)
U.S. States, Territories and Possessions (Direct and Guaranteed)	—	—	—	2	494	(52)	2	494	(52)
U.S. Political Subdivisions of States, Territories and Possessions	—	—	—	42	17,842	(5,214)	42	17,842	(5,214)
U.S. Special Revenue and Special Assessment Obligations	22	34,734	(523)	406	616,456	(92,526)	428	651,190	(93,049)
Industrial and Miscellaneous (Unaffiliated)	185	1,987,192	(66,965)	1,545	8,036,186	(925,793)	1,730	10,023,378	(992,758)
Hybrid Securities	3	4,241	(15)	56	134,735	(11,577)	59	138,976	(11,592)
Parent, Subsidiaries and Affiliates	1	65,961	(60)	2	259,561	(17,439)	3	325,522	(17,499)
SVO Identified Exchange Traded Funds	—	—	—	3	1,599	(216)	3	1,599	(216)

Total Bonds	227	$2,241,705	$(68,309)	2,086	$9,433,780	$(1,075,501)	2,313	$11,675,485	$(1,143,810)

Preferred Stocks	3	$292,169	$(5,983)	6	$143,314	$(4,237)	9	$435,483	$(10,220)

Common Stocks (Unaffiliated)	2	$5,095	$—	3	$16,150	$(3,934)	5	$21,245	$(3,934)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

	2022
	Less than 12 months			12 months or more			Total
	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	11	$58,650	$(4,993)	13	$294,385	$(27,485)	24	$353,035	$(32,478)
All Other Governments	3	4,619	(1,108)	4	2,725	(939)	7	7,344	(2,047)
U.S. States, Territories and Possessions (Direct and Guaranteed)	2	499	(55)	—	—	—	2	499	(55)
U.S. Political Subdivisions of States, Territories and Possessions (Direct and Guaranteed)	19	8,779	(2,170)	21	8,862	(3,749)	40	17,641	(5,919)
U.S. Special Revenue and Special Assessment Obligations and all Non- Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	196	313,252	(31,261)	170	222,420	(68,847)	366	535,672	(100,108)
Industrial and Miscellaneous (Unaffiliated)	1,187	5,947,384	(656,774)	440	3,352,666	(689,185)	1,627	9,300,050	(1,345,959)
Hybrid Securities	34	133,505	(11,555)	9	18,940	(4,969)	43	152,445	(16,524)
Parent, Subsidiaries and Affiliates	3	297,033	(45,988)	—	—	—	3	297,033	(45,988)
SVO Identified Exchange Traded Funds	2	831	(155)	1	692	(142)	3	1,523	(297)

Total Bonds	1,457	$6,764,552	$(754,059)	658	$3,900,690	$(795,316)	2,115	$10,665,242	$(1,549,375)

Preferred Stocks	7	$789,078	$(46,860)	3	$6,199	$(1,801)	10	$795,277	$(48,661)

Common Stocks (Unaffiliated)	2	$15,401	$(4,644)	1	$30	$(9)	3	$15,431	$(4,653)

The unrealized losses of $1,143,810 on bonds as of December 31, 2023 are primarily attributable to higher interest rates and wider spread levels. As disclosed above, the Company’s bond portfolio was composed of 95.9% of investment-grade bonds as of December 31, 2023, which did not materially change from the 95.8% held at December 31, 2022. Full repayment of principal and interest is expected. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than par, which will equal amortized cost at maturity. Because the Company did not intend to sell these investments or lack the ability to hold them to recovery at December 31, 2023, these investments were not considered other-than-temporarily impaired.

5GI Securities

Securities with NAIC designation of 5GI are deemed to possess the credit characteristics of, and incur the regulatory treatment associated with, securities assigned an NAIC 5 designation. The Company’s overall exposure to 5GI securities was as shown below:

	Number of 5GI Securities		Carry Value		Aggregate Fair Value
Investment	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Bonds - Unaffiliated	12	—	$10,280	$—	$10,216	$—
Preferred Stock - Affiliated	1	1	$241,130	$243,199	$241,130	$243,199

Total	13	1	$251,410	$243,199	$251,346	$243,199

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

5.	Mortgage Loans

The Company invests in commercial and residential first mortgage loans primarily in the United States. Investments are diversified by property type and geographic area in order to manage credit risk. The Company monitors the condition of the mortgage loans in its portfolio.

In those cases where mortgages have been restructured, appropriate allowances for losses are made. In those cases where, in management’s judgment, the mortgage loan’s value is impaired, appropriate losses are recorded.

The following table shows the geographic distribution of the carrying value of the Company’s mortgage loan portfolio as of December 31, 2023 and 2022:

	2023		2022
	Carrying value	Percentage of total	Carrying value	Percentage of total
Geographic region:
East	$460,208	27%	$389,791	28%
Midwest	216,119	12%	117,104	9%
South	838,775	49%	418,297	30%
West	208,860	12%	465,085	33%

	$1,723,962	100%	$1,390,277	100%

The Company originated 23 and 294 mortgage loans in 2023 and 2022, respectively, and made additional investments after acquisition each year with a total cost of new loans of $381,778 and $757,778, respectively. Minimum and maximum rates of the new loans ranged from 4.76% to 12.00% and 3.27% to 9.52% in 2023 and 2022, respectively. During the years ended December 31, 2023 and 2022, the Company did not reduce interest rates on any outstanding mortgage loans. Mortgage loans are collateralized by the related properties. At the time the original loan was made during 2023, the loan to value ratio (“LTV”) was no more than 75.4% for commercial mortgages, and there were no new residential loans made during 2023. At the time the original loan was made during 2022, the LTV was no more than 100.1% of the property’s value for residential mortgages and 80.6% for commercial mortgages.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan. The Company did not have a specific allowance for loan loss at December 31, 2023 and 2022. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. The general allowance for loan loss was $2,460 at December 31, 2023 and 2022. While management believes that it uses the best information available to establish allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them. At December 31, 2023 and 2022, the Company individually and collectively evaluated loans with a net carrying value of $1,721,502 and $1,387,817, respectively.

As of December 31, 2023 and 2022, the Company held no restructured loans. Should the Company hold any troubled debt, the Company may modify the terms of a loan by adjusting the interest rate, extending the maturity date, or both.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Delinquency status is determined based upon the occurrence of a missed contract payment. There were 5 loans totaling $2,764 past due greater than 90 days at December 31, 2023 and there were 11 loans totaling $1,105 past due greater than 90 days at December 31, 2022.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. Otherwise, receipts on non-performing loans are not recognized as interest income until the loan is no longer impaired, is sold, or is otherwise made whole. Any cash collected during the period where the loan is impaired is applied to lower its carrying value. Other information is as follows:

	Residential		Commercial
	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2023
Recorded Investment
Current	$—	$166,920	$—	$1,455,803	$44,625	$1,667,348
30 - 59 Days Past Due	—	1,360	—	16,805	—	18,165
60 - 89 Days Past Due	—	314	—	35,371	—	35,685
90 - 179 Days Past Due	—	2,505	—	—	—	2,505
180 + Days Past Due	—	259	—	—	—	259
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$2,505	$—	$—	$—	$2,505
Interest Accrued	—	57	—	—	—	57
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$259	$—	$—	$—	$259
Interest Accrued	—	26	—	—	—	26
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement	$—	$—	$—	$101,295	$—	$101,295

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

	Residential		Commercial
	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2022
Recorded Investment
Current	$—	$75,678	$—	$1,022,491	$26,871	$1,125,040
30 - 59 Days Past Due	—	100,206	—	140,271	—	240,477
60 - 89 Days Past Due	—	2,775	—	20,880	—	23,655
90 - 179 Days Past Due	—	866	—	—	—	866
180 + Days Past Due	—	239	—	—	—	239
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$866	$—	$—	$—	$—
Interest Accrued	—	22	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$239	$—	$—	$—	$—
Interest Accrued	—	13	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement	$—	$—	$—	$—	$—	$—

The Company had no investments in impaired loans during 2023 or 2022.

Information regarding the Company’s allowance for credit losses is as follows at December 31, 2023 and 2022:

	2023	2022
Balance at Beginning of Period	$2,460	$2,460
Additions Charged to Operations	—	—
Recoveries of Amounts Previously Charged Off	—	—

Balance at End of Period	$2,460	$2,460

The Company did not have any mortgage loans derecognized as a result of foreclosure during 2023 or 2022.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The credit quality of the Company’s mortgage loans is assessed by the debt service coverage ratio (“DSC”) and LTV. LTV is calculated using the most recently available appraisal value divided by the carrying value. LTV is calculated at the time of origination and updated annually. The DSC is calculated as the net operating income divided by the total debt service, and is updated annually. The following tables show the recorded gross investment of the Company’s mortgage loans aggregated by LTV and DSC as of December 31, 2023 and 2022:

	2023
	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$119,755	$486,046	$292,174	$897,975
60%-69.99%	140,200	159,776	51,225	351,201
70%-79.99%	77,448	97,900	98,691	274,039
80% or greater	6,360	—	23,029	29,389

Total (*)	$343,763	$743,722	$465,119	$1,552,604

	2022
	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$90,431	$421,565	$192,420	$704,416
60%-69.99%	142,717	117,030	33,847	293,594
70%-79.99%	69,950	55,526	66,025	191,501
80% or greater	—	—	21,002	21,002

Total (*)	$303,098	$594,121	$313,294	$1,210,513

(*)	excludes residential mortgages of $171,358 and $179,764 as of December 31, 2023 and 2022, respectively.

6.	Repurchase Agreements and Reverse Repurchase Agreements Transactions Accounted for as Secured Borrowing

Repurchase Agreements Transactions Accounted for as Secured Borrowing

The Company opportunistically uses repurchase transactions in conjunction with its liquidity management program to temporarily provide short-term liquidity from time-to-time as needed and determined by the Company. Using repurchase transactions to meet short-term liquidity needs positions the Company to be prepared to execute on opportunistic investments as they arise. The collateral posted by the Company is subject to fair value change and a decline in fair value could require the Company to post additional collateral to the counterparty. This risk is mitigated by the Company’s internal policy of limiting repurchase transactions to 5.0% of its available collateral. Potential liquidity risks arising from a duration mismatch between the collateral and repurchase transaction are mitigated by the Company’s other sources of liquidity, such as monthly principal and interest payments, premium sales by the Company, and other lines of credit established by the Company. The Company typically receives cash for its repurchase transactions; however, the Company has received United States Treasuries on occasion. In the case of United State Treasuries, the Company monitors the price of the Treasury collateral to ensure the Company is adequately collateralized.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

An overview of the Company’s repurchase agreements as of December 31, 2023 is as follows:

Type of Repurchase Trades Used:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Bilateral (YES/NO)	Yes	Yes	Yes	Yes
Tri-Party (YES/NO)	No	No	No	No

Original (Flow) & Residual Maturity:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
Open - No Maturity	$—	$—	$561	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	100,561	202,222	—	—
> 1 Month to 3 Months	150,232	265,837	424,040	440,595
> 3 Months to 1 Year	277,379	209,950	348,935	375,442
> 1 Year	—	—	—	—
Ending Balance
Open - No Maturity	$—	$—	$561	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	100,561	202,222	—	—
> 1 Month to 3 Months	150,232	265,837	424,040	440,595
> 3 Months to 1 Year	277,379	209,950	348,935	375,442
> 1 Year	—	—	—	—

Securities “Sold” Under Repurchase - Secured Borrowing:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
BACV	XXX	XXX	XXX	$816,037
Nonadmitted - Subset of BACV	XXX	XXX	XXX	—
Fair Value	$590,797	$754,596	$899,498	$944,653
Ending Balance
BACV	XXX	XXX	XXX	$816,037
Nonadmitted - Subset of BACV	XXX	XXX	XXX	—
Fair Value	$590,797	$754,596	$899,498	$944,653

BACV = Book-Adjusted Carrying Value

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Securities Sold Under Repurchase - Secured Borrowing by NAIC Designation:

	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	Nonadmitted
Bonds - BACV	$—	$464,785	$351,252	$—	$—	$—	$—	$—
Bonds - FV	—	522,807	421,846	—	—	—	—	—
LB & SS - BACV	—	—	—	—	—	—	—	—
LB & SS - FV	—	—	—	—	—	—	—	—
Preferred Stock - BACV	—	—	—	—	—	—	—	—
Preferred Stock - FV	—	—	—	—	—	—	—	—
Common Stock	—	—	—	—	—	—	—	—
Total Assets - BACV	$—	$464,785	$351,252	$—	$—	$—	$—	$—
Total Assets - FV	$—	$522,807	$421,846	$—	$—	$—	$—	$—
FV = Fair Value

Collateral Received - Secured Borrowing:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
Cash	$—	$—	$—	$—
Securities (FV)	617,797	799,596	1,024,498	1,109,653
Nonadmitted	—	—	—	—
Ending Balance
Cash	$—	$—	$—	$—
Securities (FV)	617,797	799,596	1,024,498	1,109,653
Nonadmitted	—	—	—	—

Cash & Non-Cash Collateral Received - Secured Borrowing by NAIC Designation:

	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	Nonadmitted
Cash	$—	$165,000	$—	$—	$—	$—	$—	$—
Bonds - FV	—	522,807	421,846	—	—	—	—	—
LB & SS - FV	—	—	—	—	—	—	—	—
Preferred Stock - FV	—	—	—	—	—	—	—	—
Common Stock	—	—	—	—	—	—	—	—
Mortgage Loans - FV	—	—	—	—	—	—	—	—
Real Estate - FV	—	—	—	—	—	—	—	—
Derivatives - FV	—	—	—	—	—	—	—	—
Other Invested Assets - FV	—	—	—	—	—	—	—	—

Total Collateral Assets - FV	$—	$687,807	$421,846	$—	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Allocation of Aggregate Collateral by Remaining Contractual Maturity:

Fair Value
Overnight and Continuous	$—
30 Days or Less	968,436
31 to 90 Days	141,217
> 90 Days	—

Reverse Repurchase Agreements Transactions Accounted for as Secured Borrowing

The Company engages in a reverse repurchase agreement program. This program is intended to provide opportunistic, short-term financing to counterparties. Each repurchase agreement entered into is governed by the terms of the Master Repurchase Agreement (“MRA”) as agreed to between the parties. Under the terms of the MRA, the Company purchases investments from the counterparty and the counterparty agrees to repurchase the same, or similar investments, back from the Company on a specified date at a specified price. On the maturity date, the Company may elect to enter into a new repurchase agreement with that same counterparty. The Company’s decision to do so will be dependent on its liquidity needs and assessment of the counterparty, as well as the collateral’s performance.

As a risk mitigant, the Company requires its counterparties to post collateral in excess of the loan amount, otherwise known as over collateralization. The amount of over collateralization is up to the Company’s discretion, but will not be less than 102%. On average, the Company has required over collateralization of 120%. The short duration of the repurchase agreements and the over collateralization required by the Company mitigate potential financial risks associated with these transactions.

An overview of the Company’s reverse repurchase agreements as of December 31, 2023 is as follows:

Type of Repurchase Trades Used:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Bilateral (Yes/No)	Yes	Yes	Yes	Yes
Tri-Party (Yes/No)	No	No	No	No

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Original (Flow) & Residual Maturity:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
Open - No Maturity	$—	$—	$—	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	55,653	148,330	—	—
> 1 Month to 3 Months	387,775	314,200	275,000	125,000
> 3 Months to 1 Year	837,530	629,178	1,032,707	1,122,707
> 1 Year	—	—	—	—
Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	55,653	148,330	—	—
> 1 Month to 3 Months	387,775	314,220	275,000	125,000
> 3 Months to 1 Year	837,530	629,178	1,032,707	1,122,707
> 1 Year	—	—	—	—

Fair Value of Securities Acquired Under Repurchase - Secured Borrowing:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount	$1,648,572	$1,400,264	$1,323,589	$1,264,324
Ending Balance	1,648,572	1,400,264	1,323,589	1,264,324

Securities Acquired Under Repurchase - Secured Borrowing by NAIC Designation:

	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	Nonadmitted
Bonds - FV	$1,264,324	$—	$—	$—	$—	$—	$—	$—
LB & SS - FV	—	—	—	—	—	—	—	—
Preferred Stock - FV	—	—	—	—	—	—	—	—
Common Stock	—	—	—	—	—	—	—	—
Mortgage Loans - FV	—	—	—	—	—	—	—	—
Real Estate - FV	—	—	—	—	—	—	—	—
Derivatives - FV	—	—	—	—	—	—	—	—
Other Invested Assets - FV	—	—	—	—	—	—	—	—

Total Assets	$1,264,324	$—	$—	$—	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Collateral Pledged - Secured Borrowing:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
Cash	$—	$—	$10,206	$2,957
Securities (FV)	1,648,572	1,400,264	1,323,589	1,264,324
Nonadmitted	—	—	—	—
Ending Balance
Cash	$—	$—	$10,206	$2,957
Securities (FV)	1,648,572	1,400,264	1,323,589	1,264,324
Nonadmitted	—	—	—	—

The Company had no repurchase agreement transactions or reverse repurchase agreement transactions accounted for as a sale.

7.	Investment Gains and Losses

Realized capital gains and losses on bonds, preferred stock, mortgages, and interest rate swaps, which relate to changes in the general level of interest rates, are charged or credited to the IMR, net of tax, and amortized into operations over the remaining contractual life of the security sold. Realized gains and losses from all other investments are reported, net of tax, in the Statutory Statements of Operations but are not included in the computation of net gain from operations.

Changes in unrealized gains and losses on investments are reported as a component of Capital and Surplus, net of deferred income taxes.

Reported realized gains and losses for the years ended December 31, 2023, 2022, and 2021, respectively, are summarized as follows:

	Years Ended December 31,
	2023	2022	2021
Realized gains (losses):
Bonds	$(158,598)	$(11,794)	$15,403
Preferred stocks	(7,246)	(1)	—
Common stocks	28,081	824	—
Mortgage loans	(31)	(397)	109
Derivatives	(63,921)	2,397	1,429
Other invested assets	(24,778)	10,047	(22,220)
Cash, cash equivalents and short-term investments	(6)	—	(11)
Reinsurance realized gains (losses)	59,814	5,970	(5,515)

Subtotal	(166,685)	7,046	(10,805)
Less capital gains tax expense (benefit)	(18,439)	3	9,400

Net realized gains (losses)	(148,246)	7,043	(20,205)

Less gains (losses) transferred to IMR (net of taxes)	(155,453)	(7,143)	5,439

Net realized gains (losses) after tax and IMR transfer	$7,207	$14,186	$(25,644)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Proceeds from sales of investments in bonds and stocks (excluding maturity proceeds) during 2023, 2022, and 2021 were $1,584,172, $3,428,161, and $6,094,103, respectively, including non-cash transactions of $585,134, $217,169, and $608,671, respectively. Gross gains of $32,519, $4,182, and $71,996, respectively, and gross losses of $159,815, $15,118, and $24,252 were realized on those sales during 2023, 2022, and 2021, respectively.

Unrealized gains and losses and related deferred capital gains tax are as follows:

	Years Ended December 31,
	2023	2022	2021
Changes in Net Unrealized Capital Gains (Losses):
Bonds	$(118)	$(648)	$(268)
Preferred stocks	3,129	(21,496)	(317)
Common stocks (unaffiliated)	868	(2,906)	(6,010)
Common stocks (affiliated)	(6,723)	(84,618)	(11,121)
Derivatives	(5,718)	(171,549)	(146,178)
Other invested assets	55,814	(69,586)	(76,149)

Subtotal	47,252	(350,803)	(240,043)
Deferred capital gains tax	4,416	(5,063)	12,827

Total	$42,836	$(345,740)	$(252,870)

8.	Net Investment Income

Major categories of net investment income for the years ended December 31, 2023, 2022, and 2021, respectively, are summarized as follows:

	Years Ended December 31,
	2023	2022	2021
Income:
Bonds	$963,014	$734,930	$708,700
Preferred stocks	27,470	61,886	70,439
Common stocks	36,809	59,143	64,466
Mortgage loans	109,675	71,115	33,130
Contract loans	14,952	15,604	16,073
Derivative instruments	(178,156)	(15,494)	(195,644)
Other invested assets	69,754	100,589	139,557
Cash, cash equivalents and short-term investments	203,442	97,041	100,653
Other investment income	69,385	63,292	32,306

Total gross investment income	1,316,345	1,188,106	969,680
Interest expense on surplus notes	(30,236)	(46,061)	(42,688)
Investment expenses	(44,345)	(28,495)	(44,168)

Net investment income before amortization of IMR	1,241,764	1,113,550	882,824
Amortization of IMR	1,787	4,436	8,765

Net investment income	$1,243,551	$1,117,986	$891,589

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The Company’s policy is to exclude investment income due and accrued with amounts that are over 90 days past due or where the collection of interest is uncertain. The Company had investment income due and accrued excluded from surplus of $58 and $12, respectively, for the years ended December 31, 2023 and 2022. The Company did not have investment income due and accrued excluded from surplus for the year ended December 31, 2021.

The cumulative amount of paid-in-kind interest included in principal balances was $27,105, $36,243, and $3,670 for the years ended December 31, 2023, 2022, and 2021, respectively. The Company holds investments in trust notes that allow for deferred interest. The Company recorded deferred interest of $92,154, $71,643, and $52,250 during 2023, 2022, and 2021, respectively.

9.	Derivatives

The Company uses derivatives for hedging or replication purposes. Interest rate swaps are mainly employed for hedging guaranteed minimum living benefits for certain variable annuity contracts and for duration matching purposes.

Options and swaptions are used to hedge equity and interest exposure embedded in the Company’s fixed, FIA, and variable annuity products. Futures are used to hedge equity exposure included in FIAs, as well as the guaranteed minimum death and living benefit features of the Company’s variable annuities. Currency forwards and swaps are used to hedge changes in foreign currency exchange (“FX”) rates.

Interest rate swaps, options, swaptions, and currency swaps are reported at fair value, with the unrealized gain or loss reported as an adjustment to surplus if not designated an effective hedge. All futures are marked to market and settled on a daily basis, with the gain or loss reported as a component of net investment income (loss).

The Company uses options to hedge the equity exposure embedded in its FIA products with the Morgan Stanley Global Opportunities Index (“MSGO”), OTC options on the S&P 500, the Deutsche Bank Cash Return on Capital Invested (“CROCI”) Sectors III Index, the Deutsche Bank Momentum Asset Allocator (“MAA”) indices, the Barclays First Trust Capital Strength Barclays 5% Index (“FTCS”), and the RBA Select Equity Yield CIBC 5% Index (“RBEY”). Fair value changes in the options embedded within the annuity contract are recorded through income. The Company purchases certain of these options through its investment subsidiary, DLIH 2016-1, which is accounted for in accordance with SSAP No. 48.

Market risk is the risk of loss due to market price changes of the derivative instrument or the underlying security or index. To mitigate this risk, the Company matches the market sensitivity of the hedge with the market sensitivity of the underlying asset or liability being hedged.

Credit risk is the counterparty credit risk or risk of loss as a result of default or a decline in market value stemming from a credit downgrade of the counterparty to the derivative transaction. The Company minimizes this risk by entering into derivatives only with counterparties that meet certain criteria, by utilizing standardized agreements, and by limiting counterparty concentrations.

All derivative transactions are covered under standardized contractual agreements with counterparties, all of which include credit-related contingent features. Certain counterparty relationships also may include supplementary agreements with tailored terms, such as additional triggers for early terminations, acceptable practices related to cross-transaction netting, and minimum thresholds for determining collateral.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Credit-related triggers include failure to pay or deliver on an obligation past certain grace periods, bankruptcy, or the downgrade of credit ratings to below a stipulated level. These triggers apply to both the Company and its counterparty.

At December 31, 2023 and 2022, the Company pledged $103,151 and $252,005, respectively, in U.S. Treasury securities, corporate bonds, and cash as collateral to counterparties. At December 31, 2023 and 2022, counterparties pledged to the Company $88,105 and $72,599, respectively, in collateral comprised of cash, U.S. Treasury securities and corporate bonds.

The Company’s underlying notional or principal amounts associated with open derivatives positions were as follows:

	Outstanding at December 31, 2023
	Notional Principal Amounts	Fair Value/ Statement Value	Amortized Cost	Unrealized Gain (Loss)
Interest Rate Swaps	$8,229,758	$159,917	$—	$159,917
Equity Future Forwards	915,800	(11,391)	—	(11,391)
FX Forwards	83,455	(2,587)	—	(2,587)

Total	$9,229,013	$145,939	$—	$145,939

	Outstanding at December 31, 2022
	Notional Principal Amounts	Fair Value/ Statement Value	Amortized Cost	Unrealized Gain (Loss)
Interest Rate Swaps	$8,479,323	$155,239	$—	$155,239
FX Forwards	71,837	(3,153)	—	(3,153)
Payor Swaptions	75,000	1,165	1,665	(500)

Total	$8,626,160	$153,251	$1,665	$151,586

At December 31, 2023 and 2022, open futures contracts had a notional value of $1,846,766 and $2,514,227 and a fair value of $(339) and $3,736, respectively. These amounts did not include the component of variation margin that had already been cash settled. The Company did not have derivative contracts with financing premiums during 2023 or 2022.

10.	Reinsurance

The Company participates in reinsurance with other insurance companies to limit the loss exposure on certain risks associated with its products. Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Management believes that any liability arising from this exposure is unlikely. The Company had no uncollectible reinsurance balances written off and no commutation of ceded reinsurance during the years ended December 31, 2023, 2022, and 2021, respectively.

The Company has agreements with several unrelated companies, which provide for reinsurance of portions of the net amount at risk under certain of the Company’s individual and group life insurance policies. These amounts are reinsured on either a monthly renewable term, yearly renewable term, or coinsurance basis.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The Company has a coinsurance with funds withheld agreement with an unrelated reinsurer which provides reinsurance related to optional guaranteed lifetime withdrawal benefit riders under certain FIA contracts.

The Company has a coinsurance and modified coinsurance agreement, under which it ceded certain in-force variable annuity base contracts to an unaffiliated reinsurer. For the years ended December 31, 2023, 2022, and 2021, premiums ceded under the agreement were $273,442, $362,627, and $337,883, respectively, and benefits ceded (including policy surrenders) were $1,082,509, $1,050,937, and $1,421,138, respectively.

The Company has a reinsurance agreement with DLRC in which the Company cedes certain risks associated with the Company’s variable annuity contracts and associated riders on a combination modified coinsurance and funds withheld coinsurance basis to DLRC (the “VA Treaty”). The VA Treaty transfers hedging risks to DLRC but does not transfer insurance risks. Therefore, the treaty is accounted for using deposit accounting. As a result, certain gains (losses) previously accounted for as other changes in capital and surplus, net investment income (loss), and net realized capital gains (losses) are accounted for as investment income (loss) on reinsurance deposit asset. Hedging risk is defined as changes in unrealized hedging instrument gains or losses, realized gains and losses on dispositions of hedging instruments, and investment income or loss from hedging instruments. Investment expense (income) on funds held represents amounts paid or received on hedging instruments that were ceded under the DLRC treaties. Ceded realized gains and losses are reported in Net realized capital gains (losses). Investment income (expense) on funds held - unrealized represents the unrealized gain or loss for the period on hedging instruments that has been ceded to DLRC. Investment income (loss) on reinsurance deposit asset represents the net gains and losses on all hedging instruments ceded under the VA Treaty.

A summary of the pretax impacts of the VA Treaty on the Company’s Statutory Statements of Operations and Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2023, 2022, and 2021 is as follows:

	Treaty Impacts
	2023	2022	2021
Statements of Operations
Investment Income (Loss) on Reinsurance Deposit Asset	$(261,142)	$(154,844)	$(416,413)

Total Revenue	(261,142)	(154,844)	(416,413)
Investment (Income) Expense on Funds Held	(193,389)	37,109	(251,714)

Total Policyholder Benefits and Expenses	(193,389)	37,109	(251,714)
Net Realized Capital (Losses) Gains	59,814	5,970	(745)

Net (Loss)	(7,939)	(185,983)	(165,444)

Statements of Changes in Capital and Surplus
Investment Income on Funds Held - Unrealized	7,939	185,983	165,444

Net Change in Capital and Surplus from VA Treaty (excluding reinsurance fee)	$—	$—	$—

In addition, the Company recognized a reinsurance deposit accounting asset of $76,063 and $174,387 at December 31, 2023 and 2022, respectively, and a corresponding amount in funds held under coinsurance liability.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The Company has a reinsurance agreement with Delaware Life Reinsurance (Barbados) Corp. (“Barbco”), an affiliate, under which it cedes risks associated with certain of the Company’s in-force corporate-owned variable universal life insurance and private placement variable universal life insurance policies on a combination coinsurance and coinsurance with funds-held basis.

The Company also has a reinsurance agreement with Barbco under which it cedes mortality risks associated with certain of the Company’s in-force bank-owned variable universal life insurance policies on a yearly renewable term basis.

The Company had liabilities for the funds held under the coinsurance with funds held treaty with Barbco of $260,713 and $256,195 at December 31, 2023 and 2022, respectively.

On December 6, 2023, and effective December 31, 2023, the Company entered into a reinsurance agreement with DLAC to cede a block of MYGA contracts on a coinsurance basis. Pursuant to the agreement, the Company ceded a 10% quota share of the activity associated with the MYGAs, including initial statutory reserves totaling $118,857 at December 31, 2023. In exchange for the initial statutory reserves, the Company agreed to transfer assets totaling $118,857 to DLAC within thirty (30) days of the agreement’s effective date. DLAC agreed to pay the Company a $6,700 ceding commission, payable within fifteen (15) days of the agreement’s effective date.

The effects of reinsurance on premiums and benefits (excluding policy surrenders) were as follows:

	Years Ended December 31,
	2023	2022	2021
Premiums and Annuity Considerations:
Direct	$5,803,753	$2,883,622	$2,729,435
Ceded - Affiliated	(49,873)	(54,453)	(74,645)
Ceded - Non-affiliated	(307,555)	(393,098)	(362,121)

Net Premiums and Annuity Considerations	$5,446,325	$2,436,071	$2,292,669

Insurance and Other Individual Policy Benefits and Claims:
Direct	$949,977	$955,376	$1,075,786
Assumed - Non-affiliated	3,082	4,523	2,728
Ceded - Affiliated	(44,762)	(54,896)	(84,391)
Ceded - Non-affiliated	(350,727)	(358,202)	(446,834)

Net Policy Benefits and Claims	$557,570	$546,801	$547,289

In addition to the reinsurance activity disclosed in the table above, the transfer of assets by the Company to DLAC as part of the coinsurance agreement between the two companies was recorded as a reduction to income on the Statutory Statements of Operations.

11.	Reserves

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates and methodologies) which produce reserves at least as great as those required by law and contract provisions.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Deduction of deferred fractional premiums upon death of the insured and return of any portion of the final premium for the period beyond the date of death are not applicable to the business of the Company. Surrender values are not promised in excess of reserves legally computed.

For policies with annual extra premiums, additional reserves are held equal to one-half the extra premium. Extra premiums on single premium policies are amortized over ten years. Policies issued with premiums corresponding to ages higher than the true ages are valued at the rated-up ages. Policies issued subject to a lien are valued as if the full amount were payable without any deduction. For interest-sensitive policies, substandard risks are reflected in the cost of insurance charges.

As of December 31, 2023 and 2022, the Company had $5,901 and $8,524, respectively, of insurance in force, for which gross premiums were less than the net premiums according to the standard of valuation required by the State of Delaware. Premium deficiency reserves to cover the above insurance totaled of $2,855 and $2,975 as of December 31, 2023 and 2022, respectively.

The Tabular Interest has been determined by formula as described in the NAIC instructions, except for some business which is determined from basic policy data for reserving. The Tabular less Actual Reserve Released has been determined by formula as described in the NAIC instructions. The Tabular Cost has been determined by formula as described in the NAIC instructions, except for universal life products which use cost of insurance and some business which uses basic policy data for reserving. The Tabular Interest on Funds not Involving Life Contingencies was determined from the interest credited to the deposits, except for certain guaranteed interest contracts which are determined by formula as described in the NAIC instructions.

Other than normal updates of reserves, there were no significant reserve changes for the year ended December 31, 2023. The details for other changes in reserves for the years ended December 31, 2023 and 2022 are as follows:

	2023			2022
Item	Total	Ordinary Individual Annuities	Group Annuities	Total	Ordinary Individual Annuities	Group Annuities
Asset/Liability analysis	$—	$—	$—	$(33,400)	$(5,000)	$(28,400)
Reserves ceded on coinsurance agreement	(118,857)	(118,857)	—	—	—	—

Total change	$(118,857)	$(118,857)	$—	$(33,400)	$(5,000)	$(28,400)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

12.	Withdrawal Characteristics of Annuity Actuarial Reserves and Deposit-Type Liabilities

As of December 31, 2023, the withdrawal characteristics of the Company’s individual and group annuity reserves and deposit-type contracts are summarized as follows:

Individual Annuities	December 31, 2023
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$18,188,596	$154,691	$—	$18,343,287	84.5%
At Book Value Less Current Surrender Charge of 5% or More	805,364	—	—	805,364	3.7%
At Fair Value	—	—	1,109,874	1,109,874	5.1%

Total with Adjustment or at Market Value	18,993,960	154,691	1,109,874	20,258,525	93.3%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	1,202,619	—	—	1,202,619	5.5%
Not Subject to Discretionary Withdrawal	222,480	—	42,205	264,685	1.2%

Total (Gross: Direct and Assumed)	20,419,059	154,691	1,152,079	21,725,829	100.0%
Reinsurance Ceded	275,074	—	—	275,074

Total (Net)	$20,143,985	$154,691	$1,152,079	$21,450,755

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$116	$—	$—	$116

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Group Annuities	December 31, 2023
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$—	$114,680	$—	$114,680	1.5%
At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	— %
At Fair Value	—	—	7,222,652	7,222,652	95.8%

Total with Adjustment or at Market Value	$—	$114,680	$7,222,652	$7,337,332	97.3%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	31,290	—	—	31,290	0.4%
Not Subject to Discretionary Withdrawal	176,489	—	—	176,489	2.3%

Total (Gross: Direct and Assumed)	$207,779	$114,680	$7,222,652	$7,545,111	100.0%
Reinsurance Ceded	39,732	—	—	39,732

Total (Net)	$168,047	$114,680	$7,222,652	$7,505,379

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$—	$—	$—	$—

Deposit-Type Contracts (no life contingencies)	December 31, 2023
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$—	$—	$—	$—	— %
At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	— %
At Fair Value	—	—	323,124	323,124	14.0%

Total with Adjustment or at Market Value	$—	$—	$323,124	$323,124	14.0%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	—	—	—	—	— %
Not Subject to Discretionary Withdrawal	1,982,424	—	—	1,982,424	86.0%

Total (Gross: Direct and Assumed)	$1,982,424	$—	$323,124	$2,305,548	100.0%
Reinsurance Ceded	2,927	—	—	2,927

Total (Net)	$1,979,497	$—	$323,124	$2,302,621

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Below is the reconciliation of the annuity actuarial reserves, deposit-type contract funds, and other liabilities without life or disability contingencies from the General Account and Separate Accounts of the Company as of December 31, 2023:

December 31, 2023
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$20,124,813
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	187,219
Exhibit 7, Deposit-Type Contracts	1,979,497

Subtotal General Account	$22,291,529

Separate Account Annual Statement:
Exhibit 3, Annuities Section, Total (net)	$8,601,897
Exhibit 3, Supplementary Contracts with Life Contingencies Section, Total (net)	42,205
Other contract deposit funds	323,124

Subtotal Separate Account	$8,967,226

Combined Total	$31,258,755

As of December 31, 2022, the withdrawal characteristics of the Company’s individual and group annuity reserves and deposit-type contracts are summarized as follows:

Individual Annuities	December 31, 2022
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$14,128,826	$189,858	$—	$14,318,684	81.7%
At Book Value Less Current Surrender Charge of 5% or More	910,212	—	—	910,212	5.2%
At Fair Value	—	—	882,810	882,810	5.0%

Total with Adjustment or at Market Value	$15,039,038	$189,858	$882,810	$16,111,706	91.9%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	1,163,930	—	—	1,163,930	6.6%
Not Subject to Discretionary Withdrawal	232,893	—	32,937	265,830	1.5%

Total (Gross: Direct and Assumed)	$16,435,861	$189,858	$915,747	$17,541,466	100.0%
Reinsurance Ceded	121,234	—	—	121,234

Total (Net)	$16,314,627	$189,858	$915,747	$17,420,232

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$96,024	$—	$—	$96,024

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Group Annuities	December 31, 2022
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$—	$141,814	$—	$141,814	1.8%
At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	— %
At Fair Value	—	—	7,333,470	7,333,470	95.2%

Total with Adjustment or at Market Value	$—	$141,814	$7,333,470	$7,475,284	97.1%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	34,579	—	—	34,579	0.4%
Not Subject to Discretionary Withdrawal	190,760	—	—	190,760	2.5%

Total (Gross: Direct and Assumed)	$225,339	$141,814	$7,333,470	$7,700,623	100.0%
Reinsurance Ceded	18,232	—	—	18,232

Total (Net)	$207,107	$141,814	$7,333,470	$7,682,391

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$—	$—	$—	$—

Deposit-Type Contracts (no life contingencies)	December 31, 2022
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total 12/31/2021	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$—	$—	$—	$—	— %
At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	— %
At Fair Value	—	—	315,786	315,786	16.8%

Total with Adjustment or at Market Value	$—	$—	$315,786	$315,786	16.8%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	—	—	—	—	— %
Not Subject to Discretionary Withdrawal	1,566,381	—	—	1,566,381	83.2%

Total (Gross: Direct and Assumed)	$1,566,381	$—	$315,786	$1,882,167	100.0%
Reinsurance Ceded	3,420	—	—	3,420

Total (Net)	$1,562,961	$—	$315,786	$1,878,747

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Below is the reconciliation of the annuity actuarial reserves, deposit-type contract funds, and other liabilities without life or disability contingencies from the General Account and Separate Accounts of the Company as of December 31, 2022:

December 31, 2022
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$16,325,955
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	195,779
Exhibit 7, Deposit-Type Contracts	1,562,961

Subtotal General Account	$18,084,695
Separate Account Annual Statement:
Exhibit 3, Annuities Section, Total (net)	$8,547,953
Exhibit 3, Supplementary Contracts with Life Contingencies Section, Total (net)	32,937
Other contract deposit funds	315,786

Subtotal Separate Account	$8,896,676

Combined Total	$26,981,371

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

13.	Analysis of Life Actuarial Reserves by Withdrawal Characteristics

The amounts of account value, cash value and reserve breakouts of life insurance by withdrawal characteristics for General Account products and Separate Account non-guaranteed products are shown in the tables below as of December 31, 2023 or 2022. The Company had no life Separate Account products with guarantees at December 31, 2023 or 2022.

	December 31, 2023
General Account	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	33,600	31,252	35,236
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—
Variable Life	14,614	14,614	14,614
Variable Universal Life	401,236	402,990	403,849
Miscellaneous Reserves	602,888	602,036	603,074
Not subject to discretionary withdrawal or no cash values
Term Policies with Cash Value	—	—	144
Accidental Death Benefits	—	—	—
Disability - Active Lives	—	—	7
Disability - Disabled Lives	—	—	295
Miscellaneous Reserves	—	—	7,576

Total (gross: direct + assumed)	$1,052,338	$1,050,892	$1,064,795

Reinsurance Ceded	294,988	296,293	317,845

Total (net)	$757,350	$754,599	$746,950

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

December 31, 2023
Separate Account Non Guaranteed	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	—	—	—
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—
Variable Life	46,186	46,186	46,186
Variable Universal Life	7,640,044	7,640,044	7,641,444
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal or not cash values
Term Policies with Cash Value	—	—	—
Accidental Death Benefits	—	—	—
Disability - Active Lives	—	—	—
Disability - Disabled Lives	—	—	—
Miscellaneous Reserves	—	—	—

Total (gross: direct + assumed)	$7,686,230	$7,686,230	$7,687,630

Reinsurance Ceded	—	—	—

Total (net)	$7,686,230	$7,686,230	$7,687,630

Below is a reconciliation of the life reserves from the General Account and Separate Accounts of the Company as of December 31, 2023:

December 31, 2023
Life & Accident & Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$738,114
Exhibit 5, Disability - Active Lives Section, Total (net)	7
Exhibit 5, Disability - Disabled Lives Section, Total (net)	295
Exhibit 5, Miscellaneous Reserves Section, Total (net)	8,534

Subtotal General Account	$746,950

Separate Account Annual Statement:
Exhibit 3, Life Insurance Section, Total (net)	$7,687,630

Subtotal Separate Account	$7,687,630

Combined Total	$8,434,580

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

	December 31, 2022
General Account	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	35,980	33,675	37,766
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—
Variable Life	13,671	13,671	13,671
Variable Universal Life	401,407	403,354	404,642
Miscellaneous Reserves	640,448	639,842	640,965
Not subject to discretionary withdrawal or not cash values
Term Policies with Cash Value	XXX	XXX	198
Accidental Death Benefits	XXX	XXX	—
Disability - Active Lives	XXX	XXX	7
Disability - Disabled Lives	XXX	XXX	360
Miscellaneous Reserves	XXX	XXX	9,777

Total (gross: direct + assumed)	$1,091,506	$1,090,542	$1,107,386

Reinsurance Ceded	295,323	296,555	319,825

Total (net)	$796,183	$793,987	$787,561

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

December 31, 2022
Separate Account Non-Guaranteed	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	—	—	—
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—
Variable Life	40,889	40,889	40,889
Variable Universal Life	7,544,051	7,544,051	7,542,961
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal or not cash values
Term Policies with Cash Value	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	—
Disability - Active Lives	XXX	XXX	—
Disability - Disabled Lives	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	—

Total (gross: direct + assumed)	$7,584,940	$7,584,940	$7,583,850

Reinsurance Ceded	—	—	—

Total (net)	$7,584,940	$7,584,940	$7,583,850

Below is a reconciliation of the life reserves from the General Account and Separate Accounts of the Company as of December 31, 2022:

December 31, 2022
Life & Accident & Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$776,486
Exhibit 5, Disability - Active Lives Section, Total (net)	7
Exhibit 5, Disability - Disabled Lives Section, Total (net)	360
Exhibit 5, Miscellaneous Reserves Section, Total (net)	10,708

Subtotal General Account	$787,561

Separate Account Annual Statement:
Exhibit 3, Life Insurance Section, Total (net)	$7,583,850

Subtotal Separate Account	$7,583,850

Combined Total	$8,371,411

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

14.	Separate Accounts

The Company has established insulated Separate Accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in insulated variable separate accounts include individual and group life and annuity contracts. The assets (securities) in these insulated accounts are carried at fair value and the investment risk associated with such assets is retained by the contract holder. These variable products provide minimum death benefits and, in certain annuity contracts, minimum accumulation income or withdrawal benefits. The minimum guaranteed benefit reserves associated with the insulated Separate Accounts are reported in “Aggregate reserve for life and annuity contracts” in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus.

The Company has also established non-insulated Separate Accounts for certain contracts that include an MVA feature associated with fixed rates, including for amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts. The assets in the variable deferred annuity Separate Account are carried at fair value. For some MVA contracts, the assets in the fixed deferred annuity Separate Account are carried on a General Account basis. The assets of the non-insulated Separate Account are not legally insulated and can be used by the Company to satisfy claims resulting from the General Account.

The Company earns separate account fees for providing administrative services and bearing the mortality and the other guaranteed benefit risks related to variable contracts. Net investment income, capital gains and losses, and changes in mutual fund asset values in variable Separate Accounts are allocated to policyholders and therefore are not reflected in the Company’s Statutory Statements of Operations for the General Account.

For the current reporting year, the Company reported assets and liabilities from the following products in a Separate Account:

•	Delaware Life Variable Life

•	Delaware Life Variable Annuity

•	Delaware Life Market Value Adjusted Annuity

The legal insulation of the Separate Account assets prevents such assets from being generally available to satisfy claims resulting from the General Account. The Separate Account classification of “legally insulated” versus “not legally insulated” is supported by Section 2932 of the Delaware Insurance Code.

The assets legally insulated and non-legally insulated from the General Account as of December 31, 2023 and 2022 were attributable to the following products:

	December 31, 2023
Product	Legally Insulated Assets	Not - Legally Insulated Assets	Total
Variable Life	$8,568,227	$—	$8,568,227
Variable Annuity	8,737,714	—	8,737,714
MVA Annuity	—	421,868	421,868

Total	$17,305,941	$421,868	$17,727,809

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

	December 31, 2022
Product	Legally Insulated Assets	Not - Legally Insulated Assets	Total
Variable Life	$8,686,763	$—	$8,686,763
Variable Annuity	8,593,077	—	8,593,077
MVA Annuity	—	400,971	400,971

Total	$17,279,840	$400,971	$17,680,811

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the fair value of the related assets less applicable surrender charges. The resulting surplus is recorded in the Statutory Statements of Operations for the General Account as a component of “Net transfers (from) or to Separate Accounts net of reinsurance.” The variable Separate Accounts are non-guaranteed Separate Accounts, wherein the policyholder assumes substantially all the investment risks and rewards. MVA Separate Accounts are guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the General Account for the risk associated with separate account guarantees, risk charges of $182,305, $192,357, and $203,590 were received by the General Account from the Separate Accounts during the years ended December 31, 2023, 2022, and 2021, respectively.

For the years ended December 31, 2023, 2022, and 2021, the Company’s General Account paid $85,397, $104,861, and $117,874 for Separate Account guarantees, respectively.

The Company does not engage in securities lending transactions within its Separate Accounts.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

An analysis of the separate account reserves as of December 31, 2023 and 2022 is as follows:

	December 31, 2023
	Nonindexed Guarantee Less than/ Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, Considerations or Deposits	$(2,913)	$310,103	$307,190
Reserves at December 31, 2023
For Accounts with Assets at:
Fair Value	114,680	16,385,486	16,500,166
Amortized Cost	154,690	—	154,690

Total Reserves	$269,370	$16,385,486	$16,654,856

By Withdrawal Characteristics:
With Market Value Adjustment	$269,370	$—	$269,370
At Book Value Without Market Value Adjustment and with current surrender charge of 5% or more	—	569,857	569,857
At Fair Value	—	15,773,424	15,773,424

Subtotal	269,370	16,343,281	16,612,651
Not Subject to Discretionary Withdrawal	—	42,205	42,205

Total	$269,370	$16,385,486	$16,654,856

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

	December 31, 2022
	Nonindexed Guarantee Less than/ equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, Considerations or Deposits	$15,133	$367,516	$382,649
Reserves at December 31, 2022
For Accounts with Assets at:
Fair Value	141,814	16,148,853	16,290,667
Amortized Cost	189,858	—	189,858

Total Reserves	$331,672	$16,148,853	$16,480,525

By Withdrawal Characteristics:
With Market Value Adjustment	$331,672	$—	$331,672
At Book Value Without Market Value Adjustment and with current surrender charge of 5% or more	—	373,163	373,163
At Fair Value	—	15,742,753	15,742,753

Subtotal	331,672	16,115,916	16,447,588
Not Subject to Discretionary Withdrawal	—	32,937	32,937

Total	$331,672	$16,148,853	$16,480,525

Below is the reconciliation of “Net Transfers from Separate Accounts net of reinsurance” in the Statutory Statements of Operations of the Company:

	Years Ended December 31,
	2023	2022	2021
Transfers to Separate Accounts	$307,190	$382,649	$448,113
Transfers from Separate Accounts	(1,290,374)	(1,216,506)	(1,679,798)

Net Transfers from Separate Accounts net of reinsurance in the Statement of Operations	$(983,184)	$(833,857)	$(1,231,685)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

15.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and therefore, represents an exit price. Fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flow. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, certain level 3 derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non-investment type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value to the Company.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value (“SSAP No. 100R”). The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair hierarchy are as follows:

Level 1: Fair value is based on unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2: Fair value is based on quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads, and yield curves.

Level 3: Fair value is based on valuations derived from techniques in which one or more significant inputs are unobservable (supported by little or no market activity). Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time, there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which we obtain the information. Transfers in or out of any level are measured as of the beginning of the period. Pursuant to SSAP No. 100R, the Company is permitted to utilize net asset value (“NAV”) as a practical expedient to fair value for certain investments that qualify for such treatment. Investments reported at NAV are separately identified in the table below.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Valuation of Financial Instruments Held at Fair Value by Fair Value Hierarchy Levels

The following tables present the Company’s assets and liabilities measured at fair value in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2023 and 2022:

	December 31, 2023
Description for Each Class of Asset or Liability	Level 1	Level 2	Level 3	Net Asset Value (“NAV”)	Total
Assets at fair value:
Cash, cash equivalents and short-term investments
Government - Treasury	$—	$1,699	$—	$—	$1,699
Bonds
Hybrid securities	—	2,702	—	—	2,702
Industrial and miscellaneous	—	11,150	—	—	11,150
Preferred Stocks
Industrial and miscellaneous	—	27,237	—	—	27,237
Parent, subsidiaries and affiliates	—	241,130	—	—	241,130
Common Stocks
Industrial and miscellaneous	16,115	16,000	20,112	3,194	55,421
Other Invested Assets
Industrial and miscellaneous	—	21,437	21,493	—	42,930
Derivative assets
Interest rate contracts	564,194	—	—	—	564,194
Equity contracts	2,569	135	—	—	2,704
FX contracts	—	—	67	—	67
Separate Accounts assets (a) (b)	12,742,594	3,189,851	291,900	121,382	16,345,727

Total assets at fair value/NAV	$13,325,472	$3,511,341	$333,572	$124,576	$17,294,961

Liabilities at fair value:
Derivative liabilities
Interest rate contracts	$(416,702)	$—	$—	$—	$(416,702)
Equity contracts	(306)	(11,526)	—	—	(11,832)
FX contracts	—	—	(2,654)	—	(2,654)

Total liabilities at fair value	$(417,008)	$(11,526)	$(2,654)	$—	$(431,188)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

	December 31, 2022
Description for Each Class of Asset or Liability	Level 1	Level 2	Level 3	NAV	Total
Assets at fair value:
Bonds
Hybrid securities	$—	$2,519	$—	$—	$2,519
Industrial and miscellaneous	—	223	2,999	—	3,222
Preferred Stocks
Industrial and miscellaneous	—	34,254	—	—	34,254
Parent, subsidiaries and affiliates	—	243,199	—	—	243,199
Common Stocks
Industrial and miscellaneous	15,399	90,022	27,959	—	133,380
Other Invested Assets
Industrial and miscellaneous	—	62,971	2,071	—	65,042
Derivative assets
Interest rate contracts	592,295	2,045	—	—	594,340
Equity contracts	6,128	—	—	—	6,128
Foreign exchange contracts	—	—	52	—	52
Separate Accounts assets (a)(b)	10,455,406	4,913,419	270,387	114,778	15,753,990

Total assets at fair value	$11,069,228	$5,348,652	$303,468	$114,778	$16,836,126

Liabilities at fair value:
Derivative liabilities
Interest rate contracts	$(336,952)	$(111,913)	$—	$—	$(448,865)
Equity contracts	(59)	—	—	—	(59)
Foreign exchange contracts	—	—	(3,205)	—	(3,205)

Total liabilities at fair value	$(337,011)	$(111,913)	$(3,205)	$—	$(452,129)

(a)

Separate account invested assets are typically carried at fair value. In instances where market risk is guaranteed by the Company, bonds and preferred stocks are carried at amortized cost based on their respective NAIC designation. Separate account assets also exclude $1,102,527 and $1,660,215 of investment income and receivables due at December 31, 2023 and 2022, respectively. Separate account liabilities include derivative liabilities carried at fair value.

(b)

Includes assets with a fair value of $121,382 and $114,778 at December 31, 2023 and 2022 respectively, in hedge funds, private equities, and other alternative investments for which fair value is measured at NAV using the practical expedient. These investments are not quoted on a securities exchange or in the over-the-counter market. As of December 31, 2023 or 2022, there were no unfunded commitments. The investments have liquidity restrictions consisting of notice periods (typically 60 days), redemption schedules (typically quarterly) and hold backs (typically 3% of the investment is held back until the next annual audit is completed). The redemption period may be extended if there is a delay in liquidating underlying holdings within an investment. The investments are within the policyholders separate accounts so any fluctuation in NAV will result in a corresponding change in the policyholder reserve liability and therefore will have no impact on income.

None of the Company’s assets measured at fair value transferred between Levels 1 and 2 during the years ended December 31, 2023 and December 31, 2022.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The following tables are a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value which were categorized as Level 3 for the years ended December 31, 2023 and 2022:

2023	Balance at January 1, 2023	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2023
Assets:
Common Stocks - Unaffiliated	$27,959	$3	$(4,791)	$—	$152	$69	$—	$(3,280)	$—	$20,112
Bonds
Industrial and miscellaneous - unaffiliated	2,999	11,461	(7,596)	786	866	—	—	(8,516)	—	—
Other Invested Assets	2,071	32,701	—	(724)	(6,492)	—	—	(6,063)	—	21,493
Derivative Assets	52	—	—	7,111	16	—	—	—	(7,112)	67
Separate Accounts Assets	270,387	5,792	(20,426)	502	14,380	94,986	—	(72,489)	(1,232)	291,900

Total Assets	$303,468	$49,957	$(32,813)	$7,675	$8,922	$95,055	$—	$(90,348)	$(8,344)	$333,572

Liabilities:
FX Contracts	$(3,205)	$—	$—	$(9,874)	$551	$—	$—	$—	$9,874	$(2,654)

Total Liabilities	$(3,205)	$—	$—	$(9,874)	$551	$—	$—	$—	$9,874	$(2,654)

2022	Balance at January 1, 2022	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2022
Assets:
Preferred Stocks
Industrial and Miscellaneous - unaffiliated	$19,948	$—	$—	$—	$52	$—	$—	$(20,000)	$—	$—
Parent, Subsidiaries and Affiliates	255,000	—	(255,000)	—	—	—	—	—	—	—
Common Stocks - Unaffiliated	82,215	1,365	(50,086)	824	1,686	210	—	(8,255)	—	27,959
Bonds
Industrial and miscellaneous - unaffiliated	825	7,438	—	(5,434)	170	—	—	—	—	2,999
Other Invested Assets	41,731	—	(30,399)	10	(3,680)	—	—	(5,591)	—	2,071
Derivative Assets	990	—	—	18,975	(938)	—	—	—	(18,975)	52
Separate Accounts Assets	289,981	6,014	(6,635)	(1,342)	(28,355)	80,732	—	(11,393)	(58,615)	270,387

Total Assets	$690,690	$14,817	$(342,120)	$13,033	$(31,065)	$80,942	$—	$(45,239)	$(77,590)	$303,468

Liabilities:
FX Contracts	$(140)	$—	$—	$(6,827)	$(3,065)	$—	$—	$—	$6,827	$(3,205)

Total Liabilities	$(140)	$—	$—	$(6,827)	$(3,065)	$—	$—	$—	$6,827	$(3,205)

The Company transfers assets into or out of Level 3 at fair value as of the beginning of the reporting period. Transfers made were the result of changes in the level of observability of inputs used to price the assets or liabilities or changes in NAIC designations.

At the beginning of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Derivative values in the above tables are presented on a gross basis.

Quantitative Information about Level 3 Fair Value Measurements

The following tables provide quantitative information about the significant unobservable inputs used for recurring assets measured at fair value in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus categorized within Level 3 for the years ended December 31, 2023 or 2022:

	December 31, 2023
	Valuation Techniques	Significant Unobservable Inputs	Fair Value	Range	Weighted Average
Common Stocks	Trade Price	Pricing Valuation Multiple/ Discount Rate	$20,079	0-1000	389
	External Model	Net Asset Value	33	1	1
Other Invested Assets	External Model	External Cashflows/Spreads	16,503	0-2	1
	Matrix Pricing	Quoted Prices	4,990	1	1
Separate Accounts Assets	Matrix Pricing	Spreads	1,241	90-105	100
	Market Pricing	Spreads	566	38	38
	Market Pricing	Spreads	284,805	50-113	96
	Market Pricing	Quoted Prices	5,288	89-100	92

Total Assets			$333,505

	December 31, 2022
	Valuation Techniques	Significant Unobservable Inputs	Fair Value	Range	Weighted Average
Bonds - Unaffiliated - Industrial & Misc.	External Model	Spreads	$2,999	17-24	19
Common Stocks	Trade Price	Pricing Valuation Multiple / Discount Rate	23,286	0-1000	335
	External Model	External Cashflows	4,672	0-2	1
Other Invested Assets	External Model	Spreads	2,071	0-1	—
Separate Accounts Assets	Matrix Pricing	Spreads	2,059	86-90	13
	Market Pricing	Spreads	10,833	40-110	73
	Matrix Pricing	Spreads	250,975	0-100	91
	Market Pricing	Quoted Prices	760	17-90	2
	Market Pricing	Quoted Prices	5,760	91-100	93

Total Assets			$303,415

There were no significant changes made in valuation techniques during 2023 and 2022.

The above unobservable input tables above do not include immaterial balances related to derivatives which totaled $67 and $52 as of December 31, 2023 and December 31, 2022, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Aggregate Fair Value of all Financial Instruments

For financial instruments, the carrying value and fair value or NAV, including level within the fair value hierarchy, at December 31, 2023 and 2022 were as follows:

	December 31, 2023
Type of Financial Instrument	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Assets:
Cash, cash equivalents and short-term investments	$3,859,737	$3,859,773	$1,128,103	$2,731,634	—	$—	$—
Bonds	17,082,218	18,134,460	1,599	16,876,810	203,809	—	—
Preferred stocks	799,242	802,140	—	799,242	—	—	—
Common stocks (b)	140,890	140,890	16,115	101,469	20,112	3,194	—
Mortgage loans, net of allowance	1,617,888	1,721,502	—	1,617,888	—	—	—
Derivatives - swaps and forwards	577,253	572,489	577,051	135	67	—	—
Derivatives - futures	2,652	2,652	2,652	—	—	—	—
Contract loans	354,125	351,919	—	—	354,125	—	—
Other invested assets (a) (b)	807,216	825,554	—	780,819	26,397	—	—
Separate account assets	16,605,957	16,625,283	12,762,461	3,427,797	294,317	121,382	—

Total Assets	$41,847,178	$43,036,662	$14,487,981	$26,335,794	$898,827	$124,576	$—

Liabilities:
Liabilities for deposit-type contracts	$(1,933,048)	$(1,979,497)	$—	$—	$(1,933,048)	$—	$—
Derivatives - swaps and forwards	(431,315)	(432,859)	(417,135)	(11,526)	(2,654)	—	—
Derivatives - futures	(2,991)	(2,991)	(2,991)	—	—	—	—
Separate account liabilities	(232,124)	(323,124)	—	—	(232,124)	—	—

Total Liabilities	$(2,599,478)	$(2,738,471)	$(420,126)	$(11,526)	$(2,167,826)	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

	December 31, 2022
Type of Financial Instrument	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Assets:
Bonds	$12,815,035	$14,325,528	$1,523	$12,476,378	$337,134	$—	$—
Preferred stocks	1,072,730	1,121,391	—	1,072,730	—	—	—
Common stocks (b)	133,380	133,380	15,399	90,022	27,959	—	—
Mortgage loans, net of allowance	1,297,783	1,387,817	—	1,297,783	—	—	—
Contract loans	333,437	353,608	—	—	333,437	—	—
Derivatives – options and swaptions	1,165	1,165	—	1,165	—	—	—
Derivatives – swaps and forwards	605,124	601,601	604,193	880	51	—	—
Derivatives – futures	6,281	6,281	6,281	—	—	—	—
Other invested assets (a) (b)	723,497	748,755	—	667,975	55,522	—	—
Cash, cash equivalents and short-term investments	3,141,676	3,141,676	784,641	2,357,035	—	—	—
Separate account assets	15,980,121	16,010,235	10,461,469	5,126,913	276,961	114,778	—

Total assets	$36,110,229	$37,831,437	$11,873,506	$23,090,881	$1,031,064	$114,778	$—

Liabilities:
Liability for deposit-type contracts	$(1,476,681)	$(1,562,961)	$—	$—	$(1,476,681)	$—	$—
Derivatives – swaps and forwards	(453,038)	(455,752)	(334,465)	(115,369)	(3,204)	—	—
Derivatives - futures	(2,546)	(2,546)	(2,546)	—	—	—	—
Separate account liabilities	(315,784)	(315,784)	—	—	(315,784)	—	—

Total liabilities	$(2,248,049)	$(2,337,043)	$(337,011)	$(115,369)	$(1,795,669)	$—	$—

(a)

As of December 31, 2023 and 2022, there were $190,986 and $211,779 of unfunded commitments for limited partnership investments, respectively. The investments have liquidity restrictions consisting of either general partner approval or no ability for early redemption.

(b)

The common stock line in the tables above exclude equity method investments with carry values of $21,549 and $169,831 as of December 31, 2023 and 2022, respectively. The other invested assets line in the tables above exclude equity method investments with carry values of $667,674 and $486,088 as of December 31, 2023 and 2022, respectively.

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments are summarized below:

Bonds - The Company determines the fair value of its publicly-traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes, and pricing models. Prices are first sought from third-party pricing services, with the remaining unpriced securities priced using one of the other two methods. Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date. In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages. The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model, or independent broker quotations. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds. In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturity securities, fair values are estimated using model prices or broker quotes. A portion of privately-placed fixed maturity securities (typically SEC Rule 144A securities) are priced using market prices. Also, a small subset of privately-placed fixed maturity securities are priced using matrix applications which take into account credit spreads for a variety of public and private securities of similar credit risk, maturity, prepayment, and liquidity characteristics.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively-traded market. Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any), and other factors may not reflect those of an active market.

Preferred and common stocks - The fair value of the Company’s equity securities not accounted for under the equity method is first based on quoted market prices. Similar to fixed maturity securities, the Company uses pricing services and broker quotes to price equity securities for which a quoted market price is not available.

Mortgage loans on real estate - The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives - The fair values of swaps, swaptions, and forwards are based on current settlement values, dealer quotes, and market prices. Fair values of options and futures are also based on dealer quotes and market prices.

Contract loans - The fair value of policy loans is determined by estimating future policy loan cash flows and discounting the cash flows at a current market interest rate.

Other invested assets - Other invested assets include renewable energy tax credits, surplus debentures, non-rated residual tranches on asset-backed securities, and collateral loans. The fair values of surplus notes are obtained from third-party pricing services. Collateral loans are carried at amortized cost using pricing methods similar to private placements.

Cash, cash equivalents, and short-term investments - The carrying value for cash, cash equivalents, and short-term investments approximates fair value due to the short-term nature and liquidity of the balances.

Separate Accounts - The estimated fair value of Separate Account assets and liabilities is determined using the same methodology described in Note 14. The difference between Separate Account assets and liabilities reflected in the chart above and the total recognized in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus represents amounts that are attributable to non-financial instruments.

Deposit-type contracts - The fair values of the Company’s General Account liabilities under investment-type contracts (insurance and annuity contracts that do not involve mortality or morbidity risks) is estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to their estimated fair value.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

16.	Federal Income Taxes

The Inflation Reduction Act (“IRA”) was enacted on August 16, 2022 and included a new corporate alternative minimum tax (“CAMT”). The IRA and CAMT are effective for tax years beginning after 2022. The Company is a non-applicable reporting entity as it relates to the CAMT.

The components of the Company’s DTAs and DTLs as of December 31, 2023 and December 31, 2022 were as follows:

	December 31, 2023			December 31, 2022			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$224,890	$80,137	$305,027	$114,648	$45,114	$159,762	$110,242	$35,023	$145,265
Statutory valuation allowance adjustments	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax assets	224,890	80,137	305,027	114,648	45,114	159,762	110,242	35,023	145,265
Deferred tax assets nonadmitted	—	—	—	—	—	—	—	—	—

Subtotal net admitted deferred tax assets	224,890	80,137	305,027	114,648	45,114	159,762	110,242	35,023	145,265
Deferred tax liabilities	65,299	63,139	128,438	62,801	57,012	119,813	2,498	6,127	8,625

Net admitted deferred tax assets / (Net deferred tax liabilities)	$159,591	$16,998	$176,589	$51,847	$(11,898)	$39,949	$107,744	$28,896	$136,640

The following table provides component amounts of the Company’s calculation by tax character in accordance with paragraphs 11.a, 11.b.i, 11.b.ii and 11.c of SSAP No. 101:

	December 31, 2023			December 31, 2022			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$16,958	$16,958	$—	$(16,958)	$(16,958)
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	165,618	26,600	192,218	49,635	12,862	62,497	115,983	13,738	129,721
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	165,618	26,600	192,218	49,635	12,862	62,497	115,983	13,738	129,721
Adjusted gross deferred tax assets allowed per limitation threshold	—	—	352,224	XXX	XXX	323,831	XXX	XXX	28,393
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	59,272	53,537	112,809	65,013	15,294	80,307	(5,741)	38,243	32,502

Deferred tax assets admitted as the result of application of SSAP No. 101.	$224,890	$80,137	$305,027	$114,648	$45,114	$159,762	$110,242	$35,023	$145,265

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Description	2023	2022
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	823%	841%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation Above	$2,348,158	$2,158,872

The following table provides the impact of tax planning strategies on adjusted gross and net admitted DTAs, as used in the Company’s SSAP No. 101 calculation.

	December 31, 2023		December 31, 2022		Change
Description	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross deferred tax assets	$224,890	$80,137	$114,648	$45,114	$110,242	$35,023
Percentage of adjusted gross deferred tax assets by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%	—%	—%
Net admitted adjusted gross deferred tax assets	$224,890	$80,137	$114,648	$45,114	$110,242	$35,023
Percentage of net admitted assets by tax character because of the impact of tax planning strategies	—%	—%	—%	—%	—%	—%
The Company’s tax planning strategies do not include the use of reinsurance.

The Company had no temporary differences for which a DTL was not established.

The following tables provide the significant components of the Company’s income taxes incurred and the changes in DTAs and DTLs.

	December 31, 2023	December 31, 2022	December 31, 2021
Current Income Tax
Federal Income Tax Expense (Benefit) from Operations	$183,751	$46,564	$(3,242)
Federal Income Tax (Benefit) Expense on Net Capital Gains	(18,439)	3	9,400

Current Income Tax Expense	$165,312	$46,567	$6,158

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The significant components of the Company’s DTAs and DTLs as of December 31, 2023 and 2022 were as follows:

	December 31, 2023	December 31, 2022	Change
Deferred Tax Assets:
Ordinary
Policyholder Reserves	$166,071	$69,139	$96,932
Investments	2,402	2,392	10
Deferred Acquisition Costs	46,394	34,143	12,251
Fixed assets	1,300	1,087	213
Compensation and benefits accrual	1,432	2,134	(702)
Receivables - nonadmitted	5,013	3,663	1,350
Other	2,278	2,090	188

Total Ordinary Deferred Tax Assets	$224,890	$114,648	$110,242
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted	—	—	—

Admitted Ordinary Deferred Tax Assets	$224,890	$114,648	$110,242
Capital
Investments	$47,173	$45,114	$2,059
Net capital loss carry-forward	32,964	—	32,964

Subtotal	80,137	45,114	35,023
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted	—	—	—

Admitted Capital Deferred Tax Assets	80,137	45,114	35,023

Admitted Deferred Tax Assets	$305,027	$159,762	$145,265

Deferred Tax Liabilities:
Ordinary
Investments	$45,990	$39,400	$6,590
Fixed Assets	552	771	(219)
Policyholder Reserves	18,757	22,628	(3,871)
Other	—	2	(2)

Subtotal	$65,299	$62,801	$2,498
Capital
Investments	63,139	57,012	6,127

Subtotal	63,139	57,012	6,127

Deferred Tax Liabilities	$128,438	$119,813	$8,625

Net Admitted Deferred Tax Assets / Deferred Tax Liabilities	$176,589	$39,949	$136,640

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of nonadmitted assets as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the surplus section of the Annual Statement):

Description	December 31, 2023	December 31, 2022	Change
Total Deferred Tax Assets	$305,027	$159,762	$145,265
Total Deferred Tax Liabilities	128,438	119,814	8,624

Net Deferred Tax Assets / Deferred Tax Liabilities	$176,589	$39,948	$136,641
Statutory Valuation Allowance	—	—	—

Net Deferred Tax Assets / Deferred Tax Liabilities	$176,589	$39,948	$136,641
Tax Effect of Unrealized (Gains)/Losses			4,416
Prior Period Adjustment			—

Change in Net Deferred Income Tax			$141,057

The provision for federal income taxes incurred for the current year is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference for the years ended December 31, 2023, 2022, and 2021 were as follows:

	December 31, 2023			December 31, 2022			December 31, 2021
Description	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 21%	Effective Tax Rate
Net Income Before Taxes	$154,835	$32,515	21.0%	$298,712	$62,730	21.0%	$226,978	$47,665	21.0%
Investment Related	(38,296)	(8,042)	(5.1)%	(778)	(163)	(0.1)%	(80,240)	(16,850)	(7.4)%
Exhibit 5a adjustment	—	—	—%	—	—	—%	(3,373)	(708)	(0.3)%
Change in Non-admitted assets	(13,668)	(2,870)	(1.9)%	2,647	556	0.2%	2,676	562	0.3%
Tax Credit Adjustment	(12,405)	(2,605)	(1.7)%	(10,943)	(2,298)	(0.8)%	(56,265)	(11,816)	(5.2)%
Tax Differences in Wholly Owned Subsidiaries	24,846	5,218	3.4%	(214,556)	(45,057)	(15.1)%	(3,866)	(812)	(0.4)%
Other	189	40	—%	19,229	4,038	1.4%	(11,327)	(2,379)	(1.1)%

Total Statutory Income Taxes		$24,256	15.7%		$19,806	6.6%		$15,662	6.9%

Federal Income Taxes Incurred		$165,312	106.8%		$46,567	15.6%		$6,158	2.7%
Change in Net Deferred Income Taxes		(141,057)	(91.1)%		(26,762)	(9.0)%		9,504	4.2%

Total Statutory Income Taxes		$24,255	15.7%		$19,805	6.6%		$15,662	6.9%

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

As of December 31, 2023, the Company did not have any net operating loss carry-forwards.

As of December 31, 2023, the Company had $156,971 of capital loss carry-forwards, which will expire, if not utilized, in 2028.

The Company had no income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses.

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The application of SSAP No.101 requires a company to evaluate the recoverability of DTAs and, if necessary, to establish a valuation allowance to reduce the DTA to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. Although the realization is not assured, management believes it is more likely than not that DTAs will be realized. Therefore, the Company did not record a valuation allowance as of December 31, 2023 and December 31, 2022.

Tax years prior to 2020 are closed for audit or examination under the applicable statute of limitations. The Company is not currently under examination by the Internal Revenue Service. The Company does not believe it has any uncertain tax positions for its federal income tax return that would be material to its financial condition, results of operations, or cash flows. Therefore, the Company did not record a liability for unrecognized tax positions (“UTPs”) as of December 31, 2023 and 2022.

The Company is part of an affiliated group of companies that will file a consolidated federal income tax return for 2023. The following companies are included in the consolidated return filing:

•	Group 1001, Inc.

•	Group 1001 Insurance Holdings, LLC

•	Group 1001 Services, Inc.

•	Delaware Life (Bermuda) Holdings, Inc.

•	Delaware Life Insurance Company

•	Delaware Life Insurance Company of New York

•	Delaware Life and Annuity Company

•	DL Reinsurance Company

•	Clarendon Insurance Agency, Inc.

•	Clear Spring Health Insurance Company

•	Delaware Life Reinsurance (U.S.) Corp.

•	Clear Spring Health (CO), Inc.

•	Clear Spring Health (GA), Inc.

•	Clear Spring Health (SC), Inc.

•	Clear Spring Health Community Care, Inc.

•	Clear Spring Health (VA), Inc.

•	Clear Spring Health of Illinois, Inc.

•	Clear Spring Health Holdings, LLC

•	Clear Spring Health Management Services, LLC

•	Clear Spring Casualty Insurance Company

•	Clear Spring American Insurance Company

•	Clear Spring National Insurance Company

•	Clear Spring PC Acquisition Corp.

•	Clear Spring PC Holdings, LLC

•	Clear Spring Property and Casualty Company

•	Evolution of Sport, Inc.

•	R.V.I. Holdings, LLC

•	R.V.I America Corp.

•	R.V.I. Analytical Services, Inc.

•	Transition Services, Inc.

•	R.V.I. Services Co., Inc.

•	R.V.I. Guaranty Co., Ltd.

•	R.V.I. America Insurance Company

A written tax allocation agreement has been approved, or is pending approval, by the state of domicile of each participating insurance company. Allocation is based upon separate return calculations with current credit (benefit) given for losses and tax attributes that are utilized by the consolidated group.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

17.	Capital and Surplus and Dividend Restrictions

As of December 31, 2023 and 2022, the Company was authorized to issue 10,000 shares of common stock with a par value of $1,000 per share; 6,437 shares of common stock were issued and outstanding. The Company is not authorized to issue preferred stock.

The Company is subject to certain statutory and regulatory restrictions imposed by the State of Delaware on insurance companies which limits the amount of cash dividends that may be paid to the stockholders. Under Delaware law, cash dividends may be paid only from earned surplus. Additionally, the maximum aggregate amount of ordinary dividends that the Company may declare or pay during any twelve-month period is the greater of: (1) 10% of its statutory surplus, or (2) net gains from operations before net realized capital gains (losses) provided that unassigned surplus is positive and sufficient to cover the payment, each as reported in the prior year’s Annual Statement, unless written approval is obtained from the Department granting a greater amount (i.e., an extraordinary dividend). In addition, no dividend may be paid in excess of unassigned funds. At December 31, 2023, the Company reported surplus as regards policyholders of $2,555,812, net gains from operations (before realized capital gains) of $137,769, and unassigned surplus of $433,943. As of December 31, 2023, the Company may declare an ordinary dividend to shareholders without prior approval from the Department in the maximum amount of $255,581.

In June 2023, the Company received a capital contribution of $115,000 from DLSH and paid no dividends. The Company paid an ordinary dividend of $100,000 to DLSH in April 2022 and received a capital contribution of $50,000 from DLSH in December 2022. The Company paid an ordinary dividend of $200,000 to DLH and received a capital contribution of $479,200 from DLH in 2021.

The Company had no special surplus funds in 2022. During 2023, the Company reclassified $140,735 from unassigned funds to aggregate write-ins for special surplus funds in accordance with the interpretive guidance established within INT 23-01.

Surplus Notes

As of December 31, 2023 and 2022, the Company had $390,213 of surplus notes outstanding. During 2013, the Company entered into an agreement with Deutsche Bank Trust Company Americas (“DBTCA”), pursuant to which the surplus notes were taken into custody by DBTCA on behalf of the holders of the surplus notes (the “Noteholders”). DBTCA collects all surplus note payments and distributes such funds to the Noteholders.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The details of outstanding surplus notes were as follows as of and for the years ended December 31, 2023 and 2022:

2023
Item Number	Date Issued	Interest Rate	Original Issue Amount of Note	Carrying Value of Note	Current Year Principal Paid	Life-To-Date Principal Paid	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Date of Maturity
1000	12/22/97	8.625%	$250,000	$20,713	$—	$229,287	$1,786	$532,871	11/06/27
1001	11/06/22	7.750%	85,500	85,500	—	—	6,626	7,639	11/06/52
1002	11/06/22	7.750%	24,587	24,587	—	—	1,905	2,197	11/06/52
1003	11/06/22	7.750%	24,612	24,612	—	—	1,907	2,199	11/06/52
2000	12/15/95	7.750%	150,000	—	77,301	150,000	2,995	253,791	12/15/52
2002	06/15/23	7.750%	52,301	52,301	—	—	2,027	2,027	12/15/52
2003	06/15/23	7.750%	5,200	5,200	—	—	202	202	12/15/52
2004	06/15/23	7.750%	4,000	4,000	—	—	155	155	12/15/52
2005	06/15/23	7.750%	500	500	—	—	19	19	12/15/52
2006	06/15/23	7.750%	1,750	1,750	—	—	68	68	12/15/52
2007	06/15/23	7.750%	1,000	1,000	—	—	39	39	12/15/52
2008	06/15/23	7.750%	500	500	—	—	19	19	12/15/52
2009	06/15/23	7.750%	3,000	3,000	—	—	116	116	12/15/52
2010	06/15/23	7.750%	4,950	4,950	—	—	192	192	12/15/52
2011	06/15/23	7.750%	2,000	2,000	—	—	78	78	12/15/52
2012	06/15/23	7.750%	500	500	—	—	19	19	12/15/52
2013	06/15/23	7.750%	250	250	—	—	10	10	12/15/52
2014	06/15/23	7.750%	250	250	—	—	10	10	12/15/52
2015	06/15/23	7.750%	100	100	—	—	4	4	12/15/52
2016	06/15/23	7.750%	500	500	—	—	19	19	12/15/52
2017	06/15/23	7.750%	500	500	—	—	19	19	12/15/52
3000	12/15/95	7.626%	150,000	150,000	—	—	11,439	311,515	12/15/52
4000	12/15/95	7.750%	7,500	—	7,500	7,500	291	12,535	12/15/52
4001	06/15/23	7.750%	7,500	7,500	—	—	291	291	12/15/52

Total	XXX	XXX	$777,000	$390,213	$84,801	$386,787	$30,236	$1,126,034	XXX

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

2022

Item Number	Date Issued	Interest Rate	Original Issue Amount of Note	Carrying Value of Note	Current Year Principal Paid	Life-To-Date Principal Paid	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Date of Maturity
1000	12/22/97	8.625%	$250,000	$20,713	$134,699	$229,287	$13,225	$531,514	11/06/27
1001	12/15/22	7.750%	85,500	85,500	—	—	—	—	11/06/52
1002	12/15/22	7.750%	24,587	24,587	—	—	—	—	11/06/52
1003	12/15/22	7.750%	24,612	24,612	—	—	—	—	11/06/52
2000	12/15/95	7.750%	150,000	77,301	—	72,699	4,809	250,795	12/15/52
3000	12/15/95	7.626%	150,000	150,000	—	—	11,439	300,076	12/15/52
4000	12/15/95	7.750%	7,500	7,500	—	—	467	12,245	12/15/52

Total	XXX	XXX	$692,199	$390,213	$134,699	$301,986	$29,940	$1,094,630	XXX

The proceeds from the issuance of the surplus notes were not used to purchase an asset directly or indirectly from the Noteholders. The surplus notes were not issued as part of a transaction whereby the principal or interest payments are contractually linked to other assets or agreements. There were no surplus note interest or principal payments subject to administrative offsetting provisions.

The surplus notes and accrued interest thereon are subordinate to payments due to policyholders, claimants, and beneficiaries, as well as all other classes of creditors other than the Noteholders. After payment in full of certain obligations set forth in Section 5918 of the Delaware Insurance Code, and prior to any payment to a common shareholder in respect of such shareholder’s ownership interest in the Company, the holder of a surplus note is entitled to receive payment in full. The Company has no preferred stockholders. Any redemption of a surplus note is subject to the prior written consent of the Department.

During 2022, $134,699 of interests in item 1000 held by Security Benefit Life Insurance Company (“Security Benefit”) were canceled in exchange for three new notes issued by the Company, each with an interest rate of 7.75% and a maturity date of November 6, 2052 (items 1001, 1002 and 1003 in the above tables). The remaining interest in the amount of $20,713 in item 1000 is held solely by the Lange Trust with an interest rate of 8.625% and a maturity date of November 6, 2027. During 2023, Group 1001 Finance, an affiliate of the Company, purchased $134,699 of interests in the notes listed as item 1001, 1002, and 1003 in the above tables from Security Benefit. As of December 31, 2023, the interests in items 1001, 1002, and 1003 were held solely by Group 1001 Finance.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

During 2022, the interest rate on item 2000 in the above tables was changed to 7.75% and the maturity date was extended to December 15, 2052. Effective December 15, 2022 and April 28, 2023, Group 1001 Finance purchased $22,301 and $55,000, respectively, of the surplus note held by Security Benefit. On June 15, 2023, $77,301 of interests in item 2000 held by Group 1001 Finance were canceled in exchange for sixteen new notes issued by the Company, each with an interest rate of 7.75% and a maturity date of December 15, 2052 (items 2002 thru 2017 in the above tables). As of December 31, 2023, the interest in item 2002 was held solely by Group 1001 Finance. As of December 31, 2023, the interests in items 2003 thru 2017 were held by the following unaffiliated entities:

Item Number(s)	Noteholder	Carry Value of Note(s)
2003, 2004, 2005	Horace Mann Life Insurance Company	$9,700
2006	Gleaner Life Insurance Society	1,750
2007	Puritan Life Insurance Company of America	1,000
2008, 2009	Physicians Mutual Insurance Company	3,500
2010, 2013	Investors Heritage Life Insurance Company	5,200
2011, 2012	Capital Avenue Reinsurance LLC	2,500
2014	Reliance Standard Life Insurance Company	250
2015	HMO Louisiana Inc.	100
2016	Louisiana Health Service & Indemnity Company	500
2017	Factory Mutual Insurance Company	500

Interests in the surplus note in the amount of $150,000, listed as item 3000 in the above tables, are held by Midland National Life Insurance Company (“Midland National”) and North American Company for Life and Health (“North American”), which are both considered related parties of the Company. Midland National and North American hold interests in the amounts of $100,000 and $50,000, respectively. During 2022, the maturity date of this note was extended to December 15, 2052.

The surplus note in the amount of $7,500, listed as item 4000 in the above tables, was held by Security Benefit until December 15, 2022. Effective on this date, Group 1001 Finance purchased the full amount of this surplus note from Security Benefit. During 2022, the interest rate was changed to 7.75% and the maturity date of this note was extended to December 15, 2052. On June 15, 2023, $7,500 of interest in item 4000 held by Group 1001 Finance was canceled in exchange for a new note issued by the Company with an interest rate of 7.75% and a maturity date of December 15, 2052 (item 4001 in the tables above). As of December 31, 2023, the interest in item 4001 is held solely by Group 1001 Finance.

The Company incurred $30,236, $29,940, and $42,688 of interest on the surplus notes for the years ended December 31, 2023, 2022, and 2021, respectively. Each accrual and payment of interest on the surplus notes may be made only with the prior approval of the Delaware Insurance Commissioner and only to the extent the Company has sufficient surplus earnings to make such payment. The Company received approval for all surplus note interest and principal payments and the related interest accrual in the amount of $2,669 at December 31, 2023 and 2022.

The surplus notes and accrued interest thereon are subordinate to payments due to policyholders, claimants, and beneficiaries, as well as all other classes of creditors other than surplus note holders.

After payment in full of certain obligations set forth in 18 Del. Code Ann. tit. 59, § 5918, and prior to any payment to a common shareholder in respect of such shareholder’s ownership interest in the Company, the holder of a surplus note is entitled to receive payment in full of all principal and interest amounts owing. The Company has no preferred stockholders.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Risk-Based Capital

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. The RBC requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting principles, taking into account the risk characteristics of its investments and products. The Company exceeded the minimum RBC requirements at December 31, 2023 and 2022.

18.	Commitments and Contingent Liabilities

Lease Commitments

Effective January 1, 2021, the Company entered into a lease agreement with Group 1001 Indiana Holdings, LLC to occupy office space in Zionsville, Indiana. The lease has an expiration date of December 31, 2035 and an option to renew the lease agreement for up to a five-year period. Rental expenses under this lease for 2023 and 2022 were $2,644 and $1,610, respectively. The rent expense recorded in 2023 under this lease is inclusive of a $1,000 assessment for use of certain additional benefits in excess of, and consistent with, those received under this lease.

During 2022 and 2023, the Company leased office space in Waltham, Massachusetts under a lease with an original expiration date of April 30, 2023 for three premises within an office building known as 1601 Trapelo Road. The termination date of the lease was amended during 2022 and 2023, along with certain other terms and conditions in both the “Second Amendment” and the “Third Amendment,” respectively. Upon execution of the Second Amendment, affiliates of the landlord and an affiliate of the Company simultaneously entered into new lease agreements for two separate office spaces in Waltham, Massachusetts. One of the original premises at 1601 Trapelo Road terminated on June 30, 2023. The remaining two premises terminated on November 1, 2023, the date per the Second Amendment that corresponded with the commencement/occupancy of one of the new leases. Rent expenses during 2023, 2022, and 2021 were $1,485, $2,421, and $2,166, respectively, under this lease and were partially reimbursed by affiliates.

Effective February 2, 2022, the Company entered into an additional sublease agreement with PSA Realty Company (“PSA Realty”) to occupy office space in Ft. Lauderdale, Florida, once renovations of the office were completed. The sublease agreement expires no later than one day prior to the primary lease expiration. Rental expenses under this sublease in 2023 and 2022 were $157 and $0, respectively.

Effective October 13, 2022, the Company entered into two sublease agreements with PSA Realty to occupy two separate office spaces in Waltham, Massachusetts, once renovations on each office space were completed in 2023. The primary leases for the office spaces known as 10 CityPoint and 230 CityPoint are seven-year and eight-year leases, respectively, each with an option to renew for five additional years. The subleases expire no later than one day prior to the expiration of the primary leases. Combined rental expenses under these subleases in 2023 were $527, and the Company was partially reimbursed by an affiliate.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

At December 31, 2023, the minimum aggregate lease commitments, for the next five years and thereafter, were as follows:

Operating Leases
Year ended December 31:
2024	$3,851
2025	3,593
2026	3,518
2027	3,595
2028	3,672
Thereafter	16,665

Total	$34,894

Contingent Commitments

The Company had unfunded commitments for limited partnership investments of $190,986 and $211,779 and commitments for funding future fixed income and preferred stock investments of $1,578,427 and $1,011,581 as of December 31, 2023, and 2022, respectively. The Company also had $140,204 and $159,982 of outstanding mortgage loan commitments on real estate as of December 31, 2023 and 2022, respectively.

Guaranty Fund Assessments

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

Various insolvencies reported by the National Organization of Life and Health Insurance Guaranty Associations will result in retrospective, premium-based guaranty fund assessments against the Company. Based on the best information available, the Company has recorded an accrued liability of $2,970 and $2,995 for guaranty fund assessments as of December 31, 2023 and 2022, respectively. The Company does not know the period over which the guaranty fund assessments may be paid.

As of December 31, 2023 and 2022, the Company did not have any guaranty fund liabilities or assets related to assessments from insolvencies of entities that wrote long-term care contracts.

The Company has not established any asset for premium tax credits or policy surcharges as their recoveries are not estimable.

Litigation and Other Matters

The Company is involved in various lawsuits in the normal course of business. The status of these legal actions is actively monitored by management. If management believed, based on available information, that an adverse outcome upon resolution of a given legal action was probable and the amount of that adverse outcome was reasonably estimable, a loss would be recognized and a related liability recorded. The Company is not aware of any contingent liabilities arising from litigation or other matters that could have a material effect upon the financial condition, results of operations, or cash flows of the Company.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Pledged or Restricted Assets

The following assets were restricted (including pledged assets) at December 31, 2023 and 2022:

	Gross (Admitted & Nonadmitted) Restricted								Percentage
Restricted Asset Category	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2023 Total	2022 Total	Increase/ (Decrease)	Total 2023 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Subject to Repurchase Agreements	$816,037	$—	$—	$—	$816,037	$778,740	$37,297	$816,037	1.77%	1.77%
Subject to Reverse Repurchase Agreements	1,247,707	—	—	—	1,247,707	1,048,957	198,750	1,247,707	2.70%	2.71%
FHLB Capital Stock	71,460	—	—	—	71,460	50,086	21,374	71,460	0.15%	0.16%
On Deposit with States	4,181	—	—	—	4,181	4,145	36	4,181	0.01%	0.01%
Pledged as Collateral to FHLB (Including Securities and Commercial Mortgage Loans)	2,110,097	—	—	—	2,110,097	1,496,904	613,193	2,110,097	4.57%	4.58%
Pledged as collateral not captured in other categories	177,683	—	—	—	177,683	353,878	(176,195)	177,683	0.39%	0.39%
Other Restricted Assets	18,031	—	—	—	18,031	11,501	6,530	18,031	0.04%	0.04%

Total Restricted Assets	$4,445,196	$—	$—	$—	$4,445,196	$3,744,211	$700,985	$4,445,196	9.63%	9.66%

The following were assets pledged as collateral not captured in other categories, including assets backing funding agreements (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate) at December 31, 2023 and 2022:

	Gross Restricted								Percentage
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2023 Total	2022 Total	Increase/ (Decrease)	Total 2023 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Bond collateral to Société Générale	$176,883	$—	$—	$—	176,883	$176,875	$8	$176,883	0.38%	0.38%
Derivative collateral	800	—	—	—	800	145,140	(144,340)	800	— %	— %
Repo Collateral	—	—	—	—	—	31,863	(31,863)	—	— %	— %

Total	$177,683	$—	$—	$—	$177,683	$353,878	$(176,195)	$177,683	0.38%	0.38%

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

The following were other restricted assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate) at December 31, 2023 and 2022:

	Gross Restricted								Percentage
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2023 Total	2022 Total	Increase/ (Decrease)	Total 2023 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Cash - Tax Escrow	$1,902	$—	$—	$—	$1,902	2,361	$(459)	$1,902	— %	— %
Mortgage Escrow	16,129	—	—	—	16,129	9,140	6,989	16,129	0.03%	0.03%

Total	$18,031	$—	$—	$—	$18,031	$11,501	$6,530	$18,031	0.03%	0.03%

19.	Federal Home Loan Bank

The Company is a member of the FHLB. Through its membership, the Company utilizes funding agreements issued to the FHLB consistent with its other investment spread operations and considers these funds policyholder liabilities. From time to time, the Company also uses FHLB funds for operations; any funds obtained from the FHLB for use in the Company’s general operations are accounted for as borrowed money. The Company has determined its estimated maximum borrowing capacity with the FHLB as $1,683,708 as of December 31, 2023. The Company calculated this amount in accordance with its current collateral pledged to the FHLB.

The FHLB issued a LOC to the Company on behalf of an unrelated party effective July 1, 2021, with a maximum credit amount of $1,000 and an expiration date of December 31, 2021. A new LOC was issued to the Company on behalf of the same unrelated party effective December 1, 2021, with a maximum credit amount of $1,000 and expiration date of June 30, 2022. No amounts were drawn on either LOC during 2023 or 2022. Collateral related to the LOC is included in the disclosures below.

FHLB Capital Stock

Aggregate Totals:

As of December 31, 2023	Total	General Account	Separate Accounts
Membership Stock - Class A	$—	$—	$—
Membership Stock - Class B	7	7	—
Activity Stock	69,203	69,203	—
Excess Stock	2,250	2,250	—

Aggregate Total	$71,460	$71,460	$—

Actual or Estimated Borrowing Capacity as Determined by the Insurer	$1,683,708	$—	$—
As of December 31, 2022
Membership Stock - Class A	$—	$—	$—
Membership Stock - Class B	5,000	5,000	—
Activity Stock	45,085	45,085	—
Excess Stock	1	1	—

Aggregate Total	$50,086	$50,086	$—

Actual or Estimated Borrowing Capacity as Determined by the Insurer	$1,158,585	XXX	XXX

Membership Stock (Class A and B) Eligible and Not Eligible for Redemption:

Membership stock	Current Year Total	Not Eligible for Redemption	Less Than 6 Months	6 months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
Class A	$—	$—	$—	$—	$—	$—
Class B	7	7	—	—	—	—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Collateral Pledged to FHLB

Amount Pledged as of Reporting Date:

	Fair Value	Carrying Value	Aggregate Total Borrowing
Current Year General Account Total Collateral Pledged	$1,966,287	$2,110,097	$1,538,000
Current Year Separate Accounts Total Collateral Pledged	—	—	—

Current Year Total General and Separate Accounts Total Collateral Pledged	$1,966,287	$2,110,097	$1,538,000

Prior Year End Total General and Separate Accounts Total Collateral Pledged	$1,354,091	$1,496,904	$1,113,000

Maximum Amount Pledged During Reporting Period:

	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral
Current Year General Account Maximum Collateral Pledged	$1,966,287	$2,110,097	$1,538,000
Current Year Separate Accounts Maximum Collateral Pledged	—	—	—

Current Year Total General and Separate Accounts Maximum Collateral Pledged	$1,966,287	$2,110,097	$1,538,000

Prior Year End Total General and Separate Accounts Total Collateral Pledged	$1,354,091	$1,496,904	$1,113,000

Borrowing from FHLB

Amount as of Reporting Date:

As of December 31, 2023	Total	General Account	Separate Accounts	Funding Agreements Reserves Established
Debt	$—	$—	$—	XXX
Funding Agreements	1,538,000	1,538,000	—	1,475,607
Other	—	—	—	XXX

Aggregate Total	$1,538,000	$1,538,000	$—	$1,475,607

As of December 31, 2022
Debt	$—	$—	$—	XXX
Funding Agreements	1,113,000	1,113,000	—	1,046,812
Other	—	—	—	XXX

Aggregate Total	$1,113,000	$1,113,000	$—	$1,046,812

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2023 AND 2022 AND

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(In thousands of dollars, except per share data)

Maximum Amount During Reporting Period:

	Total	General Account	Separate Accounts
Debt	$—	$—	$—
Funding Agreements	1,588,000	1,588,000	—
Other	—	—	—

Aggregate Total	$1,588,000	$1,588,000	$—

FHLB - Prepayment Obligations

Does the Company have prepayment Obligations under the following arrangements? (YES/NO)
Debt	No
Funding Agreements	Yes
Other	No

20.	Subsequent Events

The Company has evaluated events and transactions that occurred from January 1, 2024 to April 22, 2024, the date these financial statements were available to be issued. There have been no Type I or Type II events or transactions that occurred subsequent to December 31, 2023 having a material effect on the financial statements, except as discussed below.

On January 11, 2024, the Company received $6,700 in cash from DLAC in settlement of the Company’s ceding commission receivable. On January 24, 2024, the Company paid $118,673 of securities and $184 of cash to DLAC in settlement of the Company’s reinsurance payable.